As filed with the Securities and Exchange Commission on April __, 1997


                                                Securities Act File No. 33-73824
                                        Investment Company Act File No. 811-8274
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
        PRE-EFFECTIVE AMENDMENT NO.                                [ ]

        POST-EFFECTIVE AMENDMENT NO. 3                             [X]
                                         and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

        AMENDMENT NO. 5                                            [X]

                         MASSMUTUAL INSTITUTIONAL FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


           1295 State Street
      Springfield, Massachusetts                        01111
      --------------------------                        -----
(Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code: (413) 788-8411
                                                    --------------

                                Stephen L. Kuhn
                         MassMutual Institutional Funds
                               1295 State Street
                             Springfield, MA  01111
                    (Name and Address of Agent for Service)


                                   Copies to:
                             Peter MacDougall, Esq.
                                  Ropes & Gray
                            One International Place
                               Boston, MA  02110


Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[ ]    immediately upon filing pursuant to paragraph (b)
[x]    on May 1, 1997 pursuant to paragraph (b)
[ ]    60 days after filing pursuant to paragraph (a)(1)
[ ]    on (date) pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]    on (date) pursuant to paragraph (a)(2) of rule 485.


                       DECLARATION PURSUANT TO RULE 24F-2


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares have been registered under the Securities Act of 1933. Registrant's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ending December 31, 1996 was filed on February 25, 1997.

                         MASSMUTUAL INSTITUTIONAL FUNDS


                                   FORM N-1A


                             CROSS REFERENCE SHEET


                        ------------------------------


Part A
Item No.                                    Prospectus Heading
--------                                    ------------------


   1         Cover Page                     Cover Page


   2         Synopsis                       Expense Information


   3         Condensed Financial            Financial Highlights
             Information

   4         General Description of         The Trust; Investment
             Registrant                     Objectives and Policies
                                            of the Funds; Investment
                                            Practices of the Funds
                                            and Related Risks;
                                            Description of Shares;


   5         Management of the Fund         The Trust; Investment
                                            Manager and Sub-Advisers;
                                            Distributor, Transfer
                                            Agent, Shareholder
                                            Servicing Agent,
                                            Custodian; Expense
                                            Information


   6         Capital Stock and              The Trust; Distributions
             Other Securities               and Taxation; Description
                                            of Shares


   7         Purchase of Securities         How to Purchase,
             Being Offered                  Exchange, Convert and
                                            Redeem Shares;
                                            Distributor, Transfer
                                            Agent, Shareholder
                                            Servicing Agent,
                                            Custodian; How Fund
                                            Shares are Priced


   8         Redemption or                  How to Purchase,
             Repurchase                     Exchange, Convert and
                                            Redeem Shares


   9         Pending Legal                  Inapplicable
             Proceedings



Part B                                      Heading in Statement
Item No.                                    of Additional Information
--------                                    -------------------------
  10         Cover Page                     Cover Page


  11         Table of Contents              Table of Contents


  12         General Information            General Information
             and History


  13         Investment Objectives          Additional Investment
             and Policies                   Policies; Fundamental
                                            Investment Restrictions;
                                            Non-Fundamental
                                            Investment Restrictions


  14         Management of the Fund         Management of the Trust;
                                            Compensation;
                                            Compensation Table


  15         Control Persons and            Control Persons and
             Principal Holders of           Principal Holders of
             Securities                     Securities


  16         Investment Advisory            Investment Manager and
             and Other Services             Sub-Advisers; The
                                            Distributor; Custodian,
                                            Dividend Disbursing Agent
                                            and Transfer Agent


  17         Brokerage Allocation           Portfolio Transactions
             and Other Practices            and Brokerage


  18         Capital Stock and              Management of the Trust;
             Other Securities               Description of Shares


  19         Purchase, Redemption           Shareholder Investment
             and Pricing of                 Account; Redemption of
             Securities Being               Shares; Valuation of
             Offered                        Portfolio Securities


  20         Tax Status                     Taxation


  21         Underwriters                   The Distributor


  22         Calculation of                 Investment Performance
             Performance Data


  23         Financial Statements           Financial Statements


Part C
------


          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        MASSMUTUAL INSTITUTIONAL FUNDS

                               1295 STATE STREET
                       SPRINGFIELD, MASSACHUSETTS 01111
                                (413) 788-8411

MassMutual Institutional Funds (the "Trust") is a professionally managed investment company consisting of seven separate series of shares (the "Funds"). The Trust is designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Each Fund has a distinct investment objective.

     (1) MASSMUTUAL PRIME FUND - Seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Prime Fund is not a money market fund.

     (2) MASSMUTUAL SHORT-TERM BOND FUND - Seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

     (3) MASSMUTUAL CORE BOND FUND - Seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

     (4) MASSMUTUAL BALANCED FUND - Seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

     (5) MASSMUTUAL VALUE EQUITY FUND - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger well-established companies.

     (6) MASSMUTUAL SMALL CAP VALUE EQUITY FUND - Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

     (7) MASSMUTUAL INTERNATIONAL EQUITY FUND - Seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic securities, primarily common stocks and securities having the characteristics of common stocks, such as convertible securities.


This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Certain additional information about the Funds and the Trust is contained in a Statement of Additional Information dated May 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This additional information is available without charge by writing to the Secretary, MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.


Massachusetts Mutual Life Insurance Company ("MassMutual" or the "Adviser") is the investment manager to each of the Funds. David L. Babson and Company, Inc. ("Babson") is the investment sub-adviser to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund. HarbourView Asset Management Corporation ("HarbourView") is the investment sub-adviser to the International Equity Fund. Babson and HarbourView are hereinafter collectively referred to as the "Sub-Adviser".


Each of the Funds offers four classes of shares. Class 1, Class 2 and Class?3 shares of each Fund are intended to be purchased primarily by defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, including 401(k) plans, profit sharing plans, money purchase plans and target benefit plans. Class 1, Class 2 and Class 3 shares may be offered to defined benefit plans, to other retirement and employee benefit plans, such as tax sheltered annuities and non-qualified plans, IRAs, and to other institutional or sophisticated investors. Class 4 shares of each Fund are available only to separate investment accounts of MassMutual in which corporate qualified plans, including defined contribution plans and defined benefit plans, and certain governmental plans are permitted to invest pursuant to the issuance of group annuity contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  DISTRIBUTOR
                       OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                             Two World Trade Center
                            New York, New York 10048


PROSPECTUS May 1, 1997.

TABLE OF CONTENTS


                                                                                        Page
Expense Information.................................................................       3
Financial Highlights................................................................       6
The Trust...........................................................................      21
Investment Objectives And Policies Of The Funds.....................................      21
Investment Practices Of The Funds And Related Risks.................................      25
How To Purchase, Exchange, Convert And Redeem Shares................................      27
Investment Manager And Sub-Advisers.................................................      28
Distributor, Transfer Agent, Shareholder Servicing Agent, Custodian.................      29
Description Of Shares...............................................................      29
How Fund Shares Are Priced..........................................................      30
Distributions And Taxation..........................................................      30
Investment Performance..............................................................      31
Glossary............................................................................      33

Expense Information


These tables should help you understand the kinds of expenses you will bear directly or indirectly. The Expense Information provides estimates of how much it will cost to operate the Funds for a year, based on expenses incurred by the Funds during the fiscal year ended December 31, 1996.


------------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS 1
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          SMALL CAP
                                                        SHORT-TERM       CORE                   VALUE       VALUE     INTERNATIONAL
                                              PRIME        BOND          BOND     BALANCED      EQUITY      EQUITY       EQUITY
                                               FUND        FUND          FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 imposed on Purchases
 and Reinvested Dividends..........            None           None       None         None        None         None         None

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees....................             .45%           .45%       .45%         .45%        .45%         .55%         .85%
12b-1 Fees.........................             .65%           .65%       .65%         .65%        .65%         .65%         .65%
Other Expenses.....................             .58%           .58%       .59%         .59%        .59%         .59%         .72%
====================================================================================================================================

TOTAL OPERATING EXPENSES/(1)/                  1.68%          1.68%      1.69%        1.69%       1.69%        1.79%        2.22%
====================================================================================================================================



(1) MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. The expenses in the above table have been restated to show what 1996 expenses would have been without such waiver.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.


                                                                                                      SMALL CAP
                                                   SHORT-TERM     CORE                     VALUE       VALUE        INTERNATIONAL
                                        PRIME         BOND        BOND     BALANCED       EQUITY       EQUITY          EQUITY
                                        FUND          FUND        FUND       FUND          FUND        FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                               $ 17         $ 17         $ 17       $ 17           $ 17         $ 18            $ 23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 3 Years                              $ 53         $ 53         $ 53       $ 53           $ 53         $ 56            $ 69
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 5 Years                              $ 91         $ 91         $ 92       $ 92           $ 92         $ 97            $119
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 10 Years                             $199         $199         $200       $200           $200         $211            $255
------------------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules. See "How to Purchase, Exchange, Convert and Redeem Shares."

------------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS 2
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                         SMALL CAP
                                                        SHORT-TERM      CORE                   VALUE       VALUE       INTERNATIONAL
                                              PRIME        BOND         BOND     BALANCED      EQUITY      EQUITY         EQUITY
                                              FUND         FUND         FUND       FUND         FUND        FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........            NONE           NONE      NONE         NONE        NONE        NONE          NONE

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees....................             .45%           .45%      .45%         .45%        .45%        .55%          .85%
12b-1 Fees.........................             .15%           .15%      .15%         .15%        .15%        .15%          .15%
Other Expenses.....................             .53%           .53%      .54%         .54%        .54%        .54%          .67%
====================================================================================================================================

TOTAL OPERATING EXPENSES/(1)/                  1.13%          1.13%     1.14%        1.14%       1.14%       1.24%         1.67%
====================================================================================================================================



(1) MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. The expenses in the above table have been restated to show what 1996 expenses would have been without such waiver.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.


                                                                                                        SMALL CAP
                                                   SHORT-TERM     CORE                       VALUE       VALUE        INTERNATIONAL
                                        PRIME         BOND        BOND       BALANCED       EQUITY       EQUITY          EQUITY
                                        FUND          FUND        FUND         FUND          FUND         FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                               $ 12         $ 12         $ 12         $ 12           $ 12         $ 13            $ 17
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 3 Years                              $ 36         $ 36         $ 36         $ 36           $ 36         $ 39            $ 53
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 5 Years                              $ 62         $ 62         $ 63         $ 63           $ 63         $ 68            $ 91
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 10 Years                             $137         $137         $139         $139           $139         $150            $198
------------------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules. See "How to Purchase, Exchange, Convert and Redeem Shares."

------------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS 3
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          SMALL CAP
                                                        SHORT-TERM       CORE                   VALUE       VALUE     INTERNATIONAL
                                              PRIME        BOND          BOND     BALANCED      EQUITY      EQUITY       EQUITY
                                               FUND        FUND          FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........            NONE           NONE       NONE         NONE        NONE         NONE         NONE

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees....................            .45%           .45%       .45%         .45%        .45%         .55%          .85%
12b-1 Fees.........................            NONE           NONE       NONE         NONE        NONE         NONE          NONE
Other Expenses.....................            .33%           .34%       .34%         .34%        .35%         .34%          .57%
====================================================================================================================================

TOTAL OPERATING EXPENSES/(1)/                  .78%           .79%       .79%         .79%        .80%         .89%         1.42%
====================================================================================================================================



(1) MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. The expenses in the above table have been restated to show what 1996 expenses would have been without such waiver.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.


                                                                                                        SMALL CAP
                                                   SHORT-TERM     CORE                       VALUE       VALUE        INTERNATIONAL
                                        PRIME         BOND        BOND       BALANCED       EQUITY       EQUITY          EQUITY
                                        FUND          FUND        FUND         FUND          FUND         FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                               $  8         $  8         $  8         $  8           $  8        $  9              $ 14
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 3 Years                              $ 25         $ 25         $ 25         $ 25           $ 26        $ 28              $ 45
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 5 Years                              $ 43         $ 44         $ 44         $ 44           $ 44        $ 49              $ 78
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 10 Years                             $ 97         $ 98         $ 98         $ 98           $ 99        $110              $170
------------------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

------------------------------------------------------------------------------------------------------------------------------------

                                                              CLASS 4
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          SMALL CAP
                                                        SHORT-TERM       CORE                   VALUE       VALUE     INTERNATIONAL
                                              PRIME        BOND          BOND     BALANCED      EQUITY      EQUITY       EQUITY
                                               FUND        FUND          FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)
Maximum Sales Charge
 Imposed on Purchases
 and Reinvested Dividends..........            NONE           NONE       NONE         NONE        NONE         NONE         NONE

ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)
Management Fees....................             .45%           .45%       .45%         .45%        .45%         .55%        .85%
12b-1 Fees.........................            NONE           NONE       NONE         NONE        NONE         NONE         NONE
Custody............................            .008%          .012%      .013%        .013%      .0093%        .013%        .138%
Other Expenses.....................           .0929%         .0925%      .092%       .0892%      .0941%       .0916%       .0838%
====================================================================================================================================

TOTAL OPERATING EXPENSES/(1)/(2)/             .5509%         .5545%     .5550%       .5522%      .5534%       .6546%      1.0718%
====================================================================================================================================



(1) MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. The expenses in the above table have been restated to show what 1996 expenses would have been without such waiver.

(2) There are no current client expenses for separate accounts, but employee benefit plans that invest in the separate accounts are subject to charges imposed in their group annuity contracts, as set forth in their respective Plan Documents. See the Glossary for a definition of Plan Documents.

EXAMPLE: An investor would pay the following expenses on an investment of $1,000 in the Fund assuming: (a) 5% annual return and (b) redemption at the end of each time period.


                                                                                                        SMALL CAP
                                                   SHORT-TERM     CORE                       VALUE       VALUE        INTERNATIONAL
                                        PRIME         BOND        BOND       BALANCED       EQUITY       EQUITY          EQUITY
                                        FUND          FUND        FUND         FUND          FUND         FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                               $  6         $  6         $  6         $  6           $  6         $  7             $ 11
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 3 Years                              $ 18         $ 18         $ 18         $ 18           $ 18         $ 21             $ 34
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 5 Years                              $ 31         $ 31         $ 31         $ 31           $ 31         $ 36             $ 59
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

 10 Years                             $ 69         $ 69         $ 70         $ 69           $ 69         $ 82             $131
------------------------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The information in the following tables has been derived from the financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report on the financial statements of the Funds is included in the Trust's Annual Report which is part of the Statement of Additional Information. Further information about the performance of the Funds is contained in the Annual Report. The Statement of Additional Information and the Annual Report may be obtained without charge by writing to the Trust's Secretary.

MassMutual Prime Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                     CLASS 1
                                                                                                     -------
                                                                                 YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                                  12/31/96          12/31/95          12/31/94(up)**
                                                                                 ----------        ----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  151.05         $  150.39         $  150.00
                                                                                 ----------        ----------        -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                               6.09***           6.90 ***          1.02
  Net realized and unrealized gain (loss) on investments                              0.03             (0.01)             0.42
                                                                                 ----------        ----------        -----------
     Total income (loss) from investment operations                                   6.12              6.89              1.44
                                                                                 ----------        ----------        -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         (6.14)            (6.23)            (1.05)
                                                                                 ----------        ----------        -----------
NET ASSET VALUE, END OF PERIOD                                                   $  151.03         $  151.05         $  150.39
                                                                                 ==========        ==========        ===========
TOTAL RETURN                                                                          4.05%             4.58%             0.96%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $110              $105              $101
  Net expenses to average daily net assets#                                           1.65%             1.65%             1.65%*
  Net investment income to average daily net assets                                   3.97%             4.48%             4.07%*

    #Computed after giving effect to the reduction in
     management fee by MassMutual, which such voluntary
     fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                                     1.68%             1.68%             1.69%*



                                                                                                     CLASS 2
                                                                                                   ----------
                                                                                 YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                                                  12/31/96          12/31/95         12/31/94(up)**
                                                                                 ----------        ----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  151.24         $  150.56        $  150.00
                                                                                 ----------        ----------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                               6.96***           7.78 ***         1.16
  Net realized and unrealized gain (loss) on investments                              0.04             (0.02)            0.57
                                                                                 ----------        ----------       -----------
     Total income (loss) from investment operations                                   7.00              7.76             1.73
                                                                                 ----------        ----------       -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         (7.01)            (7.08)           (1.17)
                                                                                 ----------        ----------       -----------
NET ASSET VALUE, END OF PERIOD                                                   $  151.23         $  151.24        $  150.56
                                                                                 ==========        ==========       ===========
TOTAL RETURN                                                                          4.63%             5.16%            1.15%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $111              $106             $101
  Net expenses to average daily net assets#                                           1.10%             1.10%            1.10%*
  Net investment income to average daily net assets                                   4.52%             5.03%            4.62%*

    #Computed after giving effect to the reduction in
     management fee by MassMutual, which such voluntary
     fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                                     1.13%             1.13%            1.14%*




(up) All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*    Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
*** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                                     CLASS 3
                                                                                                     -------
                                                                                 YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                                  12/31/96          12/31/95          12/31/94(up)**
                                                                                 ----------        ----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  151.32         $  150.61         $  150.00
                                                                                 ----------        ----------        -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                               7.51***           8.33 ***          1.21
  Net realized and unrealized gain (loss) on investments                              0.05             (0.01)             0.61
                                                                                 ----------        ----------        -----------
     Total income (loss) from investment operations                                   7.56              8.32              1.82
                                                                                 ----------        ----------        -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         (7.59)            (7.61)            (1.21)
                                                                                 ----------        ----------        -----------
NET ASSET VALUE, END OF PERIOD                                                   $  151.29         $  151.32         $  150.61
                                                                                 ==========        ==========        ===========
TOTAL RETURN                                                                          5.00%             5.53%             1.21%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $112              $106              $101
  Net expenses to average daily net assets#                                           0.75%             0.75%             0.75%*
  Net investment income to average daily net assets                                   4.86%             5.38%             4.99%*
     #Computed after giving effect to the reduction in
     management fee by MassMutual, which such voluntary
     fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                                     0.78%             0.78%             0.79%*



                                                                                                     CLASS 4
                                                                                                     -------
                                                                                 YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                                                  12/31/96          12/31/95          12/31/94(up)**
                                                                                 ----------        ----------         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  151.06         $  150.36          $  150.00
                                                                                 ----------        ----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                               7.85***           8.70 ***           1.55
  Net realized and unrealized gain (loss) on investments                              0.06             (0.02)              0.34
                                                                                 ----------        ----------         ----------
     Total income (loss) from investment operations                                   7.91              8.68               1.89
                                                                                 ----------        ----------         ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                         (7.97)            (7.98)             (1.53)
                                                                                 ----------        ----------         ----------
NET ASSET VALUE, END OF PERIOD                                                   $  151.00         $  151.06          $  150.36
                                                                                 ==========        ==========         ==========
TOTAL RETURN@                                                                         5.24%             5.78%              1.26%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                              $ 258,729         $ 253,936          $ 170,548
  Net expenses to average daily net assets#                                         0.5160%           0.5160%            0.5160%*
  Net investment income to average daily net assets                                   5.10%             5.61%              5.01%*
     #Computed after giving effect to the reduction in
     management fee by MassMutual, which such voluntary
     fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
     to average daily net assets would have been:                                   0.5509%           0.5468%            0.5605%*


(up) All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.

*Annualized

**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Short-Term Bond Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                             CLASS 1
                                                                                          -----------
                                                                     YEAR ENDED           YEAR   ENDED      PERIOD ENDED
                                                                      12/31/96               12/31/95        12/31/94**
                                                                     -----------          -----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.19            $    9.89          $     10.00
                                                                     -----------          -----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.50                 0.55                 0.09
 Net realized and unrealized gain (loss) on investments                  (0.05)                0.49                (0.11)
                                                                     -----------          -----------        -------------
  Total income (loss) from investment operations                          0.45                 1.04                (0.02)
                                                                     -----------          -----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.48)               (0.54)               (0.09)
 From net realized gains                                                 (0.01)               (0.20)                  --
                                                                     -----------          -----------        -------------
  Total distributions                                                    (0.49)               (0.74)               (0.09)
                                                                     -----------          -----------        -------------
NET ASSET VALUE, END OF PERIOD                                       $   10.15            $   10.19          $      9.89
                                                                     ===========          ===========        =============
TOTAL RETURN                                                              4.35%               10.54%               (0.17)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     116            $     111          $       100
 Net expenses to average daily net assets#                                1.65%                1.65%                1.65%*
 Net investment income to average daily net assets                        4.86%                5.20%                5.45%*
 Portfolio turnover rate                                                    61%                 114%                  15%

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.68%                1.68%                1.70%*



                                                                                           CLASS 2
                                                                                          ----------
                                                                     YEAR ENDED           YEAR ENDED        PERIOD ENDED
                                                                      12/31/96             12/31/95          12/31/94**
                                                                     ----------           ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.19            $    9.89          $     10.00
                                                                     ----------           ----------         ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.56                 0.61                 0.10
 Net realized and unrealized gain (loss) on investments                  (0.04)                0.49                (0.11)
                                                                     ----------           ----------         ------------
  Total income (loss) from investment operations                          0.52                 1.10                (0.01)
                                                                     ----------           ----------         ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.54)               (0.60)               (0.10)
 From net realized gains                                                 (0.01)               (0.20)                  --
                                                                     -----------          -----------        ------------
  Total distributions                                                    (0.55)               (0.80)               (0.10)
                                                                     -----------          -----------        ------------
NET ASSET VALUE, END OF PERIOD                                       $   10.16            $   10.19          $      9.89
                                                                     ===========          ===========        ============
TOTAL RETURN                                                              5.02%               11.11%               (0.09)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     117            $     112          $       101
 Net expenses to average daily net assets#                                1.10%                1.10%                1.10%*
 Net investment income to average daily net assets                        5.41%                5.75%                5.99%*
 Portfolio turnover rate                                                    61%                 114%                  15%

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.13%                1.13%                1.15%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                         CLASS 3
                                                                                        ---------
                                                                     YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                                      12/31/96           12/31/95         12/31/94**
                                                                     ----------         ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.21          $    9.91        $     10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:                            ----------         ----------       ------------
 Net investment income                                                    0.60               0.64               0.10
 Net realized and unrealized gain (loss) on investments                  (0.05)              0.49              (0.09)
                                                                     ----------        -----------       ------------
  Total income (loss) from investment operations                          0.55               1.13               0.01
                                                                     ----------        -----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.58)             (0.63)             (0.10)
 From net realized gains                                                 (0.01)             (0.20)                --
                                                                     ----------        -----------       ------------
  Total distributions                                                    (0.59)             (0.83)             (0.10)
                                                                     ----------        -----------       ------------
NET ASSET VALUE, END OF PERIOD                                       $   10.17          $   10.21        $      9.91
                                                                     ==========        ===========       ============
TOTAL RETURN                                                              5.28%             11.46%              0.13%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     118          $     112        $       100
 Net expenses to average daily net assets#                                0.75%              0.75%              0.75%*
 Net investment income to average daily net assets                        5.76%              6.10%              6.36%*
 Portfolio turnover rate                                                    61%               114%                15%
  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           0.79%              0.78%              0.80%*



                                                                                         CLASS 4
                                                                                        ---------
                                                                     YEAR ENDED         YEAR ENDED      PERIOD ENDED
                                                                      12/31/96           12/31/95        12/31/94**
                                                                     ----------         ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.15          $    9.85        $     10.00
                                                                     ----------         ----------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.60               0.66               0.16
 Net realized and unrealized gain (loss) on investments                  (0.03)              0.50              (0.15)
                                                                     ----------         ----------       ------------
  Total income (loss) from investment operations                          0.57               1.16               0.01
                                                                     ----------         ----------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.60)             (0.66)             (0.16)
 From net realized gains                                                 (0.01)             (0.20)                --
                                                                     ----------         ----------       ------------
  Total distributions                                                    (0.61)             (0.86)             (0.16)
                                                                     ----------         ----------       ------------
NET ASSET VALUE, END OF PERIOD                                       $   10.11          $   10.15        $      9.85
                                                                     ==========         ==========       ============
TOTAL RETURN@                                                             5.57%             11.77%              0.13%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $ 145,182          $ 122,904        $   106,846
 Net expenses to average daily net assets#                              0.5190%            0.5190%            0.5190%*
 Net investment income to average daily net assets                        6.00%              6.32%              6.37%*
 Portfolio turnover rate                                                    61%               114%                15%

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         0.5545%            0.5524%            0.5654%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate
  Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Core Bond Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                     CLASS 1
                                                                                   ------------
                                                                     YEAR ENDED     YEAR ENDED       PERIOD ENDED
                                                                      12/31/96       12/31/95         12/31/94**
                                                                    -----------    ------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.79      $    9.90       $     10.00
                                                                    -----------    ------------     --------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.53***        0.50              0.10
 Net realized and unrealized gain (loss) on investments                  (0.36)          1.26             (0.10)
                                                                    -----------    ------------     --------------
 Total income (loss) from investment operations                           0.17           1.76                --
                                                                    -----------    ------------     --------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.40)         (0.54)            (0.10)
 From net realized gains                                                 (0.08)         (0.33)               --
                                                                    -----------    ------------     --------------
 Total distributions                                                     (0.46)         (0.87)            (0.10)
                                                                    -----------    ------------     --------------
NET ASSET VALUE, END OF PERIOD                                       $   10.50      $   10.79       $      9.90
                                                                    ===========    ===========      ==============
TOTAL RETURN                                                              1.60%         17.81%             0.00%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     121      $     171       $       101
 Net expenses to average daily net assets#                                1.65%          1.65%             1.65%*
 Net investment income to average daily net assets                        5.10%          5.39%             5.91%*
 Portfolio turnover rate                                                    54%           104%                7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual, which such voluntary
    fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                          1.69%          1.69%             1.71%*





                                                                                      CLASS 2
                                                                                   ------------
                                                                     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                                      12/31/96       12/31/95       12/31/94(UP)**
                                                                    -----------    ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.82      $    9.90      $     10.00
                                                                    ------------   ------------    --------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.60***        0.64             0.11
 Net realized and unrealized gain (loss) on investments                  (0.38)          1.19            (0.10)
                                                                    ------------   ------------    --------------
  Total income (loss) from investment operations                          0.22           1.83             0.01
                                                                    ------------   ------------    --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.47)         (0.58)           (0.11)
 From net realized gains                                                 (0.06)         (0.33)              --
                                                                    ------------   ------------    -------------
  Total distributions                                                    (0.53)         (0.91)           (0.11)
                                                                    ------------   ------------    -------------
NET ASSET VALUE, END OF PERIOD                                       $   10.51      $   10.82      $      9.90
                                                                    ============   ============    =============
TOTAL RETURN                                                              2.07%         18.51%            0.08%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $     122      $     120      $       101
 Net expenses to average daily net assets#                                1.10%          1.10%            1.10%*
 Net investment income to average daily net assets                        5.67%          5.97%            6.46%*
 Portfolio turnover rate                                                    54%           104%               7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual, which such voluntary
    fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                          1.14%          1.14%            1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                   CLASS 3
                                                                                 ----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94**
                                                                    ----------- ----------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.82   $    9.90   $     10.00
                                                                    ----------- ----------- --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.64***     0.68          0.11
 Net realized and unrealized gain (loss) on investments                  (0.37)       1.19         (0.10)
                                                                    ----------- ----------- --------------
  Total income (loss) from investment operations                          0.27        1.87          0.01
                                                                    ----------- ----------- --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.51)      (0.62)        (0.11)
 From net realized gains                                                 (0.06)      (0.33)           --
                                                                    ----------- ----------- --------------
  Total distributions                                                    (0.57)      (0.95)        (0.11)
                                                                    ----------- ----------- --------------
NET ASSET VALUE, END OF PERIOD                                       $   10.52   $   10.82   $      9.90
                                                                    =========== =========== ==============
TOTAL RETURN                                                              2.52%      18.87%         0.09%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $     123   $     120   $       101
 Net expenses to average daily net assets#                                0.75%       0.75%         0.75%*
 Net investment income to average daily net assets                        6.01%       6.32%         6.83%*
 Portfolio turnover rate                                                    54%        104%            7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual, which such voluntary
    fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                          0.79%       0.79%         0.81%*



                                                                                   CLASS 4
                                                                                 ----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94**
                                                                    ----------- ----------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   10.75   $    9.84   $     10.00
                                                                    ----------- ----------- --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.67***     0.72***       0.18
 Net realized and unrealized gain (loss) on investments                  (0.37)       1.17         (0.16)
                                                                    ----------- ----------- --------------
   Total income (loss) from investment operations                         0.30        1.89          0.02
                                                                    ----------- ----------- --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.54)      (0.65)        (0.18)
 From net realized gains                                                 (0.06)      (0.33)           --
                                                                    ----------- ----------- --------------
   Total distributions                                                   (0.60)      (0.98)        (0.18)
                                                                    ----------- ----------- --------------
NET ASSET VALUE, END OF PERIOD                                       $   10.45   $   10.75   $      9.84
                                                                    =========== =========== ==============
TOTAL RETURN@                                                             2.80%      19.15%         0.20%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $ 356,699   $ 253,540   $   194,150
 Net expenses to average daily net assets#                              0.5130%     0.5130%       0.5130%*
 Net investment income to average daily net assets                        6.26%       6.56%         6.86%*
 Portfolio turnover rate                                                    54%        104%            7%

   #Computed after giving effect to the reduction in
    management fee by MassMutual, which such voluntary
    fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
    to average daily net assets would have been:                        0.5550%     0.5553%       0.5672%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

MassMutual Balanced Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                  CLASS 1
                                                                                 ----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94**
                                                                   ------------ ------------ -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.50   $    9.94   $     10.00
                                                                   ------------ ------------ -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.34        0.28          0.06
 Net realized and unrealized gain (loss) on investments                   1.01        1.70         (0.06)
                                                                   ------------ ------------ -------------
 Total income (loss) from investment operations                           1.35        1.98            --
                                                                   ------------ ------------ -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.31)      (0.33)        (0.06)
 From net realized gains                                                 (0.19)      (0.09)           --
                                                                   ------------ ------------ -------------
   Total distributions                                                   (0.50)      (0.42)        (0.06)
                                                                   ------------ ------------ -------------
NET ASSET VALUE, END OF PERIOD                                       $   12.35   $   11.50   $      9.94
                                                                   ============ ============ =============
TOTAL RETURN                                                             11.67%      19.92%         0.00%

RATIOS / SUPPLEMENTAL DATA:

Net assets, end of period (000's)                                    $     134   $     173   $       100
 Net expenses to average daily net assets#                                1.65%       1.65%         1.65%*
 Net investment income to average daily net assets                        2.71%       3.03%         3.39%*
 Portfolio turnover rate                                                    26%         23%            2%
 Average broker commission rate (a)                                  $   .0594         N/A           N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.69%       1.69%         1.71%*



                                                                                   CLASS 2
                                                                                 ----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94**
                                                                    ----------- ----------- ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.53   $    9.95   $     10.00
                                                                    ----------- ----------- ---------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.39        0.39          0.06
 Net realized and unrealized gain (loss) on investments                   1.03        1.65         (0.04)
                                                                    ----------- ----------- ---------------
   Total income (loss) from investment operations                         1.42        2.04          0.02
                                                                    ----------- ----------- ---------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.39)      (0.37)        (0.07)
 From net realized gains                                                 (0.19)      (0.09)           --
                                                                    ----------- ----------- ---------------
   Total distributions                                                   (0.58)      (0.46)        (0.07)
                                                                    ----------- ----------- ---------------
NET ASSET VALUE, END OF PERIOD                                       $   12.37   $   11.53   $      9.95
                                                                    =========== =========== ===============
TOTAL RETURN                                                             12.25%      20.50%         0.17%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $     135   $     121   $       100
 Net expenses to average daily net assets#                                1.10%       1.10%         1.10%*
 Net investment income to average daily net assets                        3.23%       3.60%         3.94%*
 Portfolio turnover rate                                                    26%         23%            2%
 Average broker commission rate (a)                                  $   .0594         N/A           N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.14%       1.14%         1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                  CLASS 3
                                                                                 ----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95     12/31/94**
                                                                    ----------- ------------ -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.55   $    9.96   $      10.00
                                                                    ----------- ------------ -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.44        0.43           0.07
 Net realized and unrealized gain (loss) on investments                   1.02        1.66          (0.04)
                                                                    ----------- ------------ -------------
  Total income (loss) from investment operations                          1.46        2.09           0.03
                                                                    ----------- ------------ -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.43)      (0.41)         (0.07)
 From net realized gains                                                 (0.19)      (0.09)            --
                                                                    ----------- ------------ -------------
  Total distributions                                                    (0.62)      (0.50)         (0.07)
                                                                    ----------- ------------ -------------
NET ASSET VALUE, END OF PERIOD                                       $   12.39   $   11.55   $       9.96
                                                                   =========== ============ =============
TOTAL RETURN                                                             12.61%      20.96%          0.28%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $     136   $     121   $        100
 Net expenses to average daily net assets#                                0.75%       0.75%          0.75%*
 Net investment income to average daily net assets                        3.60%       3.94%          4.32%*
 Portfolio turnover rate                                                    26%         23%             2%
Average broker commission rate (a)                                   $   .0594         N/A            N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           0.79%       0.79%          0.81%*



                                                                                  CLASS 4
                                                                                -----------
                                                                    YEAR ENDED   YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94(up)**
                                                                   ------------ ----------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.51   $    9.92   $      10.00
                                                                   ------------ ----------- --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.46        0.44           0.11
 Net realized and unrealized gain (loss) on investments                   1.02        1.68          (0.08)
                                                                   ------------ ----------- --------------
  Total income (loss) from investment operations                          1.48        2.12           0.03
                                                                   ------------ ----------- --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.46)      (0.44)         (0.11)
 From net realized gains                                                 (0.19)      (0.09)            --
                                                                   ------------ ----------- --------------
  Total distributions                                                    (0.65)      (0.53)         (0.11)
                                                                   ------------ ----------- --------------
NET ASSET VALUE, END OF PERIOD                                       $   12.34   $   11.51   $       9.92
                                                                   ============ =========== ==============
TOTAL RETURN@                                                            12.83%      21.31%          0.29%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $ 563,280   $ 456,773   $    349,688
 Net expenses to average daily net assets#                              0.5120%     0.5120%        0.5120%*
 Net investment income to average daily net assets                        3.83%       4.18%          4.29%*
 Portfolio turnover rate                                                    26%         23%             2%
Average broker commission rate (a)                                   $   .0594         N/A            N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         0.5522%     0.5514%        0.5650%*



*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual Value Equity Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                 CLASS 1
                                                                                ----------
                                                                    YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                     12/31/96     12/31/95     12/31/94**
                                                                   ------------ ------------ --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   12.63   $    9.92   $     10.00
                                                                   ------------ ------------ --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.17        0.18          0.04
 Net realized and unrealized gain (loss) on investments                   2.21        2.81         (0.08)
                                                                   ------------ ------------ --------------
  Total income (loss) from investment operations                          2.38        2.99         (0.04)
                                                                   ------------ ------------ --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.18)      (0.18)        (0.04)
 From net realized gains                                                 (0.39)      (0.10)           --
                                                                   ------------ ------------ --------------
  Total distributions                                                    (0.57)      (0.28)        (0.04)
                                                                   ------------ ------------ --------------
NET ASSET VALUE, END OF PERIOD                                       $   14.44   $   12.63   $      9.92
                                                                   ============ ============ ==============
TOTAL RETURN                                                             18.83%      30.10%        (0.39)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     154   $     129   $        99
 Net expenses to average daily net assets#                                1.65%       1.65%         1.65%*
 Net investment income to average daily net assets                        1.28%       1.58%         2.31%*
 Portfolio turnover rate                                                    13%         16%            3%
Average broker commission rate (a)                                   $   .0585         N/A           N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.69%       1.70%         1.71%*



                                                                                  CLASS 2
                                                                                -----------
                                                                     YEAR ENDED  YEAR ENDED  PERIOD ENDED
                                                                      12/31/96    12/31/95    12/31/94**
                                                                    ----------- ----------- --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   12.65   $    9.93   $     10.00
                                                                    ----------- ----------- --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.25        0.24          0.05
 Net realized and unrealized gain (loss) on investments                   2.22        2.82         (0.07)
                                                                    ----------- ----------- --------------
  Total income (loss) from investment operations                          2.47        3.06         (0.02)
                                                                    ----------- ----------- --------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.26)      (0.24)        (0.05)
 From net realized gains                                                 (0.39)      (0.10)           --
                                                                    ----------- ----------- --------------
  Total distributions                                                    (0.65)      (0.34)        (0.05)
                                                                    ----------- ----------- --------------
NET ASSET VALUE, END OF PERIOD                                       $   14.47   $   12.65   $      9.93
                                                                    =========== =========== ==============
TOTAL RETURN                                                             19.46%      30.80%        (0.22)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                   $     155   $     130   $        99
 Net expenses to average daily net assets#                                1.10%       1.10%         1.10%*
 Net investment income to average daily net assets                        1.82%       2.13%         2.86%*
 Portfolio turnover rate                                                    13%         16%            3%
Average broker commission rate (a)                                   $   .0585         N/A           N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.14%       1.15%         1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 3
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    12.66      $     9.93     $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                   0.30            0.28            0.05
 Net realized and unrealized gain (loss) on investments                  2.23            2.83           (0.07)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                         2.53            3.11           (0.02)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             (0.31)          (0.28)          (0.05)
 From net realized gains                                                (0.39)          (0.10)             --
                                                                   ----------      ----------     ------------
  Total distributions                                                   (0.70)          (0.38)          (0.05)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $    14.49      $    12.66     $      9.93
                                                                   ==========      ==========     ============
TOTAL RETURN                                                            19.92%          31.30%          (0.18)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $      156      $      130     $        99
 Net expenses to average daily net assets#                               0.75%           0.75%           0.75%*
 Net investment income to average daily net assets                       2.17%           2.48%           3.23%*
 Portfolio turnover rate                                                   13%             16%              3%
 Average broker commission rate (a)                                $    .0585             N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                          0.80%           0.80%           0.81%*



                                                                                    CLASS 4
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    12.63      $     9.91     $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                   0.34            0.31            0.08
 Net realized and unrealized gain (loss) on investments                  2.22            2.82           (0.09)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                         2.56            3.13           (0.01)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                             (0.34)          (0.31)          (0.08)
 From net realized gains                                                (0.39)          (0.10)             --
                                                                   ----------      ----------     ------------
  Total distributions                                                   (0.73)          (0.41)          (0.08)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $    14.46      $    12.63     $      9.91
                                                                   ==========      ==========     ============
TOTAL RETURN@                                                           20.24%          31.54%          (0.10)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $2,485,743      $2,125,248     $ 1,563,563
 Net expenses to average daily net assets#                             0.5067%         0.5067%         0.5067%*
 Net investment income to average daily net assets                       2.42%           2.72%           3.20%*
 Portfolio turnover rate                                                   13%             16%              3%
 Average broker commission rate (a)                                $    .0585             N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                        0.5534%         0.5528%         0.5681%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual Small Cap Value Equity Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 1
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.40       $    9.69      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.21            0.06             0.02
 Net realized and unrealized gain (loss) on investments                 2.23            1.74            (0.31)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        2.44            1.80            (0.29)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.14)          (0.09)           (0.02)
 From net realized gains                                               (0.31)             --               --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.45)          (0.09)           (0.02)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.39       $   11.40      $      9.69
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           21.43%          18.58%           (2.89)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     143       $     172      $        99
 Net expenses to average daily net assets#                              1.75%           1.75%            1.75%*
 Net investment income to average daily net assets                      1.56%           0.63%            1.14%*
 Portfolio turnover rate                                                  28%             28%               4%
 Average broker commission rate (a)                                $   .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.79%           1.79%            1.81%*



                                                                                    CLASS 2
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44       $    9.70      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.22            0.13             0.03
 Net realized and unrealized gain (loss) on investments                 2.30            1.74            (0.30)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        2.52            1.87            (0.27)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.23)          (0.13)           (0.03)
 From net realized gains                                               (0.31)             --               --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.54)          (0.13)           (0.03)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.42       $   11.44      $      9.70
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           22.07%          19.25%           (2.72)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     145       $     118      $        99
 Net expenses to average daily net assets#                              1.20%           1.20%            1.20%*
 Net investment income to average daily net assets                      1.81%           1.19%            1.69%*
 Portfolio turnover rate                                                  28%             28%               4%
 Average broker commission rate (a)                                $   .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.24%           1.24%            1.26%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 3
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44       $    9.70      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.27            0.16             0.03
 Net realized and unrealized gain (loss) on investments                 2.31            1.74            (0.30)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        2.58            1.90            (0.27)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.27)          (0.16)           (0.03)
 From net realized gains                                               (0.31)             --               --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.58)          (0.16)           (0.03)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.44       $   11.44      $      9.70
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           22.64%          19.62%           (2.68)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     146       $     119      $        99
 Net expenses to average daily net assets#                              0.85%           0.85%            0.85%*
 Net investment income to average daily net assets                      2.16%           1.54%            2.09%*
 Portfolio turnover rate                                                  28%             28%               4%
 Average broker commission rate (a)                                $   .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         0.89%           0.89%            0.91%*



                                                                                    CLASS 4
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44       $    9.69      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.31            0.19             0.04
 Net realized and unrealized gain (loss) on investments                 2.29            1.75            (0.31)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        2.60            1.94            (0.27)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.30)          (0.19)           (0.04)
 From net realized gains                                               (0.31)             --               --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.61)          (0.19)           (0.04)
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.43       $   11.44      $      9.69
                                                                   ==========      ==========     ============
TOTAL RETURN@                                                          22.82%          20.01%           (2.66)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $ 456,935       $ 380,398      $   310,789
 Net expenses to average daily net assets#                            0.6110%         0.6110%          0.6110%*
 Net investment income to average daily net assets                      2.40%           1.78%            1.78%*
 Portfolio turnover rate                                                  28%             28%               4%
 Average broker commission rate (a)                                $   .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       0.6546%         0.6553%          0.6681%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

MassMutual International Equity Fund

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 1
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.54       $    9.25      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                 (0.07)          (0.03)           (0.02)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                   1.70            0.40            (0.73)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        1.63            0.37            (0.75)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.10)             --               --
 In excess of net investment income                                       --           (0.08)              --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.10)          (0.08)              --
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   11.07       $    9.54      $      9.25
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           17.09%           3.96%           (7.50)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     113       $     112      $        93
 Net expenses to average daily net assets#                              2.15%           2.15%            2.15%*
 Net investment income to average daily net assets                     (0.51)%         (0.40)%          (1.10)%*
 Portfolio turnover rate                                                  58%            121%              18%
 Average broker commission rate (a)                                $   .0254             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         2.22%           2.24%            2.24%*



                                                                                    CLASS 2
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.56       $    9.26      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.00            0.02            (0.01)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                   1.70            0.40            (0.73)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        1.70            0.42            (0.74)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.17)          (0.02)              --
 In excess of net investment income                                       --           (0.10)              --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.17)          (0.12)              --
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   11.09       $    9.56      $      9.26
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           17.85%           4.52%           (7.40)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     114       $      97      $        93
 Net expenses to average daily net assets#                              1.60%           1.60%            1.60%*
 Net investment income to average daily net assets                      0.02%           0.19%           (0.55)%*
 Portfolio turnover rate                                                  58%            121%              18%
 Average broker commission rate (a)                                $   .0254             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.67%           1.69%            1.69%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 3
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.57       $    9.27      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.03            0.04            (0.00)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                   1.70            0.40            (0.73)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        1.73            0.44            (0.73)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.20)          (0.05)              --
 In excess of net investment income                                       --           (0.09)              --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.20)          (0.14)              --
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   11.10       $    9.57      $      9.27
                                                                   ==========      ==========     ============
TOTAL RETURN                                                           18.11%           4.78%           (7.30)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $     114       $      97      $        93
 Net expenses to average daily net assets#                              1.35%           1.35%            1.35%*
 Net investment income to average daily net assets                      0.27%           0.45%           (0.30)%*
 Portfolio turnover rate                                                  58%            121%              18%
 Average broker commission rate (a)                                $   .0254             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.42%           1.44%            1.44%*



                                                                                    CLASS 4
                                                                                   ----------
                                                                   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    12/31/96        12/31/95       12/31/94**
                                                                   ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    9.58       $    9.28      $     10.00
                                                                   ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.06            0.07             0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                   1.71            0.41            (0.72)
                                                                   ----------      ----------     ------------
  Total income (loss) from investment operations                        1.77            0.48            (0.72)
                                                                   ----------      ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.24)          (0.07)              --
 In excess of net investment income                                       --           (0.11)              --
                                                                   ----------      ----------     ------------
  Total distributions                                                  (0.24)          (0.18)              --
                                                                   ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                                     $   11.11       $    9.58      $      9.28
                                                                   ==========      ==========     ============
TOTAL RETURN@                                                          18.51%           5.13%           (7.20)%

RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $ 356,311       $ 220,718      $   150,199
 Net expenses to average daily net assets#                            1.0020%         1.0020%          1.0020%*
 Net investment income to average daily net assets                      0.59%           0.76%            0.04%*
 Portfolio turnover rate                                                  58%            121%              18%
 Average broker commission rate (a)                                $   .0254             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       1.0718%         1.0920%          1.0877%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

THE TRUST

The Trust is an open-end, diversified management investment company (a "mutual fund") designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Trust consists of seven separate series of shares (the "Funds"), each having four classes of shares.


     . Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Defined contribution plans - which establish an individual account for each plan participant - include 401(k) plans, profit sharing plans, money purchase plans and target benefit plans. Class 1, Class 2 and Class 3 shares may be offered to defined benefit plans, to other retirement and employee benefit plans, such as tax sheltered annuities and non-qualified plans, IRAs, and to other institutional or sophisticated investors.


     . Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of MassMutual in which corporate qualified plans, including defined contribution plans and defined benefit plans, and certain governmental plans are permitted to invest pursuant to the issuance of group annuity contracts.


The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the ``Declaration of Trust"). Each share of a Fund represents an investment in that Fund's portfolio of securities. The value of an investment in a Fund will vary as the value of the underlying portfolio increases or decreases. Dividends paid for a class of the Fund will vary in relation to the pro rata return received from the Fund's investments and the expenses each class incurs.


The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. As Adviser and Sub-Advisers to the Funds, MassMutual, Babson and HarbourView may be considered part of the management of the Trust. For more information concerning the management of the Trust, reference should be made to the Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

Each Fund has a separate investment objective, which may not be changed without the vote of a majority of that Fund's outstanding voting shares./1/ There can be no assurance that a Fund will achieve its investment objective; the success of a Fund depends to a great extent upon changes in market conditions.

(1)  MASSMUTUAL PRIME FUND

THE INVESTMENT OBJECTIVE OF THE PRIME FUND IS TO MAXIMIZE CURRENT INCOME TO THE EXTENT CONSISTENT WITH LIQUIDITY AND THE PRESERVATION OF CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO OF MONEY MARKET INSTRUMENTS.

The Fund invests in high quality debt instruments having a remaining maturity not exceeding 397 days. It is the Fund's policy to invest in the following types of short-term instruments:

     (a) Commercial paper and obligations of corporate issuers that at the date of acquisition are rated in one of the two highest ratings of at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, are judged by MassMutual to be of equivalent quality./2/

     (b)  U.S. Government Securities./3/

     (c) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of acquisition
          (1) they have a remaining maturity of 397 days or less; and (2) each of the underlying loans is made to an issuer of securities rated in one of the two highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

     (d) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published financial statements.


_____________
/1/ As used in this Prospectus, a majority of the outstanding voting shares of any Fund means the lesser of (a) 67% of that Fund's outstanding shares present at a meeting of shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of that Fund's outstanding shares.


/2/ For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the Statement of Additional Information. For example, the two highest ratings of Moody's for commercial paper are P-1 and P-2.

/3/ See the Glossary for a definition of U.S. Government Securities.

     (e) Obligations of foreign issuers, payable in U.S. dollars, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.


The Fund will make portfolio investments primarily in response to changing economic and money market conditions and trends. Trading activity is expected to be low. It is anticipated, however, that from time to time the Fund will take advantage of temporary disparities in the yield relationships among the different segments of the money market or among particular instruments within the same segment of the market to make purchases and sales when management deems that such transactions will improve the yield or the quality of the portfolio. The Fund is not a money market fund as defined in Rule 2a-7 under the Investment Company Act of 1940 (the ``1940 Act''). The portfolio of the Fund is managed by Mary E. Wilson, Senior Managing Director of MassMutual, with which she has been associated since 1982.

(2)  MASSMUTUAL SHORT-TERM BOND FUND

THE INVESTMENT OBJECTIVE OF THE SHORT-TERM BOND FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN PRIMARILY FROM CURRENT INCOME WHILE MINIMIZING FLUCTUATIONS IN CAPITAL VALUES BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF SHORT-TERM INVESTMENT GRADE FIXED INCOME SECURITIES.

The Fund invests in investment grade fixed income securities. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality./4/ For example, the Fund may invest in the following types of debt instruments:

     (a)  Corporate securities.

     (b)  U.S. Government Securities.

     (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

     (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

     (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) that at the date of acquisition are rated in one of the three highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.

     (f) Commercial paper that at the date of investment is rated in the two highest ratings of at least one NRSRO or, if unrated, is judged by MassMutual to be of equivalent quality.

     (g) Bank participation certificates that represent interests in all or part of specific bank loans, provided that at the date of investment each of the underlying loans is made to an issuer of securities rated in one of the two highest short-term debt ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality.

     (h) Certificates of deposit and bankers' acceptances of banks and savings and loan associations having deposits of at least $1 billion as of their most recently published and audited financial statements.

     (i) Securities of foreign issuers (other than those listed in (c) or (d) above) that meet credit quality requirements similar to those above, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.


Under normal market conditions, the Fund generally will have an average effective portfolio Duration of no more than three years. Portfolio Duration changes may be accomplished primarily through the reinvestment of cash flows and selective trading. See the Glossary for a definition of Duration . Neither market timing nor interest rate anticipation methods are employed in managing the Fund. The portfolio of the Fund is managed by Ronald E. Desautels, Managing Director of MassMutual, with which he has been associated since 1989.

(3)  MASSMUTUAL CORE BOND FUND

THE INVESTMENT OBJECTIVE OF THE CORE BOND FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN CONSISTENT WITH PRUDENT INVESTMENT RISK AND THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF INVESTMENT GRADE FIXED INCOME SECURITIES.

The Fund invests in investment grade, publicly traded, readily marketable, fixed income securities of such maturities as MassMutual deems appropriate from time to time in light


____________
/4/ For example, the four highest ratings of Moody's for debt obligations are Aaa, Aa, A, and Baa (including Baa3).

of market conditions and prospects. Investment grade fixed income securities are securities that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality. For example, the Fund may invest in the following types of debt instruments:

     (a)  Corporate securities.

     (b)  U.S. Government Securities.

     (c) Obligations issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.

     (d) Obligations (including certificates of deposit, time deposits or bankers' acceptances) of U.S. or Canadian chartered banks having total deposits in excess of $1 billion, U.S. branches of foreign banks having total deposits in excess of $1 billion, U.S. savings and loan associations having total deposits in excess of $1 billion, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks having total deposits in excess of $1 billion.

     (e) Publicly traded debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the three highest ratings as determined by at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, and certificates of deposit of such banks.


     (f) Securities of foreign issuers (other than those listed in (c) or (d) above) that at the date of acquisition are rated in one of the four highest ratings of at least one NRSRO or, if unrated, are judged by MassMutual to be of equivalent quality, provided that no such investment will be made if as a result more than 25% of the Fund's total assets would be invested in such securities.


Normally, the Fund's portfolio Duration will range from four to seven years. Portfolio Duration changes will be accomplished primarily through the reinvestment of cash flows and selective trading. See the Glossary for a definition of Duration. The portfolio of the Fund is managed by Mary E. Wilson, Senior Managing Director of MassMutual, with which she has been associated since 1982.

(4)  MASSMUTUAL BALANCED FUND

THE INVESTMENT OBJECTIVE OF THE BALANCED FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN OVER AN EXTENDED PERIOD OF TIME CONSISTENT WITH THE PRESERVATION OF CAPITAL VALUES BY INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES, FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS.

The Fund invests in three market sectors:


     THE PRIME SECTOR - The Prime Sector invests in accordance with the investment objective and policies of the Prime Fund.


     THE CORE BOND SECTOR - The Core Bond Sector invests in accordance with the investment objective and policies of the Core Bond Fund.


     THE VALUE EQUITY SECTOR - The Value Equity Sector invests in accordance with the investment objective and policies of the Value Equity Fund.


The Fund adjusts the mix of investments among its three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. The Fund expects that such adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in senior fixed income securities (including short-term money market instruments). In addition, under normal circumstances, no investment will be made that would result in more than 35% of the Fund's net assets being invested in the Prime Sector, more than 35% in the Core Bond Sector or more than 65% in the Value Equity Sector. In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Sector or up to 50% of its total assets in the Bond Sector. The portfolio of the Fund is managed by committee.

(5)  MASSMUTUAL VALUE EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE VALUE EQUITY FUND IS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF LARGER WELL-ESTABLISHED COMPANIES.

The Fund invests primarily in common stocks, securities convertible into common stocks, and other equity securities (such as warrants and stock rights) which are normally cash dividend-paying and listed on a national securities exchange or traded in the over-the-counter market. The issuers of securities in which the Fund will invest generally are companies with market capitalizations in excess of $2 billion and a history of operations of five years or more.


The Fund utilizes a value-oriented, risk-averse strategy in making investment decisions. As such, investments are made in securities of companies which, in the opinion of Babson, are of high quality, offer above-average dividend growth potential and are attractively valued in the marketplace. Investment quality and dividend growth potential are evaluated using fundamental analysis emphasizing each issuer's historical financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's portfolio securities will have price/earnings ratios and price/book value ratios below those of the Standard & poor's 500 Composite

Stock Price Index (the "S&P 500 Stock Index"). Consideration also is given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise. MassMutual is the Fund's adviser, its Sub-Adviser is Babson. The Fund's portfolio is managed by James W. MacAllen, Executive Vice President and Chief Investment Officer of Babson. Mr. MacAllen has been associated with Babson since January 1, 1996. During 1996, Mr. MacAllen was also Senior Vice President of Concert Capital Management, Inc. (``Concert Capital"), and, as such, managed the portfolio of the Fund. (Concert Capital merged with and into Babson effective as of December 31, 1996.) Prior to that, Mr. MacAllen was associated with Hagler, Mastrovita and Hewitt and prior to that was President and Chief Investment Officer of Wilmington Capital Management.

(6)  MASSMUTUAL SMALL CAP VALUE EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE SMALL CAP VALUE EQUITY FUND IS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF SMALLER COMPANIES.

The Fund invests primarily in common stocks, securities convertible into common stocks and other equity securities (such as warrants and stock rights) which are issued by companies with a market capitalization of less than $750 million and which are listed on a national securities exchange or traded in the over-the-counter market.


The Fund utilizes a value-oriented, risk-averse strategy in making investment decisions. As such, investments are made in securities of companies that, in the opinion of Babson, are of high quality or possess a unique product, market position or operating characteristics which result in above-average levels of profitability or superior growth potential and are attractively valued in the marketplace. Traditional fundamental research techniques are employed to determine investment quality and growth potential, emphasizing each issuer's historic financial performance, balance sheet strength, management capability and competitive position. Valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's holdings will have price/earnings ratios and price/book value ratios below those of the S&P 500 Stock Index. Consideration also is given to securities of companies whose current prices do not adequately reflect the ongoing business value of the enterprise.


The Fund may purchase securities with above-average volatility relative to indices like the S&P 500 Stock Index. While such volatility frequently may involve the opportunity for greater gain, it also generally involves greater risk of loss and, as a result, the Fund's shares are suitable only for those investors who are in a financial position to assume such risk. MassMutual is the Fund's adviser, its Sub-Adviser is Babson. The Fund's portfolio is managed by George P. Ulrich, Senior Vice President of Babson. Mr. Ulrich has been associated with Babson since 1996, Concert Capital from 1993 through 1996 and with MassMutual from 1984 to 1993.

(7)  MASSMUTUAL INTERNATIONAL EQUITY FUND

THE INVESTMENT OBJECTIVE OF THE INTERNATIONAL EQUITY FUND IS TO ACHIEVE A HIGH TOTAL RATE OF RETURN OVER THE LONG TERM BY INVESTING IN A DIVERSIFIED PORTFOLIO OF FOREIGN AND DOMESTIC EQUITY SECURITIES.

The Fund invests primarily in common stocks and securities having the characteristics of common stocks, such as convertible securities, warrants and stock rights. The Fund generally will have at least 75% of its total assets invested in foreign securities, including securities of foreign issuers represented by American Depository Receipts or traded in the U.S. over-the-counter market or listed on a U.S. securities exchange. Under normal market conditions, the Fund's assets will be invested in securities traded in markets in at least three different countries, excluding the United States. In an uncertain market or economic environment when it would be appropriate to maintain a defensive position, the Fund may invest up to 100% of its assets in debt securities, such as rated or unrated bonds and debentures, cash equivalents and preferred stocks. It is expected that short-term debt securities (i.e., those maturing in one year or less from the date of purchase) will be emphasized for defensive or liquidity purposes, since such securities usually may be disposed of quickly at prices not involving significant losses. When circumstances warrant, securities may be sold without regard to the length of time held, although short-term trading may increase brokerage costs borne by the Fund.

The share price of the International Equity Fund will reflect the movements of both the prices of the portfolio securities and the currencies in which the securities are denominated. Depending upon the extent of the Fund's investments abroad, changes in the relative value of the U.S. dollar to the securities' denominated currencies may have a positive or negative impact on the Fund's share price.


The Fund's investment policies involve special risks. Risks of investing in foreign securities include foreign taxation, changes in currency rates or currency blockage, currency exchange costs, and differences between domestic and foreign legal, accounting, auditing, brokerage and economic standards. See "Foreign Securities" in the Statement of Additional Information for further discussion of the possible risks and rewards of investing in foreign securities. MassMutual is the Fund's adviser, its Sub-Adviser is HarbourView. The portfolio of the Fund is managed by a committee composed of HarbourView investment professionals.

INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices are discussed below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. For a more detailed description of repurchase agreements and reverse repurchase agreements and related risks, see the Statement of Additional Information.

SECURITIES LENDING

Each Fund may make loans of portfolio securities of not more than 33% of its total assets taken at current value, thereby realizing additional income. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by the Adviser or Sub-Adviser to be in good standing.

HEDGING INSTRUMENTS AND DERIVATIVES

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as "hedging instruments" or "derivatives"), as more fully discussed in the Statement of Additional Information. Derivatives normally are used by a portfolio manager to (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets generally due to increasing interest rates; (b) protect a Fund's unrealized gains or limit its unrealized losses; and (c) manage a Fund's exposure to changing security prices. Derivatives also may be used to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular debt or equity securities and to manage the effective maturity or duration of fixed income securities in a Fund's portfolio. The Funds will not use derivatives for speculative purposes.

(1) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Adviser or Sub-Adviser deem it appropriate to do so.

(2) Currency Transactions - The International Equity Fund may engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund's use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include: (a) the risk that interest rates and securities prices will not move in the direction anticipated; (b) the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expect to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Board of Trustees, or by the Adviser or Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

FOREIGN SECURITIES

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby reducing fluctuations in portfolio value.

Investments in foreign securities entail certain risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies, and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

PORTFOLIO MANAGEMENT


MassMutual, Babson and HarbourView may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when the Adviser or Sub-Adviser believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Adviser's or Sub-Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased.
The portfolio turnover rates for the Funds for the fiscal years ended December 31, 1996 and 1995, respectively, are as follows: Short-Term Bond Fund 61% and 114%; Core Bond Fund 54% and 104%; Balanced Fund 26% and 23%; Value Equity Fund 13% and 16%; Small Cap Value Equity Fund 28% and 28%; and International Equity Fund 58% and 121%. High turnover in any Fund could result in additional brokerage commissions to be paid by the Fund.

CASH POSITIONS

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

INDUSTRY DIVERSIFICATION

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)  There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

CERTAIN DEBT SECURITIES

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one NRSRO (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS

For a description of fundamental investment restrictions of the Funds which may not be changed without the affirmative vote of a majority of the outstanding voting shares of the Fund, reference should be made to the Statement of Additional Information.

HOW TO PURCHASE, EXCHANGE, CONVERT AND REDEEM SHARES

FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS

No front-end or deferred sales charge is imposed on the Trust's shares. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice.

CLASS 1, CLASS 2 AND CLASS 3 SHARES

These shares may be purchased only through registered broker-dealers.

Pursuant to a 12b-1 Plan adopted by the Trust, Class 1 and Class 2 shares of each Fund are subject to distribution/service fees (12b-1 fees), as follows:

(1) Class 1 shares pay a distribution fee at the annual rate of .40% and a service fee at the annual rate of .25% of the Fund's aggregate average net assets attributable to the Class 1 shares.

(2) Class 2 shares pay a distribution fee at the annual rate of .15% of the Fund's aggregate average net assets attributable to the Class 2 shares.

The Trust's Distributor receives distribution fees and may reallow all or a portion of them as dealer discounts and brokerage commissions to dealers, including MML Investors Services, Inc. ("MMLISI"), a wholly owned subsidiary of MassMutual. From time to time, dealers who receive dealer discounts and brokerage commissions from the Trust's Distributor may reallow all or a portion of them to other dealers or brokers. The service fees will be paid to MassMutual.

Class 3 shares of each Fund are "no load" because they are not subject to front-end or deferred sales charges or to any distribution/service fees.

No initial investment minimum applies to Class 1 shares. Investors in Class 2 and Class 3 shares must meet certain eligibility requirements. An initial Investor may purchase Class 2 shares of a Fund only if the net asset value of such shares equals at least $2 million. An initial Investor may purchase Class 3 shares of a Fund only if the net asset value of such shares equals at least $10 million. For purposes of determining whether a Plan Investor has satisfied the initial investment minimum with respect to Class 2 or Class 3 shares, all assets invested with MassMutual and/or in the Trust for that Plan will be recognized - except for life insurance assets. For purposes of this determination, a Plan also shall include those plans established by entities of the Plan Sponsor that satisfy Section 414(b), (c), (m), or (o) of the Internal Revenue Code of 1986, as amended, provided that all such Plans have common trustees. Additionally, the Plan Investor will be deemed to have satisfied the $2 million and $10 million requirements if the Plan Investor certifies that at least such amounts are available for transfer and will be transferred from the Plan to MassMutual and/or the Trust no later than six months from the date of initial purchase. Alternatively, an initial Investor may purchase Class 2 or Class 3 shares if the Investor's employee retirement benefit plan with MassMutual has 400 or more Participants (with respect to Class 2) or 750 or more Participants (with respect to Class 3). All subsequent investments by an Investor will be of the same Class of shares already held until shares are converted from one Class to another (see ``Converting From Class 1 to Class 2 Shares or Class 2 to Class 3 Shares'').

CLASS 4 SHARES

Class 4 shares may be purchased only by separate investment accounts of MassMutual ("SIA Investors"). SIA Investors purchase Class 4 shares directly from the Fund without a front-end or deferred sales charge and pay no distribution or service fees.

PURCHASE OF SHARES


Shares of the Trust are offered on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Purchase orders received by the Transfer Agent from MassMutual (as an agent of the Distributor) on a Business Day prior to the close of the NYSE (normally, 4:00 p.m. Eastern Time) will be processed based on that day's closing net asset value.


Purchase orders must be placed in writing with MassMutual (as an agent of the Distributor) at its home office and must be accompanied by sufficient funds. Acceptable methods of payment include checks, federal funds wires, and automated clearing house transactions ("ACH"). MassMutual, on behalf of the Distributor, will not transmit a purchase order to the Trust's Transfer Agent until MassMutual has determined that the purchase order is in good form. Generally, a purchase order will be determined by MassMutual to be in good form if such order: (a) includes all information and documentation necessary to make appropriate Investor, Plan, trust and/or Plan Participant (if applicable) allocations to the various Funds and/or Separate Accounts; and (b) is received by MassMutual at its home office prior to the close of the NYSE. Purchase orders by wire will be in good form only upon receipt by MassMutual of (i) the funds, deposited to the appropriate MassMutual account, and (ii) a confirmation of the wire receipt. Any order to purchase Fund shares which is received by MassMutual after the close of the NYSE on a Business Day will be transmitted to the Trust's Transfer Agent on the next Business Day. For more specific information regarding what information and documentation are necessary for MassMutual to determine that a purchase order is in good form with respect to a particular plan, Plan Investors should refer to Plan Documents./5/


___________
/5/ See the Glossary for a definition of Plan Documents.

The sale of Trust shares will be suspended during any period when the determination of net asset value is suspended. The sale of Trust shares also may be suspended by the Board of Trustees whenever the Board determines that it is in the Trust's best interest to do so. The Trust, in its complete discretion, may reject any order for purchase of its shares.

EXCHANGE PRIVILEGES AND PROCEDURES

Investors have the privilege of exchanging shares of one Fund for the same class of shares of another Fund, subject to the provisions of Plan Documents and applicable state insurance laws. However, exchanges may be restricted or refused by a Fund if, in the opinion of the Adviser, (i) an Investor has engaged in excessive trading, (ii) the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, or (iii) a pattern of exchanges coincides with a "market timing" strategy that might be disruptive to the Fund. Each Fund also reserves the right to refuse exchange purchases by any person or group of persons, if, in the Adviser's judgment, the Fund would be unable to invest the funds effectively in accordance with its investment objectives and policies, or otherwise potentially would be adversely affected. The Trust reserves the right on 60 days' written notice to modify or terminate the exchange privilege. Furthermore, any exchange limits imposed by a Fund may be modified, in the sole discretion of the Fund, for Plan Investors so that the Fund's exchange privileges are consistent with Plan or group annuity contract exchange limits as set forth in Plan Documents and Department of Labor regulations. Plan Investors and Plan Participants should refer to Plan Documents and related materials to determine what, if any, exchange limitations apply to them.

Exchange requests must be delivered in writing to MassMutual at its home office. Any exchange will involve the redemption of shares and the purchase of shares in another Fund on the basis of the next calculated net asset value per share of each Fund after the exchange request is received by the Trust's Transfer Agent from MassMutual. MassMutual will not transmit exchange requests to the Trust's Transfer Agent until MassMutual has determined that the request is in good form./6/


CONVERTING FROM CLASS 1 TO CLASS 2 SHARES OR CLASS 2 TO CLASS 3 SHARES

Investors that hold Class 1 shares may qualify for an automatic conversion to Class 2 shares and Investors that hold Class 2 shares may qualify for an automatic conversion to Class 3 shares. Specifically, twice each year, as of March 1 and September 1 or, (if not a Business Day, then the next Business Day), MassMutual will determine whether a Class 1 or Class 2 Investor meets the eligibility requirements for the purchase of Class 2 or Class 3 shares, respectively. If the Investor meets the eligibility requirements of Class 2 or Class 3, its Class 1 or Class 2 shares automatically will convert on March 31 or September 30, as applicable, (or, if not a Business Day, then the next Business
Day) into Class 2 or Class 3 shares, using that day's net asset value.

Class 1 or Class 2 Investors whose shares convert to Class 2 or Class 3 shares will be subject to lower distribution/service fees (in the case of Class 2) or no distribution/service fees (in the case of Class 3).

REDEEMING SHARES

Redemption requests must be in writing and sent to MassMutual at its home office. Each Fund redeems its shares at their net asset value as next computed after receipt by the Transfer Agent of a request for redemption from MassMutual. MassMutual will not transmit redemption requests to the Trust's Transfer Agent until MassMutual has determined that the request is in good form. No contingent deferred sales charge or any other fee is charged on redemptions from any Class of shares. Redemption payments will be made within seven days after receipt of the written request therefor by the Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations. When redemption is requested of shares recently purchased by check, payment may be delayed until the check has been collected, which may take up to 15 days from receipt of the check.

INVESTMENT MANAGER AND SUB-ADVISERS

INVESTMENT MANAGER


MassMutual is the investment manager to the Funds and is responsible for providing all necessary investment management and administrative services. MassMutual is a mutual life insurance company organized in 1851 under the laws of the Commonwealth of Massachusetts. MassMutual is licensed to transact a life insurance business in all states of the United States, the District of Columbia, Puerto Rico and certain Provinces of Canada. As of December 31, 1996, MassMutual, together with its subsidiaries, had assets in excess of $55.7 billion and assets under management in excess of $130.8 billion.


The persons responsible for management of the bond and money market portfolios of MassMutual are also responsible for managing such investments of the Funds. Gary E. Wendlandt, Chairman, CEO and Trustee of the Trust, and John V. Murphy, Trustee of the Trust, are officers of MassMutual, as are Stuart H. Reese, President of the Trust, Hamline C. Wilson, Vice President and Chief Accounting and Financial Officer of the Trust, Stephen L. Kuhn, Vice President and Secretary of the Trust, and Raymond B. Woolson, Treasurer of the Trust. MassMutual serves as investment manager of each Fund pursuant to a separate investment management agreement pursuant to which MassMutual is responsible for providing investment management of the Fund and is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or spe-


____________
/6/ See "Purchase of Shares" above for a discussion of the term "in good form."

cific instructions as may be given by the Board of Trustees of the Trust. MassMutual may, at its expense, employ sub-advisers to manage the investments of the Funds.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly for the investment advisory services performed and the facilities furnished at an annual rate of the average daily net assets of that Fund as follows:

(1) .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund.

(2) .55% for the Small Cap Value Equity Fund.

(3) .85% for the International Equity Fund.


For the fiscal year ended December 31, 1996, MassMutual received fees (after giving effect to a fee waiver) based upon each Fund's average daily net assets, as follows: Prime Fund .41%; Short-Term Bond Fund .41%; Core Bond Fund .41%; Balanced Fund .41%; Value Equity Fund .40%; Small Cap Value Equity Fund .51%; International Equity Fund .78%. The fee waiver terminated on May 1, 1997.

In addition, MassMutual has entered into a separate administrative services agreement for each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage.
The Funds are responsible for certain other expenses including brokerage, taxes, interest, fees and expenses of non-interested trustees, legal fees, custody and audit fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the administrative services agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund which range from .55% to .59% for Class 1 shares, .50% to .54% for Class 2 shares, .31% to .44% for Class 3 shares and .0782% to .0972% for Class 4 shares. Refer to ``Expense Information'' for more detailed information.

INVESTMENT SUB-ADVISERS


MassMutual has entered into investment sub-advisory agreements with Babson and HarbourView. These agreements provide that (1) Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity Sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund.


MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund, .13% of the average daily net asset value of the Value Equity Sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.


Babson is a wholly-owned subsidiary of DLB Acquisition Corporation (``DLB Acquisition"), a controlled subsidiary of MassMutual. Babson is a registered investment adviser that has been providing investment counseling to institutions and individuals for over 50 years. As of December 31, 1996, Babson had over $7.6 billion of assets under management. Babson serves as investment sub-adviser to the MML Equity Fund and the Equity Sector of MML Blend Fund of MML Series Investment Fund, a registered investment company managed by MassMutual.


HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation ("OAC"), a holding company owned in part by senior management of OAC and ultimately controlled by MassMutual by virtue of its ownership of approximately 86% of OAC's voting stock.


HarbourView has operated as an investment adviser since 1986. As of April 10, 1997, HarbourView managed assets of approximately $700 million. HarbourView manages the assets of the International Equity Fund and certain separate investment accounts of MassMutual.

DISTRIBUTOR, TRANSFER AGENT, SHAREHOLDER SERVICING AGENT, CUSTODIAN

OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as Distributor to each Fund. MML Investors Services, Inc. ("MMLISI") serves as Sub-Distributor for each Fund. Investors Bank & Trust Company ("Investors Bank") serves as each Fund's Sub-Administrator, Transfer Agent, and Custodian. MassMutual ultimately has a controlling interest in Oppenheimer. MMLISI is a wholly owned subsidiary of MassMutual. Both Oppenheimer and MMLISI may serve as distributors of securities issued by other investment companies. As Custodian, Investors Bank has custody of the Funds' securities, maintains certain financial and accounting books and records, and generally assists in all aspects of the administration of the Funds. Neither Oppenheimer, MMLISI nor Investors Bank assists in or is responsible for the investment decisions and policies of the Funds. MassMutual provides the Funds with certain shareholder services pursuant to its administrative services agreements.

DESCRIPTION OF SHARES

The Trust is a series company which is authorized to issue shares in separate series of multiple classes. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or with-out par value as the Trustees may prescribe. Each share of a particular class of a Fund represents an equal proportionate interest in that Fund with each other share of the same class, none having priority or preference over another. Each Fund is preferred over all other Funds in respect of the assets allocated to that Fund. Each share of a particular class of a Fund is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval. Shares of each Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of each Fund or class for each share held as to any matter on which such shares are entitled to vote.

The Trust is not required to hold annual meetings of shareholders. Special meetings may be called for such purposes as electing Trustees, voting on management agreements and distribution plans, and with respect to such additional matters relating to the Trust as may be required by the Trust's Declaration of Trust and the 1940 Act.

HOW FUND SHARES ARE PRICED


The net asset value (closing price) of each class of each Fund's shares is determined once daily as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day on which the Exchange is open for trading. Net asset value for a class of shares is determined by dividing the total market value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total outstanding shares of the class.

Securities which are traded on a national securities exchange or on the NASDAQ national market system generally are valued at the last sale price. Debt securities normally are valued at the last reported bid price on the primary market for those securities. To the extent authorized by the Board of Trustees, portfolio securities may be valued by a pricing service that determines values based on market transactions for normal institutional-size trading units. Money market obligations having a maturity of 60 days or less are generally valued at amortized cost when the Board of Trustees of the Trust believes that amortized cost approximates market value. In all other cases, assets and other securities for which no quotations are readily available (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

A dealer or other organization selling shares of Classes 1, 2, or 3 may receive different levels of compensation for selling one particular class of shares over another. Certain shares of the Funds, which may be purchased through the Distributor at the net asset value per share next determined after receipt of a purchase request in good order, are subject to sales charges which are part of the 12b-1 fees set forth and expressed on an annual basis (see "Expense Information"). The fees are charged on a daily basis and paid over to the Distributor monthly. Based on a 365-day year, the daily sales charge portion of the 12b-1 fee, expressed as a gross percentage of total Fund assets at the end of the day rounded to the nearest 1/10,000 of percent, is 0.0011% for Class 1 shares and 0.0004% for Class 2 shares. The same percentages would apply when expressing the sales charge portion as a percentage of the amount available for investment the next day net of the fee.

No sales charges are associated with the sale of shares of Class 3 or Class 4. However, registered representatives who are not employees of MassMutual may receive certain cash compensation from MassMutual in consideration of their sales of Class 3 shares of the Funds. If investment in the Funds is equal to or less than $10 million, the fee will be 0.10% of such investment. If the investment in the Funds exceeds $10 million, the fee will be the sum of 0.10% of the first $10 million invested and 0.05% on amounts in excess of $10 million.

DISTRIBUTIONS AND TAXATION

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a regulated investment company, a Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount.

Many Investors, including most tax qualified Plan Investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective Investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, either directly or indirectly through a life insurance company separate account, should consult its tax advisers about the federal, state and local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of a Fund. Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the Fund's ordinary income and short-term capital gain are taxable to the shareholder as ordinary income whether received in cash or additional shares. Designated long-term capital gain distributions are taxable as long-term capital gain whether distributed in cash or additional shares and regardless of how long the Investor has owned shares of the Fund; however, a loss recognized from the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Investors should consult with their tax advisers for additional information concerning the federal, state and local tax consequences of purchasing shares of a Fund.

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually or at other times as necessary to meet regulatory requirements. Distributions shall be paid in full and fractional shares of the applicable Class of the applicable Fund at net asset value on the first Business Day after the record date for the distribution, unless, subject to such terms and conditions of the underlying Plan Documents, the Investor has elected to receive dividend payments in cash.

INVESTMENT PERFORMANCE

The Trust commenced operations on October 3, 1994 subsequent to the transfer of assets by each of seven SIAs to the Fund having corresponding investment objectives, policies and limitations in exchange for shares of such Fund. While the SIAs continue to exist, their assets consist solely of shares of the corresponding Fund. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding SIA immediately prior to the transfer.


The SIAs are not registered investment companies as they each are exempt from registration under the 1940 Act. Since, in a practical sense, the SIAs constitute ``predecessors'' of the Funds, the Trust calculates the performance for each Class of each Fund for periods commencing prior to the transfer of the SIA assets to the Funds by including the corresponding SIA's total return adjusted to reflect the deduction of fees and expenses applicable to each Class as stated in the Fee Table of the Trust's initial prospectus which was effective October 3, 1994 (i.e., adjusted to reflect anticipated expenses, net of management fee waivers). These fees and expenses include sales charges (if any should be imposed), Rule 12b-1 fees and, in the case of Class 4, any charges at the SIA level. See ``Expense Information" regarding the elimination of the management fee waiver.

The quoted performance data includes the performance of the SIAs for periods before the Trust's Registration Statement became effective. As noted above, the SIAs were not registered under the 1940 Act and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the SIAs had been registered under the 1904 Act, the SIAs performance might have been adversely affected. Employee benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period if they reflected these charges.

Each of the Funds from time to time may advertise certain investment performance figures. These figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Funds. All performance information with respect to Class 4 shares will be provided net of the Fund and SIA expenses. Each of the Funds may quote yield in conformance with current Securities and Exchange Commission guidelines. Currently, the yield for each Fund refers to the net investment income earned by the Fund over a 30-day period, as defined in the advertisement. This income is then assumed to be earned for a full year and to be reinvested each month for six months.
The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions.

Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

AVERAGE ANNUAL TOTAL RETURN (ADJUSTED TO REFLECT EXPENSES, NET OF MANAGEMENT FEE
---------------------------
WAIVERS) FOR THE YEAR ENDED DECEMBER 31, 1996. THE FEE WAIVER TERMINATED MAY 1, 1997, WHICH WILL INCREASE EXPENSES.


                                    1 YEAR
--------------------------------------------------------------------------------------------------------------
                                                                      CLASS 1   CLASS 2   CLASS 3   CLASS 4
Prime Fund and its predecessor SIA - G                                 4.05%     4.63%     5.00%     5.24%
Short-Term Bond Fund and its predecessor SIA F                         4.35%     5.02%     5.28%     5.57%
Core Bond Fund and its predecessor SIA E                               1.60%     2.07%     2.52%     2.80%
Balanced Fund and its predecessor SIA M                               11.67%    12.25%    12.61%    12.83%
Value Equity Fund and its predecessor SIA A                           18.83%    19.46%    19.92%    20.24%
Small Cap Value Equity Fund and its predecessor SIA S                 21.43%    22.07%    22.64%    22.82%
International Equity Fund and its predecessor SIA I                   17.09%    17.85%    18.11%    18.51%
--------------------------------------------------------------------------------------------------------------

                                   3 YEARS
--------------------------------------------------------------------------------------------------------------
                                                                      CLASS 1   CLASS 2   CLASS 3   CLASS 4
Prime Fund and its predecessor SIA - G                                 3.83%     4.42%     4.77%     5.01%
Short-Term Bond Fund and its  predecessor SIA F                        4.12%     4.70%     5.07%     5.32%
Core Bond Fund and its predecessor SIA E                               4.32%     4.86%     5.22%     5.51%
Balanced Fund and its predecessor SIA M                               10.70%    11.28%    11.69%    11.92%
Value Equity Fund and its predecessor SIA A                           16.74%    17.38%    17.79%    18.08%
Small Cap Value Equity fund and its predecessor SIA S                 10.81%    11.44%    11.85%    12.10%
International Equity Fund and its predecessor SIA I                    4.55%     5.15%     5.39%     5.80%
--------------------------------------------------------------------------------------------------------------

                                   5 YEARS
--------------------------------------------------------------------------------------------------------------
                                                                      CLASS 1   CLASS 2   CLASS 3   CLASS 4
Prime Fund and its predecessor SIA - G                                 3.18%     3.75%     4.10%     4.34%
Short-Term Bond Fund and its predecessor SIA F                         4.93%     5.49%     5.85%     6.10%
Core Bond Fund and its predecessor SIA E                               5.78%     6.33%     6.69%     6.96%
Balanced Fund and its predecessor SIA M                                9.55%    10.12%    10.51%    10.74%
Value Equity Fund and its predecessor SIA A                           13.54%    14.14%    14.53%    14.80%
Small Cap Value Equity Fund and its predecessor SIA S                 12.25%    12.85%    13.23%    13.48%
International Equity Fund and its predecessor SIA I                   11.84%    12.43%    12.67%    13.07%
--------------------------------------------------------------------------------------------------------------

                         10 YEARS (or since inception)
--------------------------------------------------------------------------------------------------------------
                                                                     CLASS 1   CLASS 2   CLASS 3   CLASS 4
Prime Fund and its predecessor SIA - G                                 4.76%     5.31%     5.66%     5.90%
Short-Term Bond Fund and its predecessor SIA F (APRIL 30, 1989)        6.37%     6.93%     7.29%     7.53%
Core Bond Fund and its predecessor SIA E                               7.07%     7.62%     7.98%     8.23%
Balanced Fund and its predecessor SIA M (October 10, 1987)            10.37%    10.93%    11.30%    11.54%
Value Equity Fund and its predecessor SIA A                           12.56%    13.13%    13.50%    13.76%
Small Cap Value Equity Fund and its predecessor SIA S                 13.02%    13.60%    13.97%    14.21%
International Equity Fund and its predecessor SIA I (JULY 31, 1981)   11.81%    12.41%    12.65%    13.05%
--------------------------------------------------------------------------------------------------------------


The quoted performance data includes the performance of the Separate Investment Accounts (SIAs) for the period before the Trust's Registration Statement became effective. The SIAs were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the Act. If the SIAs had been registered under the 1940 Act, their performance may have been adversely affected.

GLOSSARY

BUSINESS DAY: each day the New York Stock Exchange is open for trading.

CURRENCY TRANSACTIONS: include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

DURATION: indicates how interest rate changes will affect a debt instrument's price.

FOREIGN SECURITIES: include debt, equity, and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or foreign over-the-counter markets. Foreign securities also include securities of foreign issuers (i) represented by American Depository Receipts, (ii) traded in the United States over-the-counter markets, or (iii) listed on a U.S. securities exchange.

INVESTOR: includes a plan sponsor, plan fiduciary, trust, institutional investor, and/or insurance company separate investment account that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors. An Investor that is a separate investment account of MassMutual is referred to as an SIA Investor to the extent it invests in the Trust. Investors that are purchasing shares of a Fund on behalf of a Plan are sometimes referred to as Plan Investors. The term Investor does not include a Plan Participant.


NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendix A to the Statement of Additional Information. For example, the four investment grade ratings in descending order for debt securities as rated by Moody's are Aaa, Aa, A and Baa - including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB - including BBB-. For commercial paper, Moody's two highest ratings are P-1 and P-2 and S&P's two highest ratings are A-1 and A-2.

PLAN: refers to all defined contribution and defined benefit retirement plans and any other employee retirement arrangement that invests in the Funds.

PLAN ASSETS: assets held by the Plan trustee of a particular qualified plan and invested at MassMutual and/or in the Trust, exclusive of plan assets invested in life insurance.

PLAN PARTICIPANT: includes active, deferred and suspended Plan Participants on whose behalf Plan Assets are invested, as well as any other individual included in the computation of active participants under the appropriate Form 5500 filed with the Internal Revenue Service.

PLAN DOCUMENTS: refer to the documents that created and are related to a particular employee retirement benefit plan. These documents might include trust documents, insurance contracts (including group annuity contracts), service agreements and other agreements providing for the provision of services or benefits for the plan and its participants.

U.S. GOVERNMENT SECURITIES: include obligations issued, sponsored, assumed or guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA\VA guaranteed mortgages.

THE NAME MASSMUTUAL INSTITUTIONAL FUNDS IS THE DESIGNATION OF THE TRUST UNDER A DECLARATION OF TRUST DATED MAY 28, 1993, AS AMENDED. THE OBLIGATIONS OF SUCH TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF, ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF SUCH TRUST, BUT THE TRUST'S PROPERTY ONLY SHALL BE BOUND.

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts  01111


                              INVESTMENT MANAGER

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY
                               1295 State Street
                       Springfield, Massachusetts  01111


                            INVESTMENT SUB-ADVISERS

                   HARBOURVIEW ASSET MANAGEMENT CORPORATION
                            Two World Trade Center
                           New York, New York 10048


                       DAVID L. BABSON AND COMPANY, INC.
                              One Memorial Drive
                        Cambridge, Massachusetts  02142


                                  DISTRIBUTOR

                      OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York  10048


                       SUB-ADMINISTRATOR, TRANSFER AGENT
                                 AND CUSTODIAN


                        INVESTORS BANK & TRUST COMPANY
                             200 Clarendon Street
                         Boston, Massachusetts  02116


                            INDEPENDENT ACCOUNTANTS

                           COOPERS & LYBRAND L.L.P.
                              2300 BayBank Tower
                       Springfield, Massachusetts  01101


                                 LEGAL COUNSEL

                                 ROPES & GRAY
                            One International Place
                         Boston, Massachusetts  02110

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts 01111

                      STATEMENT OF ADDITIONAL INFORMATION


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL INSTITUTIONAL FUNDS (THE "TRUST") DATED MAY 1, 1997 (THE "PROSPECTUS"). TO OBTAIN A PROSPECTUS, CALL YOUR REGISTERED REPRESENTATIVE, AT (413) 788-8411, OR WRITE THE TRUST.


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This Statement of Additional Information relates to the following Funds:

     .  MassMutual Prime Fund
     .  MassMutual Short-Term Bond Fund
     .  MassMutual Core Bond Fund
     .  MassMutual Balanced Fund
     .  MassMutual Value Equity Fund
     .  MassMutual Small Cap Value Equity Fund
     .  MassMutual International Equity Fund


DATED MAY 1, 1997

                               TABLE OF CONTENTS
                               -----------------


                                                                           Page
                                                                           ----
GENERAL INFORMATION.......................................................  B-3

ADDITIONAL INVESTMENT POLICIES............................................  B-3

FUNDAMENTAL INVESTMENT RESTRICTIONS.......................................  B-8

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS...................................  B-9

MANAGEMENT OF THE TRUST................................................... B-10

COMPENSATION.............................................................. B-14

COMPENSATION TABLE........................................................ B-14

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES........................ B-15

INVESTMENT MANAGER AND SUB-ADVISERS....................................... B-15

THE DISTRIBUTOR........................................................... B-18

CUSTODIAN, DIVIDEND DISTRIBUTING AGENT AND TRANSFER AGENT................. B-18

PORTFOLIO TRANSACTIONS AND BROKERAGE...................................... B-19

SHAREHOLDER INVESTMENT ACCOUNT............................................ B-20

REDEMPTION OF SHARES...................................................... B-20

VALUATION OF PORTFOLIO SECURITIES......................................... B-20

DESCRIPTION OF SHARES..................................................... B-21

INVESTMENT PERFORMANCE.................................................... B-21

TAXATION.................................................................. B-22

EXPERTS................................................................... B-24

APPENDIX - DESCRIPTION OF SECURITIES RATINGS.............................. B-25

REPORT OF INDEPENDENT ACCOUNTANTS......................................... B-27

AUDITED FINANCIAL STATEMENTS.............................................. B-28

                              GENERAL INFORMATION
                              -------------------

MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end, diversified management investment company (a "mutual fund"). The Trust is a series fund consisting of seven separate series: (1) MassMutual Prime Fund,
(2) MassMutual Short-Term Bond Fund, (3) MassMutual Core Bond Fund, (4) MassMutual Balanced Fund, (5) MassMutual Value Equity Fund, (6) MassMutual Small Cap Value Equity Fund, and (7) MassMutual International Equity Fund (each individually referred to as a "Fund" or collectively as the "Funds").


The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the ``Declaration of Trust"). Additional series may be created by the Trustees from time to time. The investment manager for each Fund is Massachusetts Mutual Life Insurance Company ("MassMutual"). The investment sub-adviser for the Value Equity Fund, the Small Cap Value Equity Fund and the Equity Sector of the Balanced Fund is David L. Babson and Company, Inc. (``Babson"). The investment sub-adviser for the International Equity Fund is HarbourView Asset Management Corporation ("HarbourView"). Babson and HarbourView are each indirect subsidiaries of MassMutual. MassMutual, Babson and HarbourView are sometimes referred to herein as the "advisers."

                         ADDITIONAL INVESTMENT POLICIES
                         ------------------------------


Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The investment objective, fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund's outstanding shares (which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and in the Prospectus, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more policies and restrictions without shareholder approval.

The following discussion, when applicable, elaborates on the presentation of each Fund's investment policies contained in the Prospectus. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

PRIME FUND

An instrument in which the Prime Fund may invest will be considered to be short-term if its remaining maturity on the date of its purchase is 397 days or less. In the case of a variable or floating rate obligation, the remaining maturity will be deemed to be the period remaining until the next readjustment of the interest rate or until maturity, whichever is less. In the case of an obligation with a demand feature, the remaining maturity will be deemed to be the period remaining until the principal amount may be recovered through the demand provision or until the next readjustment of the interest rate or until maturity, whichever is the shortest.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, it is believed by MassMutual that an institutional purchaser of money market instruments who has the ability to invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Prime Fund's investment restrictions limit the percentage of the Fund's assets which may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

SHORT-TERM BOND FUND

The Fund's duration management strategy currently utilizes a quantitative, risk-averse discipline that balances generating a high total rate of return primarily from current income with minimizing fluctuations in capital values. The duration of the portfolio will be lengthened by extending average maturities when sufficient additional yield can be obtained. Conversely, the duration will be shortened when adequate compensation for the additional risk associated with longer maturities cannot be realized.

CORE BOND FUND

The Core Bond Fund's duration management strategy is to match (within 10%) the duration of the Lehman Brothers Government/Corporate Bond Index. MassMutual seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection. Neither market timing nor interest rate anticipation methods are employed in managing the Fund.

INTERNATIONAL EQUITY FUND

The Trustees are authorized to determine what constitutes a "foreign security" and to modify any such definition as they deem appropriate. Opportunities for long-term capital appreciation will be stressed.

Currency Transactions - The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

FIXED INCOME SECURITIES

While the Prime Fund invests in high quality securities and the Short-Term Bond Fund, the Core Bond Fund and the Core Bond Sector of the Balanced Fund invest in investment grade securities, investment in these Funds is not without risk. The debt securities in which the Funds invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If the Prime Fund, the Short-Term Bond Fund or the Core Bond Fund disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. If an investment of the Short-Term Bond Fund or the Core Bond Fund is downgraded below investment-grade level, the adviser will normally dispose of such security in a reasonable period of time. In special circumstances the adviser may determine that it is in the Fund's best interest to continue to hold the security.

WARRANTS AND RIGHTS

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and have no rights to the assets of the issuer.

The Equity Sector of the Balanced Fund, the Value Equity Fund, the Small Cap Value Equity Fund and the International Equity Fund may each invest up to 5% of the value of their respective assets in warrants in an effort to build a position in the underlying common stocks and, of such 5%, no more than 2% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these agreements run from day to day, and delivery pursuant to the resale agreement typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. A Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the loan. Additionally, a Fund's adviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.


A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. A Fund engaging in reverse repurchase agreements will maintain a segregated account with its custodian containing cash or liquid securities, having a current market value at all times in an amount sufficient to repurchase securities pursuant to outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

CERTAIN DEBT SECURITIES

Some U.S. Government Securities are backed by the full faith and credit of the U.S. Government; others are secured by the right of the issuer to borrow from the U.S. Treasury; while others are supported only by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government will pay interest and principal on securities on which it is not legally obligated to do so.

The Funds will limit their investments in certificates of deposit and bankers' acceptances to U.S. dollar denominated obligations of U.S. banks and savings and loan associations, London branches of U.S. banks ("Eurodollar obligations") and U.S. branches of foreign banks ("Yankeedollar obligations"). In the case of foreign banks, the $1 billion deposit requirement will be computed using exchange rates in effect at the time of the banks' most recently published financial statements. Eurodollar obligations and Yankeedollar obligations will not be acquired if as a result more than 25% of a Fund's net assets would be invested in such obligations. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

SECURITIES LENDING

A Fund may make loans of portfolio securities of not more than 33% of its net assets taken at current market value to attempt to increase its income. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. The terms of a Fund's loans must also meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

HEDGING INSTRUMENTS AND DERIVATIVES

The Funds currently may use the hedging instruments and derivatives discussed below. In the future, a Fund may employ hedging instruments and strategies that are not currently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.


(1) FORWARD CONTRACTS - Each Fund may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund's commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As an alternative to maintaining all or part of the segregated account, a Fund could buy call or put options to "cover" the forward contracts. A Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts.

(2) CURRENCY TRANSACTIONS -Each Fund may engage in currency transactions with counterparties in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. Further, the International Equity Fund may engage currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by Standard and Poor's Ratings Group ("S & P") or Moody's, Investors Service ("Moody's"), respectively, or that have an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the adviser.

The International Equity Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures, and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. For example, if the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the Austrian schilling is linked to the German deutsche mark (the "D-mark"), the Fund holds securities denominated in schillings and the adviser believes that the value of schillings will decline against the U.S. dollar, the adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging.

(3) RISKS REGARDING HEDGING INSTRUMENTS AND DERIVATIVES

Some of the general risks associated with hedging and the use of derivatives include: (a) the possible absence of a liquid secondary market for any particular hedging instrument at any time; (b) these instruments can be highly volatile; and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. More specific risks are set forth below.

     (A) FORWARD CONTRACTS: Forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Funds' other assets.

     (B) CURRENCY TRANSACTIONS: Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expect to invest in restricted or illiquid securities, although, as a non-fundamental policy, each Fund may invest no more than 15% of its net assets in illiquid securities. However, this policy does not limit the purchases of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, provided that such securities are determined to be liquid by the Board of Trustees, or the adviser if such determination is pursuant to Board-approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value.

FOREIGN SECURITIES

The International Equity Fund and to a lesser extent each of the other Funds are permitted to invest in foreign securities. With the exception of the International Equity Fund, each Fund intends to invest in foreign securities only if: (i) such securities are U.S. denominated; or (ii) if such securities are not U.S. denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees under applicable SEC rules. In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

SHORT SALES AGAINST-THE-BOX

Selling short "against-the-box" refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box may be made to defer, for federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. None of the Funds currently intend to engage in short sales against-the-box.

INVESTMENT BASKET

Notwithstanding any Fund's fundamental investment restrictions (except those imposed as a matter of law), the Board of Trustees may authorize one or more of the Funds to invest in any security or investment-related instrument, or to engage in investment-related transactions or practices, such as newly developed debt securities or hedging programs, provided that the Board of Trustees has determined that to do so is consistent with the Fund's investment objectives and policies and has adopted reasonable guidelines for use by the Fund's advisers, and provided further that at the time of making such investment or entering into such transaction, such investments or instruments account for not more than 10% of the Fund's total assets. The Trust has no current intention of using this investment basket authority.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS
                      -----------------------------------

Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this Statement of Additional Information and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of any Fund:

     (1) Purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund's assets, more than 5% of the value of the total assets (determined at the time of investment) of a Fund would be invested in the securities of a single issuer.

     (2) Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund's assets, except that a Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements shall not be deemed to constitute borrowing money. A Fund would not make any additional investments while its borrowings exceeded 5% of its assets.


     (3) Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

     (4) Make short sales, except for sales "against the box."

     (5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under applicable laws.

     (6) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

     (7) Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

     (8) Make loans other than by investing in obligations in which a Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

     (9) Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.

     (10) Purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, a Fund would hold more than 10% of the outstanding voting securities of an issuer.

     (11) Purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer's securities are beneficially owned by officers and trustees of the Trust or officers and directors of its adviser who individually beneficially own more than 1/2 of 1% of the securities of such issuer.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may: (1) engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law; and (2) invest in any security or investment-related instrument, or engage in any investment-related transaction or practice, provided that the Board of Trustees has determined that to do so is consistent with the investment objective and policies of the Fund and has adopted reasonable guidelines for use by the Fund's adviser, and provided further that at the time of entering into such investment or transaction, such investments or instruments account for no more than 10% of the Fund's total assets. For the foreseeable future, the Funds do not expect to engage in futures and options transactions or interest rate swap agreements.

                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
                    ---------------------------------------

In addition to the investment restrictions described above and those contained in the Prospectus, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund may not:

     (1) Invest for the purpose of exercising control over, or management of, any company.

     (2) Invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that a Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

                            MANAGEMENT OF THE TRUST
                            -----------------------


The Trust has a Board of Trustees, a majority of which must not be "Interested Persons" as defined in the 1940 Act. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.


GARY E. WENDLANDT*            Chairman, Chief Executive Officer
1295 State Street             and Trustee of the Trust
Springfield, MA 01111

Age: 46


     Chief Investment Officer (since 1993), Executive Vice President (since
     1992), Senior Vice President (1983-1992), MassMutual; Chairman (since
     1995), Vice Chairman (1993-1995) and President (1988-1993), MML Series Investment Fund (open-end investment company); Chairman (since 1995), President (1983-1995) and Trustee: MassMutual Corporate Investors and Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment companies); Chairman (since
     1996), Antares Loveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (invested in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1990), Oppenheimer Acquisition Corporation (investment advisory holding company); Supervisory Director (since 1991) MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994) and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company); Director (since 1992), MML Derivative Products, Inc.; Chairman (1994-1995) and Director (1993-1995), MML Real Estate
     Corporation.

RONALD J. ABDOW               Trustee of the Trust
1400 Elm Street
West Springfield, MA 01089

Age: 65

     President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
     1993) MML Series Investment Fund (open-end investment company).


RICHARD H. AYERS              Trustee of the Trust
1000 Stanley Drive
New Britain, CT
Age: 54


     Adviser to Chairman (since 1997), Chairman and Chief Executive Officer (1989-1996) and Director (since 1985), The Stanley Works (manufacturer of tools, hardware, specialty hardware and specialty hardware products); Director (since 1986), Southern New England Telecommunications Corp.; Director, (since 1988) Perkin Elmer Corp; Advisory Board Member (since
     1996), MML Series Investment Company (open-end investment company).

_______________
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

MARY E. BOLAND                     Trustee of the Trust
67 Market Street
Springfield, MA 01118

Age: 57


     Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).


DAVID E.A. CARSON                  Trustee of the Trust
850 Main Street
Bridgeport, CT 06604
Age: 62


     President and Chief Executive Officer (since 1985), People's Bank; Director, United Illuminating Co.; Trustee, American Skandia Trust (open-end investment company). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).

RICHARD G. DOOLEY*                 Trustee of the Trust
1295 State Street
Springfield, Massachusetts

Age: 67


     Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group Inc.; Director, The Advest Group, Inc. (financial services holding company), Hartford Steam Boiler Inspection and Insurance Co., New England Education Loan Marketing Corporation; Director (since 1992), Kimco Realty Corp. (shopping center ownership and management); Director (since
     1993), Jefferies Group, Inc. (financial services holding company); Director and Vice President, Oppenheimer Acquisition Corporation (investment advisory holding company); Vice Chairman (since 1995), Chairman (1982-
     1995), MassMutual Corporate Investors, and Vice Chairman (since 1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Director (1993-1995), Luxonen S.A. (Swedish investment fund); Supervisory Director (1991-1995), MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (1984-1993), MML Real Estate Corporation (real estate management subsidiary of MassMutual Holding Company) and MML Realty Management Corporation (subsidiary of MassMutual Holding Company to manage real estate projects); Vice Chairman (since
     1995), Chairman (1988-1995), MML Series Investment Fund (open-end investment company).


RICHARD W. GREENE                  Trustee of the Trust
University Of Rochester
Rochester, NY  14627
Age: 61


     Executive Vice President and Treasurer (since 1986), University of Rochester (private university). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).


BEVERLY C.L. HAMILTON              Trustee of the Trust
515 South Flower Street
Los Angeles, CA  90017
Age: 50


     President (since 1991), ARCO Investment Management Co.; Vice President (since 1991), Atlantic Richfield Company; Director (since 1992), Connecticut Natural Gas; Director (since 1991), Emerging Markets Growth Fund (closed-end investment company). Advisory Board Member (since 1996), MML Series Investment Fund (open-end investment company).


_______________
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

F. WILLIAM MARSHALL, JR.           Trustee of the Trust
1441 Main Street
Springfield, MA 01102-3034

Age: 55

     President, Chief Executive Officer and Director (since 1993), SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MML Series Investment Fund (open-end investment company).

CHARLES J. MCCARTHY                Trustee of the Trust
181 Eton Road
Longmeadow, MA 01106

Age: 73

     Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee, MML Series Investment Fund (open-end investment company).


JOHN V. MURPHY*                    Trustee of the Trust
1295 State Street
Springfield, Massachusetts 01111
Age: 47


     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated; Chief Operating Officer (1993-1996), Concert Capital Management, Inc.; Senior Vice President and Director (since
     1995), Potomac Babson Incorporated; Chief Financial Officer (1985-1993), Liberty Financial Companies (financial services).

JOHN H. SOUTHWORTH                 Trustee of the Trust
195 Eton Road
Longmeadow, MA 01106

Age: 69

     Chairman (since 1993) and President (1984-1992), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).

STUART H. REESE                    President of the Trust
1295 State Street
Springfield, MA 01111

Age: 41


     Executive Director (since 1997), Senior Vice President (1993-1997), MassMutual; President (since 1993), MML Series Investment Fund; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (close-end investment companies); Director (since 1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment Inc. (investor in MassMutual High Yield Partners LLC); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO (collateralized bond fund); Director and Member of Investment Committee (since 1994), MML Bay State Life Insurance Company (wholly-owned insurance subsidiary of MassMutual); Director and Member of Investment and Auditing Committees, MML Pension Insurance Company (wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (since 1994), Pace Industries (aluminum die caster); Vice President and Managing Director (1990-1992), Capital Markets Group of Aetna Life & Casualty Company; Chairman and President (1990-1993), Aetna Financial Services, Inc.

_______________
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

HAMLINE C. WILSON                  Vice President and Chief Financial
1295 State Street                  Officer of the Trust
Springfield, MA 0111

Age: 59


     Senior Managing Director (since 1996), Vice President and Managing Director (1989-1996), MassMutual; Vice President and Chief Financial Officer, MML Series Investment Fund, MassMutual Corporate Investors and MassMutual Participation Investors.

STEPHEN L. KUHN                    Vice President and Secretary
1295 State Street                  of the Trust
Springfield, MA 01111

Age: 50


     Vice President and Associate General Counsel (since 1992), Second Vice President and Associate General Counsel (1988-1992), MassMutual; Vice President and Secretary, MML Series Investment Fund, MassMutual Participation Investors and MassMutual Corporate Investors; President, MassMutual/Carlson CBO Incorporated; Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary (since 1997), Oppenheimer Acquisition Corporation (investment advisor holding company).

RAYMOND B. WOOLSON                 Treasurer of the Trust
1295 State Street
Springfield, MA 01111

Age: 38


     Senior Managing Director (since 1996), Second Vice President (1992-1996), Director/Fund Account Administration (1989-1992), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors; Treasurer (since 1996), MML Series Investment Fund (open-end investment company).

Mark B. Ackerman                   Comptroller of the Trust
1295 State Street
Springfield, MA 01111

Age: 31

     Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Associate Treasurer (since 1995), MassMutual Participation Investors and MassMutual Corporate Investors; Comptroller (since 1997), Associate Treasurer (1995-1996), MML Series Investment Fund (open-end investment company).

The Audit Committee makes recommendations to the Trustees as to the engagement or discharge of the Trust's independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust's independent auditors the results of the audit engagement, and considers the audit fees. The Nominating Committee consists of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or any adviser and considers making all nominations for non-interested members of the Board of Trustees. The selection and nomination of management nominees for such vacancies is committed to the discretion of the Nominating Committee. The Investment Pricing Committee determines the fair value of securities for which market quotations are not readily available.


_______________
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

                                  COMPENSATION
                                  ------------

The Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $2,000 per quarter plus $2,000 per meeting attended. Such Trustees who serve on the Audit Committee of the Trust are paid an additional fee of $1,000 per year. Such Trustees who serve on the Nominating Committee or the Investment Pricing Committee are paid an additional fee of $500 per meeting attended. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

                               COMPENSATION TABLE
                               ------------------


The following table discloses the compensation paid to the Registrant's non-interested trustees for the 1996 fiscal year. The Registrant has no pension, retirement, or deferred compensation plans. All of the non-interested Trustees also serve as Trustees or Advisory Board Members of one other investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the 1996 fiscal year.


--------------------------------------------------------------------------------
                                                           TOTAL COMPENSATION
                                   AGGREGATE               FROM REGISTRANT AND
   NAME/POSITION          COMPENSATION FROM REGISTRANT         FUND COMPLEX
--------------------------------------------------------------------------------
Ronald J. Abdow
Trustee                              $16,000                      $32,000
--------------------------------------------------------------------------------
Richard H. Ayers
Trustee                               $2,000                        6,000
--------------------------------------------------------------------------------
Mary E. Boland
Trustee                               16,000                       32,000
--------------------------------------------------------------------------------
David E.A. Carson
Trustee                                2,000                        6,000
--------------------------------------------------------------------------------
Richard W. Greene
Trustee                                2,000                        6,000
--------------------------------------------------------------------------------
Beverly C.L. Hamilton
Trustee                                2,000                        6,000
--------------------------------------------------------------------------------
F. William Marshall, Jr.
Trustee                               12,000                       23,333
--------------------------------------------------------------------------------
Charles J. McCarthy
Trustee                               17,000                       34,000
--------------------------------------------------------------------------------
John H. Southworth
Trustee                               17,000                       73,246
--------------------------------------------------------------------------------


The officers and Trustees of the Trust as a group own less than 1% of any series of outstanding shares of the Trust.

The Trust's shareholders have the right, upon the declaration in writing or vote of at least two-thirds of the votes represented by its outstanding shares, to remove a Trustee. The Trustees shall call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of shares representing at least 10% of all of the votes represented by all outstanding shares of the Trust. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures for a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by the form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust, unless within five business days after such tender the Trustees shall mail to such applicants and file with the Securities and Exchange Commission (the ``SEC"), together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing regarding the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections, or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any such objections or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to Fund or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more of the Funds or classes materially differently, shares will be voted by individual Fund or class; and (ii) when the Trustees have determined that any matter affects only the interests of one or more Funds or classes, then only shareholders of such Fund or class shall be entitled to vote thereon. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

              CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES
              --------------------------------------------------


MassMutual is a control person in that it owns, through certain of its separate investment accounts and its provision of seed money for the Trust, 100% of the shares of each class of each Fund of the Trust as of April 1, 1997.

                      INVESTMENT MANAGER AND SUB-ADVISERS
                      -----------------------------------

INVESTMENT MANAGER

MassMutual serves as investment manager to each Fund pursuant to an Investment Management Agreement with the Trust on behalf of each Fund dated September 30, 1994 (each an "Advisory Agreement"). Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund's portfolio of securities and makes investment decisions with respect to the purchase and sale of investments for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund and the Prime and Core Bond Sectors of the Balanced Fund, subject to policies established by the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions as set forth herein and in the Prospectus.

Each Advisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual, on sixty days' written notice. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (1) by the affirmative vote of a majority of the Trustees or by the affirmative vote of a majority of the Fund's shares, and (2) by an affirmative vote of a majority of the Trustees who are not "interested persons" (as defined in the1940 Act) of the Trust. Under the terms of each Advisory Agreement, a Fund recognizes MassMutual's control of the name "MassMutual" and the Trust agrees that its right to use such name is non-exclusive and can be terminated by MassMutual at any time. MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Corporate Investors and MassMutual Participation Investors, closed-end management investment companies; MML Money Market Fund, MML Equity Fund, MML Managed Bond Fund, MML Blend Fund and MML Equity Index Fund, which are series of MML Series Investment Fund, an open-end management investment company; certain wholly owned subsidiaries of MassMutual; MassMutual/Carlson CBO N.V., a corporation that issued Collateralized Bond Obligations on or about May 1, 1991; MassMutual Corporate Value Partners, a partnership formed in 1994 to provide investment opportunities on a leverage basis in the public or private high yield markets; MassMutual High Yield Partners LLC, a limited liability company formed in 1996 to invest in publicly traded high yield bonds, high yield syndicated bank debt and public convertible securities and various employee benefit plans.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Value Equity Fund; .55% for the Small Cap Value Equity Fund; and .85% for the International Equity Fund.


For the last three fiscal periods, the Funds have paid the following amounts as investment advisory fees to MassMutual pursuant to each Advisory Agreement:


                                               Gross        Waiver**       Net
Prime Fund
Period ended 12/31/94*                    $   161,361  $   (15,967)  $   145,394
Year ended 12/31/95                         1,027,586      (70,814)      956,772
Year ended 12/31/96                         1,150,292      (89,223)    1,061,069

Short-Term Bond Fund
Period ended 12/31/94*                        123,543      (12,731)      110,812
Year ended 12/31/95                           528,655      (39,446)      489,209
Year ended 12/31/96                           606,206      (47,791)      558,415

Core Bond Fund
Period ended 12/31/94*                        231,644      (27,892)      203,752
Year ended 12/31/95                           964,830      (91,069)      873,761
Year ended 12/31/96                         1,375,667     (128,270)    1,247,397

Balanced Fund
Period ended 12/31/94*                        395,156      (46,523)      348,633
Year ended 12/31/95                         1,801,770     (165,250)    1,636,520
Year ended 12/31/96                         2,271,174     (203,071)    2,068,103

Value Equity Fund
Period ended 12/31/94*                      1,792,257     (244,445)    1,547,812
Year ended 12/31/95                         8,289,231     (852,771)    7,436,460
Year ended 12/31/96                        10,377,627   (1,077,667)    9,299,960

Small Cap Value Equity Fund
Period ended 12/31/94*                        433,941      (45,051)      388,890
Year ended 12/31/95                         1,928,743     (155,450)    1,773,293
Year ended 12/31/96                         2,298,488     (182,305)    2,116,183

International Equity Fund
Period ended 12/31/94*                        331,042      (33,401)      297,641
Year ended 12/31/95                         1,580,088     (170,788)    1,409,300
Year ended 12/31/96                         2,398,114     (196,769)    2,201,345


*The Funds commenced operations on October 3, 1994.


**MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. See "Expense Information" in the Prospectus.

In addition, MassMutual has entered into a separate administrative services agreement ("Administrative Services Agreement") for each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund which range from .55% to .59% for Class 1 shares; .50% to
 .54% for Class 2 shares; .31% to .44% for Class 3 shares; and .0782% to .0972% for Class 4 shares.


For the last three fiscal periods, the Funds have paid the following amounts as administrative services fees to MassMutual pursuant to each Administrative Services Agreement:


                                 Class 1   Class 2   Class 3     Class 4
Prime Fund
Period ended 12/31/94*            $ 94      $ 85       $ 51     $  29,077
Year ended 12/31/95                580       531        326       185,171
Year ended 12/31/96                605       557        344       207,299

Short-Term Bond Fund
Period ended 12/31/94*              92        84         50        21,430
Year ended 12/31/95                595       543        332        91,617
Year ended 12/31/96                628       577        353       105,079

Core Bond Fund
Period ended 12/31/94*              95        86         52        43,302
Year ended 12/31/95                762       575        357       180,231
Year ended 12/31/96                737       614        382       257,095

Balanced Fund
Period ended 12/31/94*              94        86         51        74,775
Year ended 12/31/95                766       576        358       340,832
Year ended 12/31/96                794       661        412       429,674

Value Equity Fund
Period ended 12/31/94*              95        87         53       360,399
Year ended 12/31/95                666       611        384     1,666,744
Year ended 12/31/96                814       751        474     2,086,673

Small Cap Value Equity Fund
Period ended 12/31/94*              92        84         50        67,969
Year ended 12/31/95                756       564        351       301,987
Year ended 12/31/96                844       667        417       359,887

International Equity Fund
Period ended 12/31/94*              93        85         67        37,811
Year ended 12/31/95                604       515        421       180,405
Year ended 12/31/96                698       569        465       273,938


*The Funds commenced operations on October 3, 1994.

INVESTMENT SUB-ADVISERS


Securities held by the Funds are also frequently held by MassMutual investment accounts and by other investment companies and accounts for which MassMutual or Babson act as investment adviser or sub-adviser. If the same security is purchased or sold for any Fund and such accounts or companies at or about the same time, such purchases or sales normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased and sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. It is believed that the ability of the Funds to participate in larger volume transactions will, in most cases, produce better execution for the Funds. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. It is the opinion of the Trust's management that such execution advantage and the desirability of retaining MassMutual and Babson as advisers of the Funds outweigh the disadvantages, if any, which might result from this procedure.


Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, controlled subsidiary of MassMutual. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation ("OAC"), a holding company owned in part by senior management of OAC and ultimately controlled by MassMutual. MassMutual, Babson and HarbourView are each registered with the SEC as investment advisers.

                                THE DISTRIBUTOR
                                ---------------

The Trust's shares are continuously distributed by Oppenheimer Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated August 5, 1994. The Distributor pays commissions to its selling dealers as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds.


Pursuant to Rule 12b-1 under the 1940 Act, the plans of distribution ("Plans") described in the Prospectus were approved on August 5, 1994 by the shareholders of each of the Funds. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on such Plan, approved the Plans of the Funds on August 5, 1994. Pursuant to the Plans, the Distributor shall provide the Trustees, at least quarterly, a written report of the amounts expended under each Plan and the purpose for which such expenditures were made. Permissible purposes for payments of fees pursuant to the Plans may include: brokerage commissions; sales bonuses; and expenses related to marketing, printing and distribution of the Funds' prospectus, answering shareholder inquiries and preparing shareholder reports.

Each Plan will remain in effect for more than one year, provided such continuance is approved annually by a vote of the Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the class to which it applies, and all material amendments of each Plan must be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the class to which it applies (as defined in the 1940 Act). So long as any Plan is in effect, the selection and nomination of Trustees who are not such interested persons have been committed to those Trustees who are not interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the respective class and its shareholders.

In addition, MassMutual may reimburse the Distributor for distribution and/or service expenses from any source available to it, including management and administration fees paid to it by the Funds. MassMutual directly, or through the Distributor, may, subject to the approval of the Board of Trustees, make payments to securities dealers and other third parties who engage in the sale of shares or who render shareholder support services, including but not limited to providing office space, equipment and telephone facilities, answering routine inquiries regarding the Funds, processing shareholder transactions and providing such other shareholder services as the Funds may reasonably request. To the extent that any payments made by the Funds to MassMutual, including payment of management and administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of the shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Funds' Plan.


            CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT
            -------------------------------------------------------

Investors Bank & Trust Company is the custodian of the Funds' investments (the "Custodian") and is the Funds' transfer agent and dividend disbursing agent (the "Transfer Agent"). The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the adviser's overall responsibilities to the Trust and to its other clients. The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Distributor) who were selected to execute transactions on behalf of the Trust and the adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to an adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the adviser. Research provided by brokers is used for the benefit of all of the adviser's clients and not solely or necessarily for the benefit of the Trust. The adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an adviser's receipt of brokerage and research services. To the extent the Trust's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to an adviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an adviser in carrying out its obligations to the Trust.


Brokerage commissions paid by the Funds for the fiscal years ended December 31, 1996 and December 31, 1995 and for the period ended December 31, 1994,
respectively, were as follows:   Balanced Fund $115,756, $87,156 and

$20,315; Value Equity Fund $933,716, $643,882 and $128,536; Small Cap Value
Equity Fund $430,964, $291,912 and $50,261; and International Equity Fund $1,103,103, $1,218,802 and $55,656.


The Prime Fund, Short-Term Bond Fund and the Core Bond Fund did not incur brokerage commissions during these periods.

                         SHAREHOLDER INVESTMENT ACCOUNT
                         ------------------------------

A Shareholder Investment Account is established for each Investor in the Funds./1/ Each account contains a record of the shares of each Fund maintained by the Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the Investor will be mailed a statement showing the transaction and the status of the account.

                              REDEMPTION OF SHARES
                              --------------------

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value (a) for any period during which the New York Stock Exchange ("NYSE") is closed (other than for customary weekend and holiday closing), (b) for any period during which trading in the markets the Fund normally uses is restricted, (c) when an emergency exists as determined by the SEC so that disposal of the Fund's investments or a determination of its net asset value is not reasonably practicable, or (d) for such other periods as the SEC by order may permit for the protection of the Trust's shareholders. While the Trust's Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, it has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90-day period does not exceed the lesser of $250,000 or 1% of a Fund's net assets.

                       VALUATION OF PORTFOLIO SECURITIES
                       ---------------------------------

The net asset value per share of each Fund is determined by the Transfer Agent as of the close of the NYSE, currently 4:00 p.m., Eastern Time, on each day the NYSE is open for trading and the Custodian is open for business.

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at amortized cost unless such value does not represent fair value. All other securities and other assets, including debt securities the prices for which supplied by a pricing agent are deemed by MassMutual not to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The

___________________

/1/ "Investor" includes a plan sponsor, plan fiduciary, trust, institutional investor, and/or insurance company separate investment account that purchases shares of the Trust. An Investor that is a separate investment account of MassMutual is referred to as a "SIA Investor." Investors that are purchasing shares of a fund on behalf of a Plan are sometimes referred to as "Plan Investors." The term Investor does not include a Plan Participant.

underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

                             DESCRIPTION OF SHARES
                             ---------------------

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Trust itself would be unable to meet its obligations.

                             INVESTMENT PERFORMANCE
                             ----------------------

The yield of the Prime Fund, the Short-Term Bond Fund and the Core Bond Fund, as well as total return figures for all of the Funds, may be provided in reports, sales literature and advertisements. Any performance information with respect to Class 4 shares will be provided net of SIA and Fund expenses.

Yield for each class of shares of such Funds will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD  = 2[(a - b + 1)/6/ - 1]
                    -----
                     cd

     Where: a =  dividends and interest earned during the period.
            b = expenses accrued for the period (net of reimbursements, if any).
            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
            d = the maximum offering price (which is the net asset value) per share on the last day of the period.

Each of the Funds may also advertise its total return for each class of shares. Total return quotations will be based upon a stated period and will be computed by determining the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                               P(1 + T)/n/ = ERV

     Where:    P =  a hypothetical initial payment of $1000.
               T =  average annual total return.
               n =  number of years.
             ERV = ending redeemable value at the end of the stated period of a hypothetical $1000 payment made at the beginning of the stated period.


The Funds may show total return calculated without giving effect to the expense reduction in management fee by MassMutual under "Expense Information" in the Prospectus ("Standardized Total Return Without Reduction in Management Fee"). Each investment performance figure will be carried to the nearest hundredth of one percent. The expense reduction in management fees has been eliminated effective May 1, 1997. See "Expense Information" in the Prospectus.

A Fund's yield or total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future. The yield is a function of available interest rates on securities in which the Fund invests, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of the Fund's operating expenses. The yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at returns different from those being earned on current portfolio instruments. Yield may also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments. Total return is a function of the value of the Fund's portfolio securities over time, which may be expected to fluctuate, as well as of income earned by the Fund on such securities and of the Fund's operating expenses.


Set forth below is the average annual total return information for Class 3 shares of the Prime Fund, Short-Term Bond Fund, Core Bond Fund, Balanced Fund, Value Equity Fund, Small Cap Value Equity Fund and International Equity Fund for the one-year and since inception* periods ended December 31, 1996. Also set forth below is the yield for Class 3 shares of the Prime Fund, Short-Term Bond Fund and Core Bond Fund for the 30-day period ended December 31, 1996.


                          AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIODS ENDED DECEMBER 31, 1996
                                 CLASS 3 SHARES


                                   1-YEAR PERIOD      SINCE INCEPTION*
FUND                                  (AUDITED)          (AUDITED)
Prime Fund                              5.00%              5.23%
Short-Term Bond Fund                    5.28%              7.43%
Core Bond Fund                          2.52%              9.23%
Balanced Fund                          12.61%             14.88%
Value Equity Fund                      19.92%             22.26%
Small Cap Value Equity Fund            22.64%             17.15%
International Equity Fund              18.11%              6.30%


*Class 3 shares of all Funds listed above began operations on October 3, 1994. Total return for Class 1, 2, and 4 shares may differ due to different expense structures.


              YIELD FOR THE 30-DAY PERIOD ENDED DECEMBER 31, 1996
                          CLASS 3 SHARES* (UNAUDITED)


FUND                                   YIELD
Prime Fund                             5.24%
Short-Term Bond Fund                   5.69%
Core Bond Fund                         6.20%


*Yield for Class 1, 2 and 4 shares may differ due to different expense structures.

                                    TAXATION
                                    --------

Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company," a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock and securities) held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities). If a Fund fails to qualify as a regulated investment company, it will be treated as an ordinary corporation for federal income tax purposes.

As a regulated investment company electing to have its tax liability determined under Subchapter M, in general a Fund will not be subject to federal income tax on its ordinary income or capital gains that are distributed. As a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes. Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes which are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which its assets will be invested, the amount of the assets invested in each such country and the possible applicability of treaty relief.

The International Equity Fund may be eligible to make an election under Section 853 of the Code so that any of its shareholders subject to federal income taxes will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from U.S. taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries. Each Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. The state and local tax effects of distributions received from a Fund, and any special tax considerations associated with foreign investments of the Fund, should be examined by investors with regard to their own tax situation.

A Fund's ability to use forward contracts and other hedging techniques, and to engage in certain other transactions, may be limited by tax considerations. In order to ensure that it derives less than 30% of its gross income from securities and certain other investment assets held less than three months, a Fund will be restricted in selling securities held or considered to have been held less than three months, and in engaging in hedging or other activities which may cause the Fund's holding period in certain of its assets to be less than three months. These rules could also affect the amount, timing and character of distributions.

A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will make up a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Moreover, under regulations to be issued, a Fund may be limited in its ability to borrow money, including through the use of reverse repurchase agreements.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action. This discussion of the federal income tax treatment of the Fund and its shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Fund may be made.

                                    EXPERTS
                                    -------

The financial statements of the MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Value Equity Fund, MassMutual Small Cap Value Equity Fund, and MassMutual International Equity Fund, included in this Statement of Additional Information have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

THE NAME MASSMUTUAL INSTITUTIONAL FUNDS IS THE DESIGNATION OF THE TRUSTEES UNDER A DECLARATION OF TRUST DATED MAY 28, 1993, AS AMENDED FROM TIME TO TIME. THE OBLIGATIONS OF SUCH TRUST ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF SUCH TRUST, BUT THE TRUST'S PROPERTY ONLY SHALL BE BOUND.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS


Although the ratings of fixed-income securities by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's commercial paper, bond and municipal securities ratings are set forth below.

COMMERCIAL PAPER RATINGS:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. The A, A-1 and A-w categories are described as follows:

 A   Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
 A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.
 A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

 Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

  .  Leading market positions in well-established industries.
  .  High rates of return on funds employed.
  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

 Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS:

S&P describes its four highest ratings for corporate debt as follows:

 AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
 AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.
 A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

 AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
 AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
 A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.
 BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the MassMutual Institutional Funds:

We have audited the accompanying statements of assets and liabilities of the MassMutual Institutional Funds, comprising, respectively, the Prime, Short-Term Bond, Core Bond, Balanced, Value Equity, Small Cap Value Equity and International Equity Funds, (the ``Funds"), including the portfolios of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the MassMutual Institutional Funds as of December 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the two years in the period then ended and for the period from October 3, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.

                           /s/ Coopers & Lybrand L.L.P.

Springfield, Massachusetts

February 14, 1997

MASSMUTUAL PRIME FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                                   PRINCIPAL
                                                    AMOUNT         MARKET VALUE
                                                   ---------       ------------
SHORT-TERM INVESTMENTS - 100.4%
COMMERCIAL PAPER - 99.8%
American Brands, Inc.
 5.320% 2/10/1997                                 $ 4,925,000       $ 4,895,888
Aristar, Inc.
 5.380% 1/28/1997                                   4,445,000         4,427,064
Baxter International Inc.
 5.500% 3/21/1997                                   4,425,000         4,370,622
Burlington Northern Santa Fe Corp.
 5.850% 1/30/1997                                   8,800,000         8,758,530
Carter Holt Harvey Limited
 5.560% 3/11/1997                                   5,270,000         5,213,435
Carter Holt Harvey Limited
 5.700% 1/10/1997                                   3,855,000         3,849,507
Central and South West Corporation
 5.520% 1/14/1997                                   9,435,000         9,416,193
Comdisco, Inc.
 5.520% 2/13/1997                                   4,015,000         3,988,528
Comdisco, Inc.
 5.580% 3/14/1997                                   5,000,000         4,944,000
ConAgra, Inc.
 5.500% 2/18/1997                                   7,750,000         7,693,167
Cox Enterprises, Inc.
 5.480% 2/24/1997                                   4,185,000         4,150,599
Cox Enterprises, Inc.
 5.530% 3/07/1997                                   1,250,000         1,237,361
Crown Cork & Seal Company Inc.
 5.650% 3/06/1997                                   2,865,000         2,836,477
CSX Corporation
 5.470% 1/31/1997                                   4,980,000         4,957,299
CSX Corporation
 5.470% 2/14/1997                                   4,450,000         4,420,249
Dana Credit Corporation
 5.470% 1/21/1997                                   4,165,000         4,152,343

                                                   PRINCIPAL
                                                    AMOUNT         MARKET VALUE
                                                   ---------       ------------
Dana Credit Corporation
 5.550% 1/10/1997                                 $   890,000       $   888,765
Dean Witter, Discover & Company
 5.380% 1/31/1997                                   4,955,000         4,932,785
Dominion Resources, Inc.
 5.500% 1/29/1997                                   7,000,000         6,970,055
Dominion Resources, Inc.
 5.500% 2/20/1997                                   2,300,000         2,282,431
Federal Signal Corp.
 5.450% 1/07/1997                                   4,670,000         4,665,758
Frontier Corporation
 5.600% 2/14/1997                                   5,385,000         5,348,143
General Motors Acceptance Corporation
 5.822% 2/04/1997                                   7,690,000         7,881,516
Illinois Power Company
 5.590% 2/12/1997                                   1,140,000         1,132,565
Illinois Power Company
 5.680% 2/19/1997                                   7,800,000         7,739,697
ITT Corporation
 5.720% 2/06/1997                                   4,870,000         4,842,144
ITT Corporation
 5.730% 1/13/1997                                   4,900,000         4,890,641
Kerr-McGee Credit Corporation
 5.700% 2/11/1997                                   6,475,000         6,432,966
Lockheed Martin Corporation
 5.480% 3/07/1997                                   4,700,000         4,652,478
Lockheed Martin Corporation
 5.720% 1/24/1997                                   2,290,000         2,281,632
Lockheed Martin Corporation
 5.750% 2/07/1997                                   2,495,000         2,480,256

                                                   PRINCIPAL
                                                    AMOUNT         MARKET VALUE
                                                   ---------       ------------
NYNEX Corporation
 5.420% 3/26/1997                                 $ 5,690,000       $ 5,615,651
ORIX Credit Alliance, Inc.
 5.530% 2/28/1997                                   4,700,000         4,658,125
ORIX Credit Alliance, Inc.
 5.550% 1/16/1997                                   4,780,000         4,768,947
Praxair, Inc.
 5.450% 2/25/1997                                   3,835,000         3,803,069
Praxair, Inc.
 5.450% 2/27/1997                                   2,660,000         2,637,046
Praxair, Inc.
 5.450% 3/27/1997                                   2,985,000         2,945,532
Public Service Company of Colorado
 5.600% 2/07/1997                                   4,870,000         4,841,971
Public Service Electric and Gas Company
 5.520% 1/24/1997                                     410,000           408,554
Ralston Purina Company
 5.500% 1/06/1997                                   1,475,000         1,473,873
Rite Aid Corporation
 5.600% 3/04/1997                                   5,510,000         5,456,859
Service Corporation International
 5.480% 2/03/1997                                   7,170,000         7,133,983
Texas Utilities Electric Co.
 5.590% 2/12/1997                                   8,800,000         8,742,609
Textron Financial Corporation
 5.550% 3/03/1997                                   1,325,000         1,312,427
Textron Financial Corporation
 5.670% 3/24/1997                                   8,700,000         8,589,027
Timken Company
 5.510% 3/04/1997                                   5,000,000         4,951,778
Tyson Foods, Inc.
 5.720% 1/22/1997                                   2,300,000         2,292,326
Union Camp Corp.
 5.475% 2/26/1997                                   3,390,000         3,361,128

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

                                                   PRINCIPAL
                                                    AMOUNT         MARKET VALUE
                                                   ---------       ------------
Union Pacific Corporation
 5.620% 3/18/1997                                 $ 7,635,000      $  7,544,737
UOP
 5.620% 2/26/1997                                   1,645,000         1,630,619
UOP
 5.650% 3/05/1997                                   7,425,000         7,352,235
UOP
 6.000% 2/10/1997                                   3,150,000         3,129,000
Western Resources Inc.
 5.470% 2/27/1997                                     490,000           485,756
Western Resources Inc.
 5.600% 1/15/1997                                   8,625,000         8,606,217
Whirlpool Financial Corporation
 5.600% 1/17/1997                                  10,070,000        10,044,936
                                                                   -------------
                                                                    258,519,499
                                                                   =============

DISCOUNT NOTE - 0.6%
Federal Farm Credit Bank
 5.230% 8/19/1997                                   1,530,000         1,475,260
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS                                        259,994,759
                                                                   -------------
(COST $260,002,847)+

TOTAL INVESTMENTS - 100.4%                                          259,994,759

OTHER ASSETS/(LIABILITIES) - (0.4%)                                    (933,278)
                                                                   -------------

NET ASSETS - 100.0%                                                $259,061,481
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
+Aggregate cost for Federal tax purposes (Note 7)

             The remainder of this page intentionally left blank.


   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL PRIME FUND - FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                      DECEMBER 31, 1996
                                                                      ------------------
Assets:
   Short-term investments, at value (cost $260,002,847) (Note 2).....   $  259,994,759
   Cash..............................................................            1,293
   Receivables from:
     Fund shares sold................................................          967,627
     Investment manager (Note 3).....................................            9,209
                                                                        --------------
       Total assets..................................................      260,972,888
                                                                        --------------

Liabilities:
   Payables for:
     Fund shares redeemed............................................        1,784,741
     Directors' fees and expenses (Note 3)...........................            5,177
     Affiliates (Note 3):
       Investment management fees....................................           95,194
       Administration fees...........................................           17,288
       Service and distribution fees.................................              220
   Accrued expenses and other liabilities............................            8,787
                                                                        --------------
       Total liabilities.............................................        1,911,407
                                                                        --------------
   NET ASSETS........................................................   $  259,061,481
                                                                        ==============

Net assets consist of:
   Paid-in capital...................................................   $  258,996,044
   Undistributed net investment income...............................           80,676
   Accumulated net realized loss on investments......................           (7,151)
   Net unrealized depreciation on investments........................           (8,088)
                                                                        --------------
                                                                        $  259,061,481
                                                                        ==============
Net assets:
   Class 1...........................................................   $      109,724
                                                                        ==============
   Class 2...........................................................   $      111,039
                                                                        ==============
   Class 3...........................................................   $      111,694
                                                                        ==============
   Class 4...........................................................   $  258,729,024
                                                                        ==============

Shares outstanding:
   Class 1...........................................................          726.501
                                                                        ==============
   Class 2...........................................................          734.255
                                                                        ==============
   Class 3...........................................................          738.294
                                                                        ==============
   Class 4...........................................................    1,713,473.880
                                                                        ==============

Net asset value, offering price and
redemption price per share:
   Class 1...........................................................   $       151.03
                                                                        ==============
   Class 2...........................................................   $       151.23
                                                                        ==============
   Class 3...........................................................   $       151.29
                                                                        ==============
   Class 4...........................................................   $       151.00
                                                                        ==============

   The accompanying notes are an integral part of the financial statements.

Statement Of Operations

                                                                YEAR ENDED
                                                            DECEMBER 31, 1996
                                                            -----------------
    Investment income:
      Interest............................................. $      14,350,850
                                                            -----------------
    Expenses (Note 1):
       Investment management fees (Note 3).................         1,150,292
       Custody fees........................................            26,962
       Audit and legal fees................................             8,160
       Directors' fees (Note 3)............................            15,247
       Fees waived by the investment manager (Note 3)......           (89,223)
                                                            -----------------
                                                                    1,111,438
       Administration fees (Note 3):
        Class 1............................................               605
        Class 2............................................               557
        Class 3............................................               344
        Class 4............................................           207,299
       Distribution and service fees (Note 3):
        Class 1............................................               699
        Class 2............................................               163
                                                            -----------------
         Net expenses......................................         1,321,105
                                                            -----------------
         NET INVESTMENT INCOME.............................        13,029,745
                                                            -----------------
    Realized and unrealized gain (loss):
       Net realized loss on investment transactions........            (5,068)
       Net change in unrealized appreciation
        (depreciation) on investments......................            11,447
                                                            -----------------
          NET REALIZED AND UNREALIZED GAIN.................             6,379
       NET INCREASE IN NET ASSETS RESULTING
                                                            -----------------
         FROM OPERATIONS................................... $      13,036,124
                                                            =================

Statement of Changes in Net Assets

                                            YEAR ENDED         YEAR ENDED
                                         DECEMBER 31, 1996  DECEMBER 31, 1995
                                         -----------------  -----------------
 Increase (Decrease) in Net Assets:
 Operations:
   Net investment income................ $      13,029,745   $      12,817,140
   Net realized loss on investment......            (5,068)             (1,781)
    transactions
   Net change in unrealized appreciation
    (depreciation) on investments.......            11,447             (15,459)
     NET INCREASE IN NET ASSETS
                                         -----------------   -----------------
      RESULTING FROM OPERATIONS.........        13,036,124          12,799,900
                                         -----------------   -----------------
 Distributions to shareholders
 (Note 2):
  From net investment income:
  Class 1...............................            (4,288)             (4,178)
  Class 2...............................            (4,922)             (4,746)
  Class 3...............................            (5,335)             (5,095)
  Class 4...............................       (13,067,477)        (12,693,331)
   TOTAL DISTRIBUTIONS FROM NET
                                         ------------------  -----------------
    INVESTMENT INCOME...................       (13,082,022)        (12,707,350)
                                         ------------------  -----------------
 Net fund share transactions (Note 5):
  Class 1...............................             4,288               4,178
  Class 2...............................             4,922               4,746
  Class 3...............................             5,335               5,095
  Class 4...............................         4,838,727          83,297,102
   INCREASE IN NET ASSETS FROM NET FUND
                                         -----------------   -----------------
    SHARE TRANSACTIONS..................         4,853,272          83,311,121
                                         -----------------   -----------------
  TOTAL INCREASE IN NET ASSETS..........         4,807,374          83,403,671
 Net assets:
  Beginning of period...................       254,254,107         170,850,436
                                         -----------------   -----------------
  End of period (including
   undistributed net investment income
   of $80,676 and $132,953,
                                         -----------------   -----------------
    respectively)....................... $     259,061,481   $     254,254,107
                                         =================   =================

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                           CLASS 1
                                                             YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                                               12/31/96     12/31/95     12/31/94(up)**
                                                             ----------   ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  151.05   $   150.39    $    150.00
                                                             ----------   ----------    -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                             6.09***      6.90 ***       1.02
 Net realized and unrealized gain (loss) on investments            0.03        (0.01)          0.42
                                                             ----------   ----------    -------------
  Total income (loss) from investment operations                   6.12         6.89           1.44
                                                             ----------   ----------    -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (6.14)       (6.23)         (1.05)
                                                             ----------   ----------    -----------
NET ASSET VALUE, END OF PERIOD                                $  151.03    $  151.05    $    150.39
                                                             ==========   ==========    ===========
TOTAL RETURN                                                       4.05%        4.58%          0.96%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     110    $     105    $       101
 Net expenses to average daily net assets#                         1.65%        1.65%          1.65%*
 Net investment income to average daily net assets                 3.97%        4.48%          4.07%*
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                    1.68%        1.68%          1.69%*

                                                                            CLASS 2
                                                                           ----------
                                                             YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                              12/31/96      12/31/95      12/31/94(up)**
                                                             ----------    ---------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  151.24    $  150.56     $   150.00
                                                             ----------    ---------     -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                             6.96***      7.78 ***       1.16
 Net realized and unrealized gain (loss) on investments            0.04        (0.02)          0.57
                                                             ----------    ---------     ----------
  Total income (loss) from investment operations                   7.00         7.76           1.73
                                                             ----------    ---------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (7.01)       (7.08)         (1.17)
                                                             ----------    ---------     ----------
NET ASSET VALUE, END OF PERIOD                                $  151.23    $  151.24     $   150.56
                                                             ==========    =========     ==========
TOTAL RETURN                                                       4.63%        5.16%          1.15%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     111    $     106     $      101
 Net expenses to average daily net assets#                         1.10%        1.10%          1.10%*
 Net investment income to average daily net assets                 4.52%        5.03%          4.62%*
  #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                     1.13%        1.13%          1.14%*

(up)All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights

(For a share outstanding throughout each period)

                                                                           CLASS 3
                                                                          ----------
                                                             YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                                               12/31/96     12/31/95     12/31/94(up)**
                                                             ----------   ----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   151.32   $   150.61    $    150.00
                                                             ----------   ----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                             7.51***      8.33 ***       1.21
 Net realized and unrealized gain (loss) on investments            0.05        (0.01)          0.61
                                                             ----------   ----------    -----------
  Total income (loss) from investment operations                   7.56         8.32           1.82
                                                             ----------   ----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (7.59)       (7.61)         (1.21)
                                                             ----------   ----------    -----------
NET ASSET VALUE, END OF PERIOD                               $   151.29    $  151.32    $    150.61
                                                             ----------   ----------    -----------
TOTAL RETURN                                                       5.00%        5.53%          1.21%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $      112    $     106    $       101
 Net expenses to average daily net assets#                         0.75%        0.75%          0.75%*
 Net investment income to average daily net assets                 4.86%        5.38%          4.99%*
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                    0.78%        0.78%        0.79%*

                                                                           CLASS 4
                                                                          ----------
                                                             YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               12/31/96     12/31/95    12/31/94(up)**
                                                             ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  151.06    $  150.36   $     150.00
                                                             ----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                          7.85***     8.70 ***           1.55
 Net realized and unrealized gain (loss) on investments            0.06        (0.02)          0.34
                                                             ----------   ----------   ------------
  Total income (loss) from investment operations                   7.91         8.68           1.89
                                                             ----------   ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (7.97)       (7.98)         (1.53)
                                                             ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                $  151.00    $  151.06   $     150.36
                                                             ==========   ==========   ============
TOTAL RETURN@                                                      5.24%        5.78%          1.26%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $ 258,729    $ 253,936   $    170,548
 Net expenses to average daily net assets#                       0.5160%      0.5160%        0.5160%*
 Net investment income to average daily net assets                 5.10%        5.61%          5.01%*
  #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                   0.5509%      0.5468%        0.5605%*

(up)All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-TERM BOND FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                     PRINCIPAL
                                      AMOUNT       MARKET VALUE
                                      -----        ------------
BONDS & NOTES - 83.9%
ASSET BACKED SECURITIES -- 7.6%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000                   $1,000,000     $  1,001,560
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002                    1,829,055        1,841,621
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                     357,498          361,520
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999                    1,500,000        1,500,465
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001                    2,000,000        2,007,980
Nissan Auto
 Receivables 1994-A
 Grantor Trust,
 Class A
 6.450% 9/15/1999                      626,917          628,484
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                    1,196,415        1,250,254
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002                    2,500,000        2,508,575
                                                   -------------

TOTAL ASSET BACKED
SECURITIES                                           11,100,459
                                                   -------------
(COST $11,074,953)

CORPORATE DEBT -- 16.1%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006                    1,000,000        1,026,480
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009                    2,000,000        1,960,000

                                     PRINCIPAL
                                      AMOUNT       MARKET VALUE
                                      -----        ------------
Analog Devices, Inc.
 6.625% 3/01/2000                   $1,000,000     $    987,300
Associates Corporation
 of North America
 6.750% 8/01/2001                    1,500,000        1,505,505
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/07/2000                    2,000,000        2,012,380
CSC Enterprises 144A
 6.500% 11/15/2001                   2,000,000        1,992,380
Ford Motor Credit Company
 9.350% 6/10/1997                    1,000,000        1,015,200
General American Transportation
 Corporation
 6.750% 3/01/2006                    1,000,000          971,900
Lockheed Martin Corporation
 7.700% 6/15/2008                    1,000,000        1,046,230
McDonnell Douglas Corporation
 6.875% 11/01/2006                   1,000,000          981,260
Norfolk Southern Corporation
 7.400% 9/15/2006                    1,000,000        1,015,570
NYNEX Capital Funding Company
 7.450% 5/01/1997                    1,000,000        1,005,680
ORIX Credit Alliance, Inc. 144A
 6.480% 4/20/1999                    2,000,000        1,997,600
Polaroid Corporation
 7.250% 1/15/1997                    1,500,000        1,500,330
Rite Aid Corporation
 6.700% 12/15/2001                   1,000,000          998,090
WR Grace & Co.
 8.000% 8/15/2004                    3,240,000        3,430,253
                                                    -----------

TOTAL CORPORATE DEBT                                 23,446,158
                                                    ===========
(Cost $23,230,308)

                                     PRINCIPAL
                                      AMOUNT       MARKET VALUE
                                      -----        ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 16.9%
FEDERAL HOME LOAN MORTGAGE
 CORPORATION (FHLMC) -- 3.0%
COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 2.7%
FHLMC Series 1693
 Class G
 6.000% 7/15/2007                   $2,000,000     $  1,946,240
FHLMC Series 1704
 Class PE
 6.000% 7/15/2007                    2,000,000        1,972,500
                                                   -------------
                                                      3,918,740
                                                   -------------

PASS-THROUGH SECURITIES -- 0.3%
FHLMC
 4.750% 2/01/1997 - 9/01/2006          531,541          508,060
                                                   -------------
                                                      4,426,800
                                                   -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 3.9%
COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 2.7%
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003                       57,873           57,709
FNMA Series 1993-175
 Class PL
 5.000% 10/25/2002                   1,390,909        1,381,770
FNMA Series 1993-71
 Class PG
 6.250% 7/25/2007                    2,500,000        2,471,875
                                                   -------------
                                                      3,911,354
                                                   -------------

PASS-THROUGH SECURITIES -- 1.2%
FNMA
 8.000% 5/01/2013                      832,639          856,772
FNMA
 9.000% 10/01/2009                     864,176          918,023
                                                   -------------
                                                      1,774,795
                                                   -------------
                                                      5,686,149
                                                   -------------

                                                   (Continued)


   The accompanying notes are an integral part of the financial statements.

                                     PRINCIPAL
                                      AMOUNT        MARKET VALUE
                                      ------        ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 1.3%
PASS-THROUGH SECURITIES -- 1.3%
GNMA
8.000%  5/15/2001 -
       11/15/2007                    $ 1,808,533    $  1,868,991
                                                    ------------

U.S. GOVERNMENT GUARANTEED NOTES -- 8.7%
1991-A Jacksonville,
 FL
 8.400% 8/01/1997                      1,150,000       1,167,250
1991-A St. Louis, MO
 8.400% 8/01/1997                      3,350,000       3,400,250
1944-A Baxter
 Springs, KS
 6.310% 8/01/2001                        500,000         497,390
1994-A Detroit, MI
 6.310% 8/01/2001                        450,000         447,651
1994-A Jacksonville, FL
 6.310% 8/01/2001                      1,485,000       1,477,248
1994-A Los Angeles
 County, CA
 6.310% 8/01/2001                        225,000         223,826
1994-A Tacoma, WA
 6.310% 8/01/2001                        195,000         193,982
1994-A Trenton, NJ
 6.310% 8/01/2001                        145,000         144,243
U.S. Dept of Housing
 and Urban Development, Series
 1995-A
 8.080% 8/01/1998                      3,000,000       3,090,000
U.S. Dept. of Housing an Urban
 Development, Series 1996-A
 6.440% 8/01/1999                      2,000,000       2,012,500
                                                    ------------
                                                      12,654,340
                                                    ============

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                    24,636,280
                                                    ============
(COST $24,077,001)

                                     PRINCIPAL
                                      AMOUNT        MARKET VALUE
                                      ------        ------------
U.S. TREASURY OBLIGATIONS -- 43.3%
U.S. TREASURY NOTES
U.S. Treasury Note
 5.750% 8/15/2003                    $ 6,000,000    $  5,820,000
U.S. Treasury Note
 7.125% 2/29/2000                     22,000,000      22,649,660
U.S. Treasury Note
 7.250% 5/15/2004                     15,200,000      15,993,288
U.S. Treasury Note
 8.875% 2/15/1999                     17,500,000      18,514,475
                                                    ============

TOTAL U.S. TREASURY
OBLIGATIONS                                           62,977,423
                                                    ------------
(COST $62,760,329)

TOTAL BONDS & NOTES                                  122,160,320
                                                    ============
(COST $121,142,591)

                                     PRINCIPAL
                                      AMOUNT        MARKET VALUE
                                      ------        ------------
SHORT-TERM INVESTMENT -- 14.7%
COMMERCIAL PAPER
Rausch & Lomb Inc.
 5.600% 1/24/1997                    $ 4,435,000    $  4,419,133
Countrywide Home
 Loans, Inc.
 5.970% 1/14/1997                        780,000         778,318
Crown Cork & Seal
 Company Inc.
 5.720% 1/09/1997                        490,000         489,377
Crown Cork & Seal
 Company Inc.
 5.830% 2/13/1997                      1,480,000       1,469,694
Crown Cork & Seal
 Company Inc.
 5.950% 2/13/1997                         520,000        516,304
Dana Credit
 Corporation
 5.650% 1/30/1997                         510,000        507,679
Illnois Power
 Company
 5.540% 1/16/1997                       5,360,000      5,347,628
NYNEX Corporation
 6.250% 1/03/1997                       4,360,000      4,358,486
ORIX Credit Alliance,
 Inc.
 6.080% 2/03/1997                       1,210,000      1,203,256
Public Service
 Company of Colorado
 5.550% 1/03/1997                         472,000        471,855
Public Service
 Electric and Gas Company
 5.600% 1/09/1997                       1,840,000      1,837,710
                                                   --------------

TOTAL SHORT-TERM
INVESTMENTS                                           21,399,440
                                                   --------------
AT AMORTIZED COST)

TOTAL INVESTMENTS -- 98.6%                           143,559,760
(COST $142,542,031)+

OTHER ASSETS/
(LIABILITIES) - 1.4%                                   1,973,649
                                                   --------------

NET ASSETS -- 100.0%                                $145,533,409
                                                   --------------

NOTES TO PORTFOLIO OF INVESTMENTS
+Aggregate cost for Federal tax purposes (Note 7)


144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-TERM BOND FUND -  FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                                     DECEMBER 31, 1996
                                                                                     -----------------
      Assets:
        Investments, at value (cost $121,142,591) (Note 2).........................  $     122,160,320
        Short-term investments, at amortized cost (Note 2).........................         21,399,440
                                                                                     -----------------
         Total Investments.........................................................        143,559,760
        Cash.......................................................................              1,576
        Receivables from:
         Fund shares sold..........................................................             25,221
         Interest..................................................................          2,325,244
         Investment manager (Note 3)...............................................              7,243
                                                                                     -----------------
          Total assets.............................................................        145,919,044
                                                                                     -----------------
      Liabilities:
        Payables for:
         Fund shares redeemed......................................................            305,355
         Directors' fees and expenses (Note 3).....................................              5,177
         Affiliates (Note 3):
          Investment management fees...............................................             57,775
          Administration fees......................................................             10,156
          Service and distribution fees............................................                232
        Accrued expenses and other liabilities.....................................              6,940
                                                                                     -----------------
          Total liabilities........................................................            385,635
                                                                                     -----------------
        NET ASSETS.................................................................  $     145,533,409
                                                                                     -----------------
      Net assets consist of:
        Paid-in capital............................................................  $     144,792,097
        Undistributed net investment income........................................             18,783
        Accumulated net realized loss on investments...............................           (295,200)
        Net unrealized appreciation on investments.................................          1,017,729
                                                                                     -----------------
                                                                                     $     145,533,409
                                                                                     =================
      Net assets:
        Class 1....................................................................  $         115,863
                                                                                     =================
        Class 2....................................................................  $         117,250
                                                                                     =================
        Class 3....................................................................  $         118,001
                                                                                     =================
        Class 4....................................................................  $     145,182,295
                                                                                     =================
      Shares outstanding:

        Class 1....................................................................             11,415
                                                                                     =================
        Class 2....................................................................             11,544
                                                                                     =================
        Class 3....................................................................             11,599
                                                                                     =================
        Class 4....................................................................         14,365,202
                                                                                     =================
      Net asset value, offering price and
      redemption price per share:

        Class 1....................................................................  $           10.15
                                                                                     =================
        Class 2....................................................................  $           10.16
                                                                                     =================
        Class 3....................................................................  $           10.17
                                                                                     =================
        Class 4....................................................................  $           10.11
                                                                                     =================

   The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                   Year ended
                                                                                December 31, 1996
                                                                                -----------------
Investment income:
  Interest...................................................................   $     8,783,175
                                                                                ---------------

Expenses (Note 1):
  Investment management fees (Note 3)........................................           606,206
  Custody fees...............................................................            15,494
  Audit and legal fees.......................................................             4,657
  Directors' fees (Note 3)...................................................            15,247
  Fees waived by the investment manager (Note 3).............................           (47,791)
                                                                                ---------------
                                                                                        593,813

  Administration fees (Note 3):
    Class 1..................................................................               628
    Class 2..................................................................               577
    Class 3..................................................................               353
    Class 4..................................................................           105,079
  Distribution and service fees (Note 3):
    Class 1..................................................................               733
    Class 2..................................................................               171
                                                                                ---------------
      Net expenses...........................................................           701,354
                                                                                ---------------
      NET INVESTMENT INCOME..................................................         8,081,821
                                                                                ---------------

Realized and unrealized gain (loss):
      Net realized loss on investment transactions...........................          (274,845)
      Net change in unrealized appreciation (depreciation) on investments....          (384,702)
                                                                                ---------------
        NET REALIZED AND UNREALIZED GAIN.....................................          (659,547)
                                                                                ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................         7,422,274
                                                                                ===============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets



                                                                                   YEAR ENDED               YEAR ENDED
                                                                                DECEMBER 31, 1996        DECEMBER 31, 1995
                                                                                -----------------        -----------------
   Increase (Decrease) in Net Assets:
   Operations:
      Net investment income..................................................   $    8,081,821           $    7,424,141
      Net realized gain (loss) on investment transactions....................         (274,845)               2,489,218
      Net change in unrealized appreciation (depreciation)
       on investments........................................................         (384,702)               2,855,699
                                                                                --------------           --------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................        7,422,274               12,769,058
                                                                                --------------           --------------
   Distributions to shareholders (Note 2):
      From net investment income:
      Class 1................................................................           (5,225)                  (5,481)
      Class 2................................................................           (5,891)                  (6,066)
      Class 3................................................................           (6,321)                  (6,421)
      Class 4................................................................       (8,133,246)              (7,354,246)
                                                                                --------------           --------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME........................       (8,150,683)              (7,372,214)
                                                                                --------------           --------------
      In excess of net investment income:
      Class 1................................................................               (1)                      --
      Class 2................................................................               (1)                      --
      Class 3................................................................               (1)                      --
      Class 4................................................................           (1,569)                      --
                                                                                --------------           --------------
       TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME........................           (1,572)                      --
                                                                                --------------           --------------
      From net realized gains:
      Class 1................................................................              (59)                  (2,049)
      Class 2................................................................              (59)                  (2,050)
      Class 3................................................................              (59)                  (2,046)
      Class 4................................................................          (71,288)              (2,256,969)
                                                                                --------------           --------------
       TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS...........................          (71,465)              (2,263,114)
                                                                                --------------           --------------
   Net fund share transactions (Note 5):
      Class 1................................................................            5,285                    7,530
      Class 2................................................................            5,951                    8,116
      Class 3................................................................            6,381                    8,467
      Class 4................................................................       23,078,364               12,933,618
                                                                                --------------           --------------
       INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS................      23,095,981               12,957,731
                                                                                --------------           --------------
      TOTAL INCREASE IN NET ASSETS...........................................       22,294,535               16,091,461
   Net assets:
      Beginning of period....................................................      123,238,874              107,147,413
                                                                                --------------           --------------
      End of period (including undistributed net investment income
      of $18,783 and $68,862, respectively)..................................   $  145,533,409           $  123,238,874
                                                                                ==============           ==============

   The accompanying notes are an integral part of the financial statements.

MassMutual Short-Term Bond Fund

Financial Highlights
(For a share outstanding throughout each period)

                                                                               CLASS 1
                                                                               -------
                                                                 YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                   12/31/96     12/31/95     12/31/94**
                                                                 ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.19    $    9.89    $     10.00
                                                                 ----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.50         0.55           0.09
 Net realized and unrealized gain (loss) on investments              (0.05)        0.49          (0.11)
                                                                 ----------   ----------   ------------
  Total income (loss) from investment operations                      0.45         1.04          (0.02)
                                                                 ----------   ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.48)       (0.54)         (0.09)
 From net realized gains                                             (0.01)       (0.20)            --
                                                                 ----------   ----------   ------------
  Total distributions                                                (0.49)       (0.74)         (0.09)
                                                                 ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                    $  10.15    $   10.19    $      9.89
                                                                 ==========   ==========   ============
TOTAL RETURN                                                          4.35%       10.54%         (0.17)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $    116    $     111    $       100
 Net expenses to average daily net assets#                            1.65%        1.65%          1.65%*
 Net investment income to average daily net assets                    4.86%        5.20%          5.45%*
 Portfolio turnover rate                                                61%         114%            15%
  #Computed after giving effect to the reduction in
   management fee by MassMutual, Without this reduction of
   fee by the investment manager, the ration of expenses
   to average daily net assets would have been:                       1.68%        1.68%          1.70%*

                                                                               CLASS 2
                                                                               -------
                                                                 YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                   12/31/96     12/31/95     12/31/94**
                                                                 ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.19    $    9.89    $     10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.56         0.61           0.10
 Net realized and unrealized gain (loss) on investments              (0.04)        0.49          (0.11)
  Total income (loss) from investment operations                      0.52         1.10          (0.01)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.54)       (0.60)         (0.10)
 From net realized gains                                             (0.01)       (0.20)            --
  Total distributions                                                (0.55)       (0.80)         (0.10)
NET ASSET VALUE, END OF PERIOD                                    $  10.16    $   10.19    $      9.89
TOTAL RETURN                                                          5.02%       11.11%         (0.09)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $    117    $     112    $       101
 Net expenses to average daily net assets#                            1.10%        1.10%          1.10%*
 Net investment income to average daily net assets                    5.41%        5.75%          5.99%*
 Portfolio turnover rate                                                61%         114%            15%
  #Computed after giving effect to the reduction in
   management fee by MassMutual, without this reduction of
   fee by the investment manager, the ration of expenses
   to average daily net assets would have been:                       1.13%        1.13%          1.15%*

*  Annualized

** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                    CLASS 3
                                                                                   ----------
                                                                      YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                       12/31/96     12/31/95     12/31/94**
                                                                      ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $   10.21    $    9.91    $     10.00
                                                                      ----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                      0.60         0.64           0.10
 Net realized and unrealized gain (loss) on investments                    (0.05)        0.49          (0.09)
                                                                      ----------   ----------    -----------
  Total income (loss) from investment operations                            0.55         1.13           0.01
                                                                      ----------   ----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                (0.58)       (0.63)         (0.10)
 From net realized gains                                                   (0.01)       (0.20)            --
                                                                      ----------   ----------   ------------
  Total distributions                                                      (0.59)       (0.83)         (0.10)
                                                                      ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                         $   10.17    $   10.21    $      9.91
                                                                      ==========   ==========   ============
TOTAL RETURN                                                                5.28%       11.46%          0.13%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                     $     118    $     112    $       100
 Net expenses to average daily net assets#                                  0.75%        0.75%          0.75%*
 Net investment income to average daily net assets                          5.76%        6.10%          6.36%*
 Portfolio turnover rate                                                      61%         114%            15%
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                             0.79%        0.78%          0.80%*


                                                                                    CLASS 4
                                                                                   ----------
                                                                      YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                       12/31/96     12/31/95     12/31/94**
                                                                      ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $   10.15    $    9.85    $     10.00
                                                                      ----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                      0.60         0.66           0.16
 Net realized and unrealized gain (loss) on investments                    (0.03)        0.50          (0.15)
                                                                      ----------   ----------   ------------
  Total income (loss) from investment operations                            0.57         1.16           0.01
                                                                      ----------   ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                (0.60)       (0.66)         (0.16)
 From net realized gains                                                   (0.01)       (0.20)            --
                                                                      ----------   ----------   ------------
  Total distributions                                                      (0.61)       (0.86)         (0.16)
                                                                      ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                         $   10.11    $   10.15    $      9.85
                                                                      ==========   ==========   ============
TOTAL RETURN @                                                              5.57%       11.77%          0.13%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                     $ 145,182    $ 122,904    $   106,846
 Net expenses to average daily net assets#                                0.5190%      0.5190%        0.5190%*
 Net investment income to average daily net assets                          6.00%        6.32%          6.37%*
 Portfolio turnover rate                                                      61%         114%            15%
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           0.5545%      0.5524%        0.5654%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                     PRINCIPAL
                                      AMOUNT    MARKET VALUE
                                      ------    ------------
BONDS & NOTES - 97.0%
ASSET BACKED SECURITIES -- 8.1%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000                  $3,000,000   $3,004,680
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002                   4,572,639    4,604,053
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002                   2,505,290    2,503,712
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000                    220,873      221,079
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                    536,247      542,280
Ford Credit Auto
 Loan Master Trust,
 Series 1992-1
 6.875% 1/15/1999                   2,000,000    2,000,620
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001                   5,000,000    5,019,950
Keystone Auto
 Grantor Trust 1996-B,
 Class A 144A
 6.150% 4/15/2003                   2,801,590    2,799,349
Nissan Auto
 Receivables 1994-A
 Grantor Trust,
 Class A
 6.450% 9/15/1999                   1,253,833    1,256,967
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                   1,395,818    1,458,629
World Omni 1995-A
 Automobile Lease
 Securitization Trust,
 Class A
 6.050% 11/25/2001                  2,835,307    2,838,852

                                     PRINCIPAL
                                      AMOUNT    MARKET VALUE
                                      ------    ------------
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002                  $2,650,000   $ 2,659,090
                                                -----------
TOTAL ASSET BACKED
SECURITIES                                       28,909,261
                                                 ----------
(COST $28,855,243)

CORPORATE DEBT -- 33.0%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006                   3,000,000     3,079,440
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009                   4,000,000     3,920,000
American Airlines, Inc..
 9.780% 11/26/2011                  2,000,000     2,277,500
AMR Corporation .
 9.000% 8/01/2012                   2,000,000     2,263,880
Analog Devices, Inc. .
 6.625% 3/01/2000                   1,500,000     1,480,950
Associates Corporation
 of North America
 6.750% 8/01/2001                   2,000,000     2,007,340
Associates Corporation
 of North America .
 7.875% 9/30/2001                   1,500,000     1,573,275
Bell Atlantic Financial
 Services, Inc.
 6.610% 2/04/2000                   1,750,000     1,760,868
BHP Finance (USA)
 Limited
 6.420% 3/01/2026                   3,500,000     3,464,685
Capital Cities/ABC,
 Inc.
 8.875% 12/15/2000                    875,000       944,151
Champion International
 Corporation
 6.400% 2/15/2026                   2,500,000     2,386,725
The Charles Schwab
 Corporation
 6.250% 1/23/2003                   2,500,000     2,409,375
Chrysler Corporation
 10.400% 8/01/1999                  1,500,000     1,537,440

                                    PRINCIPAL
                                     AMOUNT      MARKET VALUE
                                     ------      ------------
CITGO Petroleum
 Corporation
 7.875% 5/15/2006                  $1,000,000    $1,019,600
Columbia Gas System,
 Inc.
 6.610% 11/28/2002                  3,000,000     2,976,750
Commercial Credit
 Company .
 7.750% 3/01/2005                   3,000,000     3,133,380
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 7/02/2014                   1,749,640     1,904,921
Continental Airlines,
 Inc., Series 1996-B
 7.820% 10/15/2013                  2,000,000     2,067,400
Corning Glass Works .
 8.875% 3/15/2016                   1,000,000     1,128,240
English China Clays
 Delaware Inc. .
 7.375% 10/01/2002                  1,000,000     1,027,760
Equifax Inc.
 6.500% 6/15/2003                   1,000,000       973,260
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006                   1,500,000     1,475,625
FBG Finance Ltd.
 144A
 7.875% 6/01/2016                   3,000,000     3,049,830
Fletcher Challenge Ltd.
 7.750% 6/20/2006                   2,000,000     2,074,100
Foster Wheeler
 Corporation
 6.750% 11/15/2005                  2,000,000     1,932,440
General American
 Transportation
 Corporation
 6.750% 3/01/2006                   3,000,000     2,915,700
General Electric
 Capital Corporation
 8.750% 5/21/2007                   1,500,000     1,700,370
General Telephone
 Company of Florida
 7.500% 8/01/2002                   1,000,000     1,011,310
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                   2,500,000     2,450,000

                                                                     (Continued)


    The accompanying notes are an integral part of the financial statements.

                                    PRINCIPAL
                                     AMOUNT      MARKET VALUE
                                     ------      ------------
Harrahs Operating Inc.
 8.750% 3/15/2000                  $1,100,000    $1,113,750
Hercules Incorporated .
 6.625% 6/01/2003                   2,000,000     1,979,860
IMCERA Group Inc. .
 6.000% 10/15/2003                  1,000,000       957,700
Leucadia National
 Corporation
 7.750% 8/15/2013                   2,500,000     2,471,425
Lockheed Martin
 Corporation
 7.700% 6/15/2008                   3,000,000     3,138,690
McDonnell Douglas
 Corporation
 6.875% 11/01/2006                  3,000,000     2,943,780
McDonnell Douglas
 Corporation .
 9.250% 4/01/2002                   1,500,000     1,675,350
Newmont Mining
 Corporation .
 8.625% 4/01/2002                   2,000,000     2,111,380
News America
 Holdings Incorporated
 9.250% 2/01/2013                   3,000,000     3,360,870
Norfolk Southern
 Corporation
 7.220% 9/15/2006                   3,000,000     3,056,580
Norfolk Southern
 Corporation
 7.400% 9/15/2006                   2,000,000     2,031,140
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                   2,000,000     1,970,000
Pearson Inc. 144A
 7.375% 9/15/2006                   3,000,000     3,012,900
Penske Truck Leasing
 Co., L.P.
 7.750% 5/15/1999                   1,500,000     1,548,210
Ralston Purina
 Company
 7.750% 10/01/2015                  2,000,000     2,050,920
Rite Aid Corporation
 6.700% 12/15/2001                  2,000,000     1,996,180
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                   2,000,000     2,002,980
Scholastic Corporation
 7.000% 12/15/2003                  4,000,000     3,992,280
Thomas & Betts
 Corporation .
 8.250% 1/15/2004                   2,500,000     2,597,825
Time Warner Inc.
 7.750% 6/15/2005                   3,000,000     3,017,790
United Air Lines, Inc.
 10.110% 2/19/2006                    939,710     1,040,390
US Air, Inc.
 7.500% 10/15/2009                  1,461,057     1,475,667

                                   PRINCIPAL
                                    AMOUNT     MARKET VALUE
                                    ------     ------------
Valassis
 Communications, Inc.
 9.550% 12/01/2003                 $2,000,000  $  2,081,280
Westinghouse Electric
 Corporation
 8.375% 6/15/2002                   1,000,000     1,019,670
W.R. Grace & Co.
 8.000% 8/15/2004                   5,000,000     5,293,600
                                               ------------
TOTAL CORPORATE DEBT                            117,886,532
                                               ------------
(COST $114,776,584)

NON - U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 1.1%
COLLATERALIZED MORTGAGE OBLIGATION
Prudential Home
 Mortgage Securities
 1993-26 Class A6
 6.750% 7/25/2008                   4,000,000     4,008,720
                                               ------------
(COST $3,955,000)

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 20.2%
FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC) -- 4.6%
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 4.5% FHLMC
Series 1080
 Class D
 7.000% 7/15/2020                   2,900,319     2,933,847
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                   2,000,000     2,048,120
FHLMC Series 1460
 Class H
 7.000% 5/15/2007                   2,000,000     2,020,000
FHLMC Series 1490
 Class PJ
 6.000% 5/15/2007                     600,000       589,122
FHLMC Series 1612
 Class PD
 5.750% 5/15/2006                   5,000,000     4,915,600
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007                   3,500,000     3,436,545
                                               ------------
                                                 15,943,234
                                               ------------
PASS-THROUGH
SECURITIES -- 0.1% FHLMC
 9.000% 3/01/2017                     368,612       392,225
                                               ------------
                                                 16,335,459
                                               ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA) -- 5.6%
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 5.4%
FNMA Series 1989-20
 Class A
 6.750% 4/25/2018                   4,267,616     4,107,580
FNMA Series 1992-86
 Class C
 7.000% 6/25/2003                     115,745       115,419

                                   PRINCIPAL
                                    AMOUNT     MARKET VALUE
                                    ------     ------------
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007                  $5,000,000    $4,964,050
FNMA Series 1993-175
 Class PL
 5.000% 10/25/2002                  1,390,909     1,381,770
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004                   1,500,000     1,487,340
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008                  2,500,000     2,390,625
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008                   5,000,000     4,800,000
                                               ------------
                                                 19,246,784
                                               ------------

PASS-THROUGH SECURITIES -- 0.2%
FNMA
 8.000% 5/01/2013                     555,094       571,180
                                               ------------
                                                 19,817,964
                                               ------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION (GNMA) -- 8.3%
COLLATERALIZED MORTGAGE OBLIGATION -- 0.5%
JHM Acceptance
 Corporation Series E
 Class 5
 8.960% 4/01/2019                   1,633,748     1,718,491
                                               ------------

PASS-THROUGH SECURITIES -- 7.8%
GNMA
 6.000% 12/20/2025                  5,579,916     5,706,355
GNMA
 7.000% 7/20/2025 -
        9/20/2025                   5,474,412     5,591,443
GNMA
 7.500% 1/15/2017 -
        6/15/2017                   7,142,857     7,188,784
GNMA
 8.000% 4/15/2001 -
        3/15/2008                   8,808,388     9,102,855
GNMA
 9.000% 12/15/2004 -
        10/15/2009                    500,156       532,822
                                               ------------
                                                 28,122,259
                                               ------------
                                                 29,840,750
                                               ------------

U.S. GOVERNMENT GUARANTEED NOTES -- 1.7%
1994-A Baxter
 Springs, KS
 5.930% 8/01/1999                     700,000       696,500
1994-A Erie, PA
 5.930% 8/01/1999                   1,590,000     1,582,050
1994-A Los Angeles
 County, CA
 5.930% 8/01/1999                     190,000       189,050


                                                                     (Continued)

    The accompanying notes are an integral part of the financial statements.

                                          PRINCIPAL
                                           AMOUNT        MARKET VALUE
                                         -----------     ------------
1994-A Montgomery
County, PA
5.930% 8/01/1999                         $   150,000     $    149,250
1994-A Pohatcong
Township, NJ
5.930% 8/01/1999                             255,000          253,725
1994-A Rochester, NY
5.930% 8/01/1999                             135,000          134,325
1994-A Sacramento,
CA
5.930% 8/01/1999                              60,000           59,700
1994-A Santa Ana,
CA
5.930% 8/01/1999                             920,000          915,400
U.S. Dept. of Housing
and Urban
Development, Series
1996-A
6.670% 8/01/2001                           2,000,000        2,020,000
                                                        -------------
                                                            6,000,000

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                         71,994,173
                                                        -------------
(COST $70,455,483)
U.S. TREASURY OBLIGATIONS - 34.6%
U.S. TREASURY BONDS - 15.4%
U.S. Treasury Bond
7.250% 5/15/2016                          20,700,000       21,857,958
U.S. Treasury Bond
8.875% 8/15/2017                          26,750,000       33,040,530
                                                         ------------
                                                           54,898,488
                                                         ------------
U.S. TREASURY NOTES - 13.6%
U.S. Treasury Note
5.875% 4/30/1998                           7,000,000        7,010,920
U.S. Treasury Note
6.375% 5/15/1999                          23,500,000       23,701,865
U.S. Treasury Note
8.875% 11/15/1998                         17,000,000       17,887,230
                                                         ------------
                                                           48,600,015
                                                         ------------
U.S. TREASURY STRIPS - 5.6%
U.S. Treasury Strip - Principal Only
0.000% 2/15/1999                          19,500,000       17,237,220
U.S. Treasury Strip - Principal Only
 0.000% 2/15/2015                          9,250,000        2,708,308
                                                         ------------
                                                           19,945,528
TOTAL U.S. TREASURY
OBLIGATIONS                                               123,444,031
                                                         ------------
(COST $123,480,345)
TOTAL BONDS & NOTES                                       346,242,717
                                                         ------------
(COST $341,522,655)

                                          PRINCIPAL
                                           AMOUNT        MARKET VALUE
                                         -----------     ------------
SHORT-TERM INVESTMENTS - 1.8%
COMMERCIAL PAPER
Bausch & Lomb Inc.
6.850% 1/08/1997                         $ 1,140,000     $  1,138,482
Indiana Michigan
Power Company
6.700% 1/03/1997                           3,000,000        2,998,883
Lockheed Martin
Corporation

7.000% 1/02/1997                           2,355,000        2,354,542
                                                         ------------
TOTAL SHORT-TERM
INVESTMENTS                                                 6,491,907
                                                         ------------
(AT AMORTIZED COST)
TOTAL INVESTMENTS - 98.8%                                 352,734,624
(COST $348,014,562)+
OTHER ASSETS/
(LIABILITIES) - 1.2%                                        4,330,553
                                                         ------------
NET ASSETS - 100.0%                                      $357,065,177
NOTES TO PORTFOLIO OF INVESTMENTS

+Aggregate cost for Federal tax purposes (Note 7)

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 . All or a portion of this security is segregated to cover forward purchase commitments (Note 2).

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                                DECEMBER 31, 1996
                                                                                -----------------
Assets:
   Investments, at value (cost $341,522,655) (Note 2).......................     $   346,242,717
   Short-term investments, at amortized cost (Note 2).........................         6,491,907
                                                                                 ---------------
     Total Investments........................................................       352,734,624
   Cash.......................................................................             4,936
                                                                                 ---------------
   Receivables from:
    Fund shares sold..........................................................           380,193
    Interest..................................................................         4,574,725
    Investment manager (Note 3)...............................................            17,663
                                                                                 ---------------
     Total assets.............................................................       357,712,141
                                                                                 ===============
Liabilities:
   Payables for:
    Investments purchased.....................................................           142,615
    Settlement of investments purchased on a
     forward commitment basis (Note 2)........................................            11,739
    Fund shares redeemed......................................................           306,112
    Directors' fees and expenses (Note 3).....................................             5,176
    Affiliates (Note 3):
     Investment management fees...............................................           139,334
     Administration fees......................................................            26,194
     Service and distribution fees............................................               243
    Accrued expenses and other liabilities....................................            15,551
                                                                                 ---------------
     Total liabilities........................................................           646,964
                                                                                 ===============
    NET ASSETS................................................................   $   357,065,177
                                                                                 ===============
Net assets consist of:
   Paid-in capital............................................................       352,396,989
   Undistributed net investment income........................................         1,845,746
   Accumulated net realized loss on investments...............................        (1,885,881)
   Net unrealized appreciation on investments
     and forward commitments..................................................         4,708,323
                                                                                 ---------------
                                                                                 $   357,065,177
                                                                                 ===============
Net assets:
   Class 1....................................................................   $       120,838
                                                                                 ===============
   Class 2....................................................................   $       122,293
                                                                                 ===============
   Class 3....................................................................   $       123,107
                                                                                 ===============
   Class 4....................................................................   $   356,698,939
                                                                                 ===============
Shares outstanding:
   Class 1....................................................................            11,512
                                                                                 ===============
   Class 2....................................................................            11,631
                                                                                 ===============
   Class 3....................................................................            11,699
                                                                                 ===============
   Class 4....................................................................        34,141,922
                                                                                 ===============

Net asset value, offering price and
redemption price per share:
   Class 1....................................................................   $        10.50
                                                                                 ==============
   Class 2....................................................................   $        10.51
                                                                                 ==============
   Class 3....................................................................   $        10.52
                                                                                 ==============
   Class 4....................................................................   $        10.45
                                                                                 ==============

   The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                   YEAR ENDED
                                                                                DECEMBER 31, 1996
                                                                                -----------------
Investment income:
   Interest..................................................................    $    20,691,459
Expenses (Note 1):
   Investment management fees (Note 3).......................................          1,375,667
   Custody fees..............................................................             38,056
   Audit and legal fees......................................................             10,158
   Directors' fees (Note 3)..................................................             15,247
   Fees waived by the investment manager (Note 3)............................           (128,270)
                                                                                 ---------------
                                                                                       1,310,858
   Administration fees (Note 3):
    Class 1..................................................................                737
    Class 2..................................................................                614
    Class 3..................................................................                382
    Class 4..................................................................            257,095
   Distribution and service fees (Note 3):
    Class 1..................................................................                842
    Class 2..................................................................                178
                                                                                 ---------------
     Net expenses............................................................          1,570,706
                                                                                 ---------------
     NET INVESTMENT INCOME...................................................         19,120,753
                                                                                 ---------------
Realized and unrealized gain (loss):
   Net realized loss on investment transactions and forward commitments......         (1,886,093)
   Net change in unrealized appreciation (depreciation) on
    investments and forward commitments......................................         (6,456,882)
                                                                                 ---------------
     NET REALIZED AND UNREALIZED LOSS........................................         (8,342,975)
                                                                                 ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................    $    10,777,778
                                                                                 ===============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                                       YEAR ENDED          YEAR ENDED
                                                                                   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                   ------------------  ------------------
                Increase (Decrease) in Net Assets:
                Operations:
                   Net investment income.............................................   $ 19,120,753        $ 14,053,804
                   Net realized gain (loss) on investment transactions
                    and forward commitments..........................................     (1,886,093)          9,143,745
                   Net change in unrealized appreciation (depreciation) on
                    investments and forward commitments..............................     (6,456,882)         14,064,619
                                                                                        ------------        ------------
                    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............     10,777,778          37,262,168
                                                                                        ------------        ------------
                Distributions to shareholders (Note 2):
                   From net investment income:
                   Class 1...........................................................         (4,416)             (7,975)
                   Class 2...........................................................         (5,227)             (5,956)
                   Class 3...........................................................         (5,674)             (6,329)
                   Class 4...........................................................    (17,374,307)        (13,924,661)
                                                                                        ------------        ------------
                    TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME...................    (17,389,624)        (13,944,921)
                                                                                        ------------        ------------
                   From net realized gains:
                   Class 1...........................................................           (740)             (4,784)
                   Class 2...........................................................           (714)             (3,332)
                   Class 3...........................................................           (715)             (3,329)
                   Class 4...........................................................     (1,942,817)         (7,028,844)
                                                                                        ------------        ------------
                    TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS......................     (1,944,986)         (7,040,289)
                                                                                        ------------        ------------
                Net fund share transactions (Note 5):
                   Class 1...........................................................        (45,858)             61,915
                   Class 2...........................................................          5,941               9,288
                   Class 3...........................................................          6,389               9,658
                   Class 4...........................................................    111,704,711          43,139,641
                                                                                        ------------        ------------
                    INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS..........    111,671,183          43,220,502
                                                                                        ------------        ------------
                   TOTAL INCREASE IN NET ASSETS......................................    103,114,351          59,497,460
                Net assets:
                   Beginning of period...............................................    253,950,826         194,453,366
                                                                                        ------------        ------------
                   End of period (including undistributed net investment income
                    of $1,845,746 and $114,829, respectively)........................   $357,065,177        $253,950,826
                                                                                        ============        ============



   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                     CLASS 1
                                                                                   ----------
                                                                YEAR ENDED          YEAR ENDED           PERIOD ENDED
                                                                  12/31/96           12/31/95             12/31/94**
                                                                 ---------          ----------           ------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.79          $    9.90            $     10.00
                                                                 ---------          ----------           ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.53***            0.50                   0.10
 Net realized and unrealized gain (loss) on investments              (0.36)              1.26                  (0.10)
                                                                 ----------         ----------           ------------
  Total income (loss) from investment operations                      0.17               1.76                    --
                                                                 ----------         ----------           ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.40)             (0.54)                 (0.10)
 From net realized gains                                             (0.08)             (0.33)                    --
                                                                 ----------         ----------           ------------
  Total distributions                                                (0.46)             (0.87)                 (0.10)
                                                                 ----------         ----------           ------------
NET ASSET VALUE, END OF PERIOD                                   $   10.50          $   10.79            $      9.90
                                                                 ==========         ==========           ============
TOTAL RETURN                                                          1.60%             17.81%                  0.00%
RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                               $     121          $     171            $       101
 Net expenses to average daily net assets#                            1.65%              1.65%                  1.65%*
 Net investment income to average daily net assets                    5.10%              5.39%                  5.91%*
 Portfolio turnover rate                                                54%               104%                     7%

 #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                        1.69%              1.69%                  1.71%*

                                                                                      CLASS 2
                                                                YEAR ENDED          YEAR ENDED          PERIOD ENDED
                                                                  12/31/96           12/31/95            12/31/94**
                                                                 ----------         ----------           ------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.82          $    9.90            $     10.00
                                                                 ----------         ----------           ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.60***            0.64                   0.11
 Net realized and unrealized gain (loss) on investments              (0.38)              1.19                  (0.10)
                                                                 ----------         ----------           ------------
  Total income (loss) from investment operations                      0.22               1.83                   0.01
                                                                 ----------        -----------           ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.47)             (0.58)                 (0.11)
 From net realized gains                                             (0.06)             (0.33)                     -
                                                                 ----------        -----------           ------------
  Total distributions                                                (0.53)             (0.91)                 (0.11)
                                                                 ----------        -----------           ------------
NET ASSET VALUE, END OF PERIOD                                   $   10.51          $   10.82            $      9.90
                                                                 ==========        ===========           ============
TOTAL RETURN                                                          2.07%             18.51%                  0.08%
RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                               $     122          $     120            $       101
 Net expenses to average daily net assets#                            1.10%              1.10%                  1.10%*
 Net investment income to average daily net assets                    5.67%              5.97%                  6.46%*
 Portfolio turnover rate                                                54%               104%                     7%

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       1.14%              1.14%                  1.16%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                     CLASS 3
                                                                                   -----------
                                                                YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                                  12/31/96          12/31/95           12/31/94**
                                                                 ---------         -----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.82         $    9.90          $     10.00
                                                                 ----------        -----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.64***           0.68                 0.11
 Net realized and unrealized gain (loss) on investments              (0.37)             1.19                (0.10)
                                                                 ----------        -----------        -------------
 Total income (loss) from investment operations                       0.27              1.87                 0.01
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.51)            (0.62)               (0.11)
 From net realized gains                                             (0.06)            (0.33)                   -
                                                                 ----------        -----------        -------------
 Total distributions                                                 (0.57)            (0.95)               (0.11)
                                                                 ----------        -----------        -------------
NET ASSET VALUE, END OF PERIOD                                   $   10.52         $   10.82          $      9.90
                                                                 ==========        ===========        =============
TOTAL RETURN                                                          2.52%            18.87%                0.09%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $     123         $     120          $       101
 Net expenses to average daily net assets#                            0.75%             0.75%                0.75%*
 Net investment income to average daily net assets                    6.01%             6.32%                6.83%*
 Portfolio turnover rate                                                54%              104%                   7%

 #Computed after giving effect to the reduction in
 management fee by MassMutual. Without this reduction of
 fees by the investment manager, the ratio of expenses
 to average daily net assets would have been:                         0.79%             0.79%                0.81%*

                                                                                     CLASS 4
                                                                                   -----------
                                                                YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                                  12/31/96          12/31/95          12/31/94**
NET ASSET VALUE, BEGINNING OF PERIOD                             $   10.75         $    9.84          $     10.00
                                                                 ----------        -----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                0.67***           0.72 ***             0.18
 Net realized and unrealized gain (loss) on investments              (0.37)             1.17                (0.16)
                                                                 ----------        -----------        -------------
  Total income (loss) from investment operations                      0.30              1.89                 0.02
                                                                 ----------        -----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                          (0.54)            (0.65)               (0.18)
 From net realized gains                                             (0.06)            (0.33)                   -
                                                                 ----------        -----------        -------------
  Total distributions                                                (0.60)            (0.98)               (0.18)
                                                                 ----------        -----------        -------------
NET ASSET VALUE, END OF PERIOD                                   $   10.45         $   10.75          $      9.84
                                                                 ==========        ===========        =============
TOTAL RETURN@                                                         2.80%            19.15%                0.20%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $ 356,699         $ 253,540          $   194,150
 Net expenses to average daily net assets#                          0.5130%           0.5130%              0.5130%*
 Net investment income to average daily net assets                    6.26%             6.56%                6.86%*
 Portfolio turnover rate                                                54%              104%                   7%

 #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                      0.5550%           0.5553%              0.5672%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  @Employee retirement benefit plans that invest plan assets in the Separate
    Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                    NUMBER OF
                                     SHARES   MARKET VALUE
                                     -------  ------------
EQUITIES - 50.2%
AEROSPACE & DEFENSE -- 0.9%
Boeing Company                        27,000    $2,872,125
Raytheon Company                       1,200        57,750
TRW, Inc.                             48,200     2,385,900
                                              ------------
                                                 5,315,775
                                              ============

AGRIBUSINESS -- 0.6%
Pioneer Hi-Bred
 International, Inc.                  45,500     3,185,000
                                              ============

APPAREL, TEXTILES & SHOES -- 0.5%
VF Corporation                        44,500     3,003,750
                                              ============

AUTOMOTIVE & PARTS -- 2.4%
Ford Motor Company                    97,300     3,101,438
Genuine Parts
 Company                             103,000     4,583,500
Goodyear Tire &
 Rubber Company                      113,700     5,841,338
                                              ------------
                                                13,526,276
                                              ============

BANKING, SAVINGS & LOANS -- 3.2%
The Bank of New
 York Company,
 Incorporated                        170,000     5,737,500
Comerica, Incorporated                41,500     2,173,563
CoreStates Financial
 Corp.                                81,500     4,227,813
Norwest Corporation                   57,000     2,479,500
Wachovia Corp.                        60,100     3,395,650
                                              ------------
                                                18,014,026
                                              ============

BEVERAGES -- 1.0%
Brown-Forman
 Corporation (Class B)                66,600     3,046,950
Pepsico, Inc.                         84,000     2,457,000
                                              ------------
                                                 5,503,950
                                              ============

CHEMICALS -- 2.0%
E. I. du Pont de
 Nemours and Company                  33,000     3,114,375
The Lubrizol
 Corporation                          63,300     1,962,300

                                    NUMBER OF
                                     SHARES   MARKET VALUE
                                     -------  ------------
Nalco Chemical
 Company                              81,500    $2,944,188
Rohm & Haas
 Company                              39,000     3,183,375
                                              ------------
                                                11,204,238
                                              ============

COMMUNICATIONS -- 0.6%
AT & T Corporation                    84,000     3,654,000
                                              ============

COMPUTERS & OFFICE EQUIPMENT -- 3.7%
Hewlett-Packard
 Company                             122,000     6,130,500
International Business
 Machines Corporation                 35,000     5,285,000
Pitney Bowes, Inc.                    84,000     4,578,000
Xerox Corporation                     90,000     4,736,250
                                              ------------
                                                20,729,750
                                              ============

CONTAINERS -- 0.6%
Temple-Inland, Inc.                   63,000     3,409,875
                                              ============

COSMETICS & PERSONAL CARE -- 0.8%
Kimberly-Clark
 Corporation                          48,400     4,610,100
                                              ============

DRUGS -- 0.6%
Pharmacia & Upjohn,
 Inc.                                 85,000     3,368,125
                                              ============

ELECTRIC UTILITIES -- 0.6%
NIPSCO Industries,
 Inc.                                 40,000     1,585,000
SCANA Corporation                     75,000     2,006,250
                                              ------------
                                                 3,591,250
                                              ============

ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.8%
AMP, Incorporated                    156,700     6,013,363
General Electric
 Company                              82,000     8,107,750
Honeywell Inc.                        44,000     2,893,000
Hubbell, Incorporated
 (Class B)                            96,023     4,152,986
                                              ------------
                                                21,167,099
                                              ============

                                    NUMBER OF
                                     SHARES   MARKET VALUE
                                     -------  ------------
ENERGY -- 4.3%
Amoco Corporation                     74,000    $5,957,000
Atlantic Richfield
 Company                              20,300     2,689,750
Chevron Corporation                   70,500     4,582,500
Kerr-McGee
 Corporation                          43,500     3,132,000
Mobil Corporation                     35,000     4,278,750
Teco Energy, Inc.                     57,000     1,375,125
Unocal Corporation                    68,900     2,799,063
                                              ------------
                                                24,814,188
                                              ============

FINANCIAL SERVICES -- 0.8%
American Express
 Company                              76,500     4,322,250
                                              ============

FOODS -- 1.4%
ConAgra, Inc.                         62,200     3,094,450
CPC International, Inc.               61,000     4,727,500
                                              ------------
                                                 7,821,950
                                              ============

FOREST PRODUCTS & PAPER -- 1.3%
Westvaco Corporation                 101,500     2,918,125
Weyerhaeuser Company                  90,400     4,282,700
                                              ------------
                                                 7,200,825
                                              ============

HARDWARE & TOOLS -- 0.6%
The Stanley Works                    123,000     3,321,000
                                              ============

HEALTHCARE -- 4.4%
Becton, Dickinson and
 Company                             102,000     4,424,250
Bristol-Myers Squibb
 Company                              89,000     9,678,750
Pfizer, Incorporated                  74,000     6,132,750
Schering-Plough Corp.                 69,800     4,519,550
                                              ------------
                                                24,755,300
                                              ============

INDUSTRIAL DISTRIBUTION -- 0.7%
W.W. Grainger, Inc.                   48,000     3,852,000
                                              ============

INDUSTRIAL TRANSPORTATION -- 0.7%
Norfolk Southern
 Corporation                          48,000     4,200,000
                                              ============

                                               (Continued)

   The accompanying notes are an integral part of the financial statements.

                                 NUMBER OF
                                  SHARES   MARKET VALUE
                                  ------   ------------
INSURANCE -- 4.0%
Allstate Corporation               36,544    $2,114,984
Jefferson-Pilot
 Corporation                       39,750     2,250,844
Marsh & McLennan
 Companies, Inc.                   55,000     5,720,000
MBIA, Inc.                         51,500     5,214,375
SAFECO Corporation                149,000     5,876,188
Unitrin, Inc.                      28,500     1,588,875
                                           ------------
                                             22,765,266
                                           ============

MACHINERY & COMPONENTS -- 0.9%
Dover Corporation                  62,000     3,115,500
Parker-Hannifin
 Corporation                       48,000     1,860,000
                                           ------------
                                              4,975,500
                                           ============

MISCELLANEOUS -- 1.4%
Harsco Corporation                 34,500     2,363,250
Minnesota Mining &
 Manufacturing
 Company                           68,000     5,635,500
                                           ------------
                                              7,998,750
                                           ============

OIL & GAS -- 1.0%
Occidental Petroleum
 Corporation                      128,500     3,003,688
Union Pacific
 Resources Group Inc.              89,500     2,617,875
                                           ------------
                                              5,621,563
                                           ============

PHOTOGRAPHY -- 0.7%
Eastman Kodak
 Company                           49,300     3,956,325
                                           ============

PUBLISHING & PRINTING -- 1.1%
The McGraw-Hill
 Companies, Inc.                   89,000     4,105,125
R.R. Donnelley & Sons
 Company                           75,500     2,368,813
                                           ------------
                                              6,473,938
                                           ============

RETAIL -- 1.0%
The May Department
 Stores Company                    70,500     3,295,875
Sears Roebuck and Co.              48,000     2,214,000
                                           ------------
                                              5,509,875
                                           ============

RETAIL-GROCERY -- 1.0%
Albertson's, Inc.                 119,000     4,239,375
American Stores
 Company                           31,900     1,303,913
                                           ------------
                                              5,543,288
                                           ============

TELECOMMUNICATIONS -- 0.5%
GTE Corporation                    57,000     2,593,500
                                           ============

                                 NUMBER OF
                                   SHARES  MARKET VALUE
                                   ------  ------------
TELEPHONE UTILITIES -- 1.5%
Ameritech Corporation              44,500    $2,697,813
Frontier Corporation              134,500     3,043,063
Southern New England
 Telecommunications
 Corporation                       66,000     2,565,750
                                           ------------
                                              8,306,626
                                           ============

TOBACCO -- 1.6%
American Brands, Inc.              88,500     4,391,813
UST Inc.                          135,000     4,370,625
                                           ============
                                              8,762,438
                                           ------------
TOTAL EQUITIES                              283,077,796
                                           ============
(COST $198,917,229)

                                PRINCIPAL
                                 AMOUNT    MARKET VALUE
                                 ------    ------------
BONDS & NOTES -- 15.9%
ASSET BACKED SECURITIES -- 1.5%
Capita Equipment
 Receivables Trust
 1996-1, Class A4
 6.280% 6/15/2000              $1,000,000    $1,001,560
Chase Manhattan Auto
 Grantor Trust 1996-B,
 Class A
 6.610% 9/15/2002               2,286,319     2,302,026
Daimler-Benz Auto
 Grantor Trust 1995-A,
 Class A
 5.850% 5/15/2002               1,113,462     1,112,761
Daimler-Benz Vehicle
 Trust 1994-A
 5.950% 12/15/2000                147,249       147,386
Ford Credit 1994-B
 Grantor Trust
 7.300% 10/15/1999                357,498       361,520
Ford Credit Auto
 Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/2001               1,000,000     1,003,990
Nissan Auto
 Receivables 1994-A
 Grantor Trust, Class A
 6.450% 9/15/1999                 438,841       439,939
Railcar Trust No.
 1992-1
 7.750% 6/01/2004                 398,805       416,751
World Omni 1996-A
 Automobile Lease
 Securitization Trust,
 Class A1
 6.300% 6/25/2002               1,500,000     1,505,145
                                           ============

TOTAL ASSET BACKED
SECURITIES                                    8,291,078
                                           ============
(COST $8,269,339)


                                PRINCIPAL
                                 AMOUNT    MARKET VALUE
                                 ------    ------------
CORPORATE DEBT -- 5.6%
AirTouch
 Communications, Inc.
 7.500% 7/15/2006              $1,000,000    $1,026,480
America West Airlines
 1996-1, Class A
 6.850% 7/02/2009               1,000,000       980,000
American Airlines, Inc. .
 9.780% 11/26/2011              1,000,000     1,138,750
AMR Corporation .
 9.000% 8/01/2012                 500,000       565,970
Analog Devices, Inc.
 6.625% 3/01/2000                 500,000       493,650
Associates Corporation
 of North America
 6.750% 8/01/2001               1,000,000     1,003,670
Bell Atlantic Financial
 Services, Inc. .
 6.610% 2/04/2000               1,000,000     1,006,210
BHP Finance (USA)
 Limited
 6.420% 3/01/2026               1,000,000       989,910
Cardinal Distribution,
 Inc.
 8.000% 3/01/1997                 500,000       501,565
Champion International
 Corporation
 6.400% 2/15/2026               1,000,000       954,690
The Charles Schwab
 Corporation
 6.250% 1/23/2003               1,000,000       963,750
CITGO Petroleum
 Corporation
 7.875% 5/15/2006                 250,000       254,900
Continental Airlines,
 Inc., Series 1996-2B
 8.560% 7/02/2014                 499,897       544,263
Continental Airlines,
 Inc., Series 1996-B
 7.820% 10/15/2013                500,000       516,850
Delta Air Lines, Inc.
 8.540% 1/02/2007                 437,643       465,066
English China Clays
 Delaware Inc. .
 7.375% 10/01/2002                500,000       513,880
ERAC USA Finance
 Company 144A
 6.950% 1/15/2006                 500,000       491,875
FBG Finance Ltd.
 144A
 7.875% 6/01/2016               1,000,000     1,016,610
Fletcher Challenge Ltd.
 7.750% 6/20/2006                 500,000       518,525
General American
 Transportation
 Corporation
 6.750% 3/01/2006               1,000,000       971,900

                                            (Continued)

   The accompanying notes are an integral part of the financial statements.

                                     PRINCIPAL
                                      AMOUNT    MARKET VALUE
                                      ------    ------------
The Goldman Sachs
 Group, L.P. 144A
 6.200% 2/15/2001                   $1,000,000    $  980,000
GTE Corporation
 9.100% 6/01/2003                      500,000       557,745
Leucadia National
 Corporation
 7.750% 8/15/2013                    1,000,000       988,570
Lockheed Martin
 Corporation
 7.700% 6/15/2008                    1,000,000     1,046,230
McDonnell Douglas
 Corporation
 6.875% 11/01/2006                     500,000       490,630
McDonnell Douglas
 Corporation .
 9.250% 4/01/2002                      500,000       558,450
Newmont Mining
 Corporation .
 8.625% 4/01/2002                    1,000,000     1,055,690
News America
 Holdings Incorporated
 9.250% 2/01/2013                    1,000,000     1,120,290
Norfolk Southern
 Corporation
 7.220% 9/15/2006                      850,000       866,031
Norfolk Southern
 Corporation
 7.400% 9/15/2006                    1,000,000     1,015,570
North Finance
 (Bermuda) Limited
 144A
 7.000% 9/15/2005                    1,000,000       985,000
Pearson Inc. 144A
 7.375% 9/15/2006                      500,000       502,150
Polaroid Corporation
 7.250% 1/15/1997                    1,000,000     1,000,220
Rite Aid Corporation
 6.700% 12/15/2001                     500,000       499,045
Rolls-Royce Capital
 Inc.
 7.125% 7/29/2003                    1,000,000     1,001,490
Scholastic Corporation
 7.000% 12/15/2003                   1,000,000       998,070
Thomas & Betts
 Corporation
 8.250% 1/15/2004                      500,000       519,565
Time Warner Inc.
 7.750% 6/15/2005                    1,000,000     1,005,930
US Air, Inc.
 7.500% 10/15/2009                     487,019       491,889
W.R. Grace & Co.
 8.000% 8/15/2004                    1,000,000     1,058,720
                                                ------------
TOTAL CORPORATE DEBT                              31,659,799
                                                ============
(COST $30,638,759)

                                    PRINCIPAL
                                     AMOUNT     MARKET VALUE
                                     ------     ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 4.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 0.9%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
FHLMC Series 1322
 Class G
 7.500% 2/15/2007                   $1,000,000   $1,024,060
FHLMC Series 1625
 Class D
 5.250% 7/15/2004                    3,100,000    3,067,047
FHLMC Series 1625
 Class EA
 5.750% 3/15/2007                    1,000,000      981,870
                                                -----------
                                                  5,072,977
                                                ===========

PASS-THROUGH SECURITIES -- 0.1%
FHLMC
 9.000% 3/01/2017                      184,306      196,112
                                                -----------
                                                  5,269,089
                                                ===========

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 1.0%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
FNMA Series 1993-134
 Class GA
 6.500% 2/25/2007                    1,000,000      992,810
FNMA Series 1993-191
 Class PD
 5.400% 3/25/2004                    1,000,000      991,560
FNMA Series 1993-221
 Class D
 6.000% 12/25/2008                   1,000,000      956,250
FNMA Series 1996-54
 Class C
 6.000% 9/25/2008                    2,000,000    1,920,000
                                                -----------
                                                  4,860,620
                                                ===========

PASS-THROUGH SECURITIES -- 0.1%
FNMA
 8.000% 5/01/2013                      555,094      571,180
                                                -----------
                                                  5,431,800
                                                ===========

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 1.4%
PASS-THROUGH SECURITIES
GNMA
 6.000% 12/20/2025                     464,993      475,530
GNMA
 7.000% 7/20/2025                    1,837,048    1,876,085
GNMA
 7.500% 10/15/2006 -
       6/15/2017                     3,020,543    3,054,435

                                     PRINCIPAL
                                      AMOUNT   MARKET VALUE
                                      ------   ------------
GNMA
 8.000% 11/15/2004 -
       7/15/2008                    $1,863,588  $ 1,925,887
GNMA
 9.000% 12/15/2008 -
        5/15/2009                      607,143      646,796
                                                -----------
                                                  7,978,733
                                                ===========

U.S. GOVERNMENT GUARANTEED NOTES -- 1.1%
1991-A Fairfax
 County, VA
 8.740% 8/01/2001                      200,000      216,374
1991-A Jefferson
 Park, CA
 8.740% 8/01/2001                    1,740,000    1,882,454
1991-A Monroe
 County, NY
 8.740% 8/01/2001                      500,000      540,935
1991-A Rochester, NY
 8.740% 8/01/2001                       60,000       64,912
U.S. Dept. of Housing
 and Urban
 Development, Series
 1995-A (C)
 8.240% 8/01/2002                    3,000,000    3,255,060
                                                -----------
                                                  5,959,735
                                                ===========

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                               24,639,357
                                                ===========
(COST $23,963,711)

U.S. TREASURY OBLIGATIONS -- 4.4%
U.S. TREASURY BONDS -- 2.7%
U.S. Treasury Bond
 7.250% 5/15/2016                    5,250,000    5,543,685
U.S. Treasury Bond
 8.750% 5/15/2017                    8,250,000   10,066,320
                                                -----------
                                                 15,610,005
                                                ===========

U.S. TREASURY NOTES -- 1.3%
U.S. Treasury Note
 6.125% 3/31/1998                    3,700,000    3,717,908
U.S. Treasury Note
 7.125% 2/29/2000                    3,300,000    3,397,449
                                                -----------
                                                  7,115,357
                                                ===========

U.S. TREASURY STRIP -- 0.4%
U.S. Treasury Strip -- Principal Only
 0.000% 2/15/1999                    2,250,000    1,988,910

TOTAL U.S. TREASURY
OBLIGATIONS                                      24,714,272
                                                ===========
(COST $24,499,494)

TOTAL BONDS & NOTES                              89,304,506
                                                ===========
(COST $87,371,303)

                                                (Continued)

   The accompanying notes are an integral part of the financial statements.

                         PRINCIPAL
                          AMOUNT      MARKET VALUE
                        ----------    ------------
SHORT-TERM INVESTMENTS -- 30.2%
COMMERCIAL PAPER
Burlington Northern
 Santa Fe Corp.
 5.500% 1/21/1997         7,090,000    $7,068,336
Burlington Northern
 Santa Fe Corp.
 5.970% 1/03/1997         4,290,000     4,288,577
Carter Holt Harvey
 Limited
 5.500% 1/23/1997         3,750,000     3,737,396
Central and South
 West Corporation
 5.520% 1/14/1997         3,140,000     3,133,741
Central and South
 West Corporation
 5.620% 2/07/1997         3,470,000     3,449,957
Central and South
 West Corporation
 5.630% 1/17/1997         5,550,000     5,536,113
Comdisco, Inc.
 5.520% 1/15/1997         2,790,000     2,784,011
Comdisco, Inc.
 5.820% 1/29/1997         5,530,000     5,504,968
ConAgra, Inc.
 5.490% 2/04/1997         4,135,000     4,113,560
Cox Enterprises, Inc.
 5.470% 2/28/1997         3,000,000     2,973,562
Cox Enterprises, Inc.
 5.480% 2/05/1997         2,680,000     2,665,722
Cox Enterprises, Inc.
 5.500% 2/13/1997         6,170,000     6,129,467
Crown Cork & Seal
 Company Inc.
 5.800% 2/11/1997         4,000,000     3,973,578
CSX Corporation
 5.800% 2/20/1997         5,990,000     5,941,747
Dana Credit
 Corporation
 5.460% 1/02/1997         4,320,000     4,319,345
Dana Credit
 Corporation
 5.530% 1/31/1997         2,635,000     2,622,857
Dominion Resources,
 Inc.
 5.470% 1/22/1997         4,300,000     4,286,279
Dominion Resources,
 Inc.
 5.520% 1/27/1997         5,915,000     5,891,419
Dominion Resources,
 Inc.
 5.520% 1/28/1997         3,335,000     3,321,193
ORIX Credit Alliance,
 Inc.
 5.490% 2/03/1997         3,685,000     3,666,455
ORIX Credit Alliance,
 Inc.
 5.520% 1/08/1997         2,230,000     2,227,606


                          PRINCIPAL
                           AMOUNT      MARKET VALUE
                         ----------    ------------
ORIX Credit Alliance,
 Inc.
 5.620% 1/14/1997        $  170,000    $  169,655
ORIX Credit Alliance,
 Inc.
 5.800% 1/06/1997         5,335,000     5,330,702
ORIX Credit Alliance,
 Inc.
 5.850% 3/03/1997         3,750,000     3,714,417
ORIX Credit Alliance,
 Inc.
 6.020% 2/27/1997         2,285,000     2,263,220
Praxair, Inc.
 5.650% 2/21/1997         3,435,000     3,407,506
Public Service
 Company of Colorado
 5.470% 1/17/1997         2,355,000     2,349,275
Public Service
 Company of Colorado
 5.800% 2/25/1997         4,200,000     4,162,783
Public Service
 Electric and Gas
 Company
 5.470% 1/10/1997         3,955,000     3,949,592
Public Service
 Electric and Gas
 Company
 5.470% 1/24/1997         2,360,000     2,351,753
Public Service
 Electric and Gas
 Company
 5.490% 1/13/1997         3,655,000     3,648,311
Public Service
 Electric and Gas
 Company
 5.570% 2/06/1997         5,655,000     5,623,502
Rayonier Inc.
 5.540% 1/07/1997         3,000,000     2,997,230
Rite Aid Corporation
 5.600% 3/04/1997         4,900,000     4,852,742


                          PRINCIPAL
                           AMOUNT      MARKET VALUE
                         ----------    ------------
Sonat Inc.
 5.650% 1/09/1997        $5,030,000    $5,023,685
Texas Utilities
 Electric Co.
 5.590% 2/14/1997         4,500,000     4,469,255
Texas Utilities
 Electric Co.
 5.600% 2/10/1997         3,800,000     3,776,356
Textron Financial
 Corporation
 5.500% 1/16/1997         1,642,000     1,638,237
Textron Financial
 Corporation
 5.500% 2/18/1997         3,000,000     2,978,000
Textron Financial
 Corporation
 5.560% 2/12/1997         2,800,000     2,781,837
Union Pacific
 Corporation
 5.650% 1/30/1997         2,920,000     2,906,710
Union Pacific
 Corporation
 5.800% 2/24/1997         2,550,000     2,527,815
UOP
 5.600% 1/31/1997         3,255,000     3,239,810
UOP
 5.620% 2/26/1997         4,635,000     4,594,478
UOP
 5.750% 2/19/1997         4,125,000     4,092,716
                                    -------------
TOTAL SHORT-TERM
INVESTMENTS                           170,485,476
                                    -------------
(COST $170,483,887)

TOTAL INVESTMENTS -- 96.3%            542,867,778
(COST $456,772,419)+

OTHER ASSETS/
(LIABILITIES) - 3.7%                   20,818,070
                                    -------------
NET ASSETS -- 100.0%                $ 563,685,848
                                    -------------

NOTES TO PORTFOLIO OF INVESTMENTS
+Aggregate cost for Federal tax purposes (Note 7)

144A: Securities exempt from registration under 144A: Rule 144A of the Securities Act of 1933. 144A: These securities may be resold in transac-tions exempt from registration, normally to qualified institutional buyers.

 .     All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - FINANCIAL STATEMENTS

Statements of Assets and Liabilities

                                                                              DECEMBER 31, 1996
                                                                              -----------------
Assets:
  Investments, at value (cost $286,288,532) (Note 2).....................     $   372,382,302
  Short-term investments, at value (cost $170,483,887) (Note 2)..........         170,485,476
                                                                              ---------------
   Total Investments.....................................................         542,867,778
  Cash...................................................................               1,546
  Receivables from:
   Investments sold......................................................             246,752
   Fund shares sold......................................................          19,719,860
   Interest and dividends................................................           1,898,035
   Investment manager (Note 3)...........................................              22,488
                                                                              ---------------
     Total assets........................................................         564,756,459
                                                                              ---------------
Liabilities:
  Payables for:
    Investments purchased................................................              87,044
    Settlement of investments purchased on a
     forward commitment basis (Note 2)...................................               2,411
  Fund shares redeemed...................................................             702,735
  Directors' fees and expenses (Note 3)..................................               5,176
  Affiliates (Note 3):...................................................
    Investment management fees...........................................             213,324
    Administration fees..................................................              40,525
    Service and distribution fees........................................                 266
  Accrued expenses and other liabilities.................................              19,130
                                                                              ---------------
    Total liabilities....................................................           1,070,611
                                                                              ---------------
  NET ASSETS............................................................      $   563,685,848
                                                                              ===============
Net assets consist of:
    Paid-in capital.......................................................    $   475,645,805
    Undistributed net investment income...................................             26,102
    Accumulated net realized gain on investments..........................          1,920,993
    Net unrealized appreciation on investments
        and forward commitments...........................................         86,092,948
                                                                              ---------------
                                                                              $   563,685,848
                                                                              ===============
Net assets:
    Class 1...............................................................    $       133,821
                                                                              ===============
    Class 2...............................................................    $       135,418
                                                                              ===============
    Class 3...............................................................    $       136,218
                                                                              ===============
    Class 4...............................................................    $   563,280,391
                                                                              ===============
Shares outstanding:
    Class 1...............................................................             10,838
                                                                              ===============
    Class 2...............................................................             10,948
                                                                              ===============
    Class 3...............................................................             10,994
                                                                              ===============
    Class 4...............................................................         45,632,444
                                                                              ===============
Net asset value, offering price and
redemption price per share:
    Class 1...............................................................    $         12.35
                                                                              ===============
    Class 2...............................................................    $         12.37
                                                                              ===============
    Class 3...............................................................    $         12.39
                                                                              ===============
    Class 4...............................................................    $         12.34
                                                                              ===============

The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                 YEAR ENDED
                                                                              DECEMBER 31, 1996
                                                                              -----------------
Investment income:
   Interest..............................................................       $  15,133,862
   Dividends.............................................................           6,800,485
                                                                                -------------
     Total investment income.............................................          21,934,347
                                                                                -------------
Expenses (Note 1):
   Investment management fees (Note 3)...................................           2,271,174
   Custody fees..........................................................              53,996
   Audit and legal fees..................................................              16,737
   Directors' fees (Note 3)..............................................              15,247
   Fees waived by the investment manager (Note 3)........................            (203,071)
                                                                                -------------
                                                                                    2,154,083

   Administration fees (Note 3):
     Class 1.............................................................                 794
     Class 2.............................................................                 661
     Class 3.............................................................                 412
     Class 4.............................................................             429,674
   Distribution and service fees (Note 3):...............................
     Class 1.............................................................                 903
     Class 2.............................................................                 191
                                                                                -------------
       Net expenses......................................................           2,586,718
                                                                                -------------
       NET INVESTMENT INCOME.............................................          19,347,629
                                                                                -------------
Realized and unrealized gain (loss):.....................................
   Net realized gain on investment transactions and forward commitments..           8,885,806
   Net change in unrealized appreciation (depreciation) on...............
   investments and forward commitments...................................          33,108,845
                                                                                -------------
   Net realized and unrealized gain......................................          41,994,651
                                                                                -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................       $  61,342,280
                                                                                =============

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                      YEAR ENDED          YEAR ENDED
                                                                  DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                  -----------------    -----------------
Increase(Decrease) in Net Assets:
Operations:
  Net investment income............................................ $ 19,347,629           $ 16,724,229
  Net realized gain on investment transactions
   and forward commitments.........................................    8,885,806              4,359,989
  Net change in unrealized appreciation (depreciation) on
   investments and forward commitments.............................   33,108,845             55,498,858
                                                                    ------------           ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   61,342,280             76,583,076
                                                                    ------------           ------------
Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.........................................................       (3,204)                (4,846)
   Class 2.........................................................       (4,068)                (3,751)
   Class 3.........................................................       (4,538)                (4,120)
   Class 4.........................................................  (19,441,756)           (16,528,781)
                                                                    ------------           ------------
    TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME.................  (19,453,566)           (16,541,498)
                                                                    ------------           ------------
   From net realized gains:
   Class 1.........................................................       (1,969)                (1,239)
   Class 2.........................................................       (1,970)                  (859)
   Class 3.........................................................       (1,972)                  (857)
   Class 4.........................................................   (7,883,759)            (3,230,318)
                                                                    ------------           ------------
    TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS....................   (7,889,670)            (3,233,273)
                                                                    ------------           ------------
Net fund share transactions (Note 5):
   Class 1.........................................................      (49,367)                55,401
   Class 2.........................................................        6,038                  4,610
   Class 3.........................................................        6,510                  4,977
   Class 4.........................................................   72,536,092             50,326,522
                                                                    ------------           ------------
    INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS........   72,499,273             50,391,510
                                                                    ------------           ------------
   TOTAL INCREASE IN NET ASSETS....................................  106,498,317            107,199,815
Net assets:
   Beginning of period.............................................  457,187,531            349,987,716
                                                                    ------------           ------------
   End of period (including undistributed net investment income
    of $26,102 and $179,574, respectively)......................... $563,685,848           $457,187,531
                                                                    ============           ============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                     CLASS 1
                                                                                     -------
                                                                     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                      12/31/96       12/31/95       12/31/94**
                                                                     ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.50      $    9.94     $    10.00
                                                                     ----------     ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.34           0.28           0.06
 Net realized and unrealized gain (loss) on investments                   1.01           1.70          (0.06)
                                                                     ----------     ----------    ------------
 Total income (loss) from investment operations                           1.35           1.98             --
                                                                     ----------     ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.31)         (0.33)         (0.06)
 From net realized gains                                                 (0.19)         (0.09)            --
                                                                     ----------     ----------    ------------
   Total distributions                                                   (0.50)         (0.42)         (0.06)
                                                                     ----------     ----------    ------------
NET ASSET VALUE, END OF PERIOD                                       $   12.35      $   11.50     $     9.94
                                                                     ==========     ==========    ============
TOTAL RETURN                                                             11.67%         19.92%          0.00%
RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (000's)                                    $     134      $     173     $      100
 Net expenses to average daily net assets#                                1.65%          1.65%          1.65%*
 Net investment income to average daily net assets                        2.71%          3.03%          3.39%*
 Portfolio turnover rate                                                    26%            23%             2%
 Average broker commission rate (a)                                  $   .0594            N/A            N/A
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.69%          1.69%          1.71%*

                                                                                     CLASS 2
                                                                                     -------
                                                                     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                      12/31/96       12/31/95       12/31/94**
                                                                     ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $   11.53      $    9.95     $    10.00
                                                                     ----------     ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.39           0.39           0.06
 Net realized and unrealized gain (loss) on investments                   1.03           1.65          (0.04)
                                                                     ----------     ----------    ------------
  Total income (loss) from investment operations                          1.42           2.04           0.02
                                                                     ----------     ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.39)         (0.37)         (0.07)
 From net realized gains                                                 (0.19)         (0.09)            --
                                                                     ----------     ----------    ------------
  Total distributions                                                    (0.58)         (0.46)         (0.07)
                                                                     ----------     ----------    ------------
NET ASSET VALUE, END OF PERIOD                                       $   12.37      $   11.53     $     9.95
                                                                     ==========     ==========    ============
TOTAL RETURN                                                             12.25%         20.50%          0.17%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                   $     135      $     121     $      100
 Net expenses to average daily net assets#                                1.10%          1.10%          1.10%*
 Net investment income to average daily net assets                        3.23%          3.60%          3.94%*
 Portfolio turnover rate                                                    26%            23%             2%
 Average broker commission rate (a)                                  $   .0594            N/A            N/A
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.14%          1.14%        1.16%*

*  Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                             CLASS 3
                                                                             -------
                                                               YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                 12/31/96     12/31/95     12/31/94**
                                                               ----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   11.55    $    9.96   $      10.00
                                                               ----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                               0.44         0.43           0.07
 Net realized and unrealized gain (loss) on investments              1.02         1.66          (0.04)
                                                               ----------   ----------   ------------
  Total income (loss) from investment operations                     1.46         2.09           0.03
                                                               ----------   ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                         (0.43)       (0.41)         (0.07)
 From net realized gains                                            (0.19)       (0.09)            --
                                                               ----------   ----------   ------------
  Total distributions                                               (0.62)       (0.50)         (0.07)
                                                               ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                  $   12.39    $   11.55   $       9.96
                                                               ==========   ==========   ============
TOTAL RETURN                                                        12.61%       20.96%          0.28%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $     136    $     121   $        100
 Net expenses to average daily net assets#                           0.75%        0.75%          0.75%*
 Net investment income to average daily net assets                   3.60%        3.94%          4.32%*
 Portfolio turnover rate                                               26%          23%             2%
 Average broker commission rate (a)                             $   .0594          N/A            N/A
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                      0.79%        0.79%          0.81%*


                                                                             CLASS 4
                                                                            ----------
                                                               YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                 12/31/96     12/31/95    12/31/94(up)**
                                                              -----------   ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $   11.51    $    9.92   $      10.00
                                                              -----------   ----------   ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                               0.46         0.44           0.11
 Net realized and unrealized gain (loss) on investments              1.02         1.68          (0.08)
                                                              -----------   ----------   ------------
  Total income (loss) from investment operations                     1.48         2.12           0.03
                                                              -----------   ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                         (0.46)       (0.44)         (0.11)
 From net realized gains                                            (0.19)       (0.09)            --
                                                              -----------   ----------   ------------
  Total distributions                                               (0.65)       (0.53)         (0.11)
                                                              -----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD                                  $   12.34    $   11.51   $       9.92
                                                              ===========   ==========   ============
TOTAL RETURN@                                                       12.83%       21.31%          0.29%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $ 563,280    $ 456,773   $    349,688
 Net expenses to average daily net assets#                         0.5120%      0.5120%        0.5120%*
 Net investment income to average daily net assets                   3.83%        4.18%          4.29%*
 Portfolio turnover rate                                               26%          23%             2%
 Average broker commission rate (a)                             $   .0594          N/A            N/A
  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                    0.5522%      0.5514%        0.5650%*

*   Annualized
** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a) Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                     NUMBER OF
                                      SHARES       MARKET VALUE
                                     ---------     ------------
EQUITIES - 95.2%
AEROSPACE & DEFENSE -- 1.8%
Boeing Company                         230,000      $24,466,250
Raytheon Company                        10,000          481,250
TRW, Inc.                              396,600       19,631,700
                                                   ------------
                                                     44,579,200
                                                   ------------
AGRIBUSINESS -- 1.1%
Pioneer Hi-Bred
 International, Inc.                   385,000       26,950,000
                                                   ------------
APPAREL, TEXTILES & SHOES -- 1.0%
VF Corporation                         365,000       24,637,500
                                                   ------------
AUTOMOTIVE & PARTS -- 4.7%
Ford Motor Company                     945,300       30,131,438
Genuine Parts
 Company                               860,000       38,270,000
Goodyear Tire &
 Rubber Company                        955,000       49,063,125
                                                   ------------
                                                    117,464,563
                                                   ------------
BANKING, SAVINGS & LOANS -- 6.1%
The Bank of New
 York Company,
 Incorporated                        1,440,000       48,600,000
Comerica, Incorporated                 338,000       17,702,750
CoreStates Financial
 Corp.                                 700,000       36,312,500
Norwest Corporation                    485,000       21,097,500
Wachovia Corp.                         494,000       27,911,000
                                                   ------------
                                                    151,623,750
                                                   ------------

BEVERAGES -- 1.9%
Brown-Forman
 Corporation (Class B)                 575,000       26,306,250
Pepsico, Inc.                          700,000       20,475,000
                                                   ------------
                                                     46,781,250
                                                   ------------
                                      NUMBER OF
                                       SHARES      MARKET VALUE
                                     ---------     ------------

CHEMICALS -- 3.7%
E. I. du Pont de
 Nemours and Company                   275,000      $25,953,125
The Lubrizol
 Corporation                           529,500       16,414,500
Nalco Chemical
 Company                               680,000       24,565,000
Rohm & Haas
 Company                               315,000       25,711,875
                                                   ------------
                                                     92,644,500
                                                   ------------
COMMUNICATIONS -- 1.2%
AT & T Corporation                     700,000       30,450,000
                                                   ------------
COMPUTERS & OFFICE EQUIPMENT -- 6.9%
Hewlett-Packard
 Company                             1,020,000       51,255,000
International Business
 Machines Corporation                  291,000       43,941,000
Pitney Bowes, Inc.                     700,000       38,150,000
Xerox Corporation                      723,000       38,047,875
                                                   ------------
                                                    171,393,875
                                                   ------------
CONTAINERS -- 1.1%
Temple-Inland, Inc.                    525,000       28,415,625
                                                   ------------
COSMETICS & PERSONAL CARE -- 1.5%
Kimberly-Clark
 Corporation                           403,000       38,385,750
                                                   ------------
DRUGS -- 1.2%
Pharmacia & Upjohn,
 Inc.                                  725,000       28,728,125
                                                   ------------
ELECTRIC UTILITIES -- 1.2%
NIPSCO Industries,
 Inc.                                  330,000       13,076,250
SCANA Corporation                      625,000       16,718,750
                                                   ------------
                                                     29,795,000
                                                   ------------
                                     NUMBER OF
                                      SHARES       MARKET VALUE
                                     ---------     ------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.0%
AMP, Incorporated                    1,313,000     $ 50,386,375
General Electric
 Company                               680,000       67,235,000
Honeywell Inc.                         365,000       23,998,750
Hubbell, Incorporated
 (Class B)                             800,071       34,603,088
                                                   ------------
                                                    176,223,213
                                                   ------------
ENERGY -- 8.3%
Amoco Corporation                      615,000       49,507,500
Atlantic Richfield
 Company                               168,000       22,260,000
Chevron Corporation                    600,000       39,000,000
Kerr-McGee
 Corporation                           360,000       25,920,000
Mobil Corporation                      290,000       35,452,500
Teco Energy, Inc.                      487,700       11,765,763
Unocal Corporation                     574,900       23,355,313
                                                   ------------
                                                    207,261,076
                                                   ------------
FINANCIAL SERVICES -- 1.5%
American Express
 Company                               665,000       37,572,500
                                                   ------------
FOODS -- 2.5%
ConAgra, Inc.                          518,000       25,770,500
CPC International, Inc.                462,500       35,843,748
                                                   ------------
                                                     61,614,248
                                                   ------------

FOREST PRODUCTS & PAPER -- 2.5%
Westvaco Corporation                   855,000       24,581,250
Weyerhaeuser Company                   775,000       36,715,625
                                                   ------------
                                                     61,296,875
                                                   ------------
HARDWARE & TOOLS -- 1.1%
The Stanley Works                    1,030,000       27,810,000
                                                   ------------

                                     NUMBER OF
                                      SHARES    MARKET VALUE
                                     ---------  ------------
HEALTHCARE -- 8.3%
Becton, Dickinson and
 Company                               850,000  $ 36,868,750
Bristol-Myers Squibb
 Company                               750,000    81,562,500
Pfizer, Incorporated                   610,000    50,553,750
Schering-Plough Corp.                  565,600    36,622,600
                                                ------------
                                                 205,607,600
                                                ------------
INDUSTRIAL DISTRIBUTION -- 1.3%
W.W. Grainger, Inc.                    400,000    32,100,000
                                                ------------
INDUSTRIAL TRANSPORTATION -- 1.4%
Norfolk Southern
 Corporation                           400,000    35,000,000
                                                ------------
INSURANCE -- 7.7%
Allstate Corporation                   305,921    17,705,178
Jefferson-Pilot
 Corporation                           345,000    19,535,625
Marsh & McLennan
 Companies, Inc.                       454,900    47,309,600
MBIA, Inc.                             435,000    44,043,750
SAFECO Corporation                   1,240,000    48,902,500
Unitrin, Inc.                          234,950    13,098,463
                                                ------------
                                                 190,595,116
                                                ------------
MACHINERY & COMPONENTS -- 1.7%
Dover Corporation                      540,000    27,135,000
Parker-Hannifin
 Corporation                           400,000    15,500,000
                                                ------------
                                                  42,635,000
                                                ------------
MISCELLANEOUS -- 2.7%
Harsco Corporation                     300,000    20,550,000
Minnesota Mining &
 Manufacturing
 Company                               565,000    46,824,375
                                                ------------
                                                  67,374,375
                                                ------------
OIL & GAS -- 1.9%
Occidental Petroleum
 Corporation                         1,067,000    24,941,125
Union Pacific
 Resources Group Inc.                  729,700    21,343,725
                                                ------------
                                                  46,284,850
                                                ------------
PHOTOGRAPHY -- 1.3%
Eastman Kodak
 Company                               413,600    33,191,400
                                                ------------
PUBLISHING & PRINTING -- 2.2%
The McGraw-Hill
 Companies, Inc.                       740,000    34,132,500
R.R. Donnelley & Sons
 Company                               630,000    19,766,250
                                                ------------
                                                  53,898,750
                                                ------------

                                     NUMBER OF
                                      SHARES    MARKET VALUE
                                     ---------  ------------
RETAIL -- 1.9%
The May Department
 Stores Company                        600,000  $ 28,050,000
Sears Roebuck and Co.                  400,000    18,450,000
                                                ------------
                                                  46,500,000
                                                ------------
RETAIL-GROCERY -- 1.9%
Albertson's, Inc.                    1,000,001    35,625,010
American Stores
 Company                               262,300    10,721,513
                                                ------------
                                                  46,346,523
                                                ------------
TELECOMMUNICATIONS -- 0.9%
GTE Corporation                        475,300    21,626,150
                                                ------------

TELEPHONE UTILITIES -- 2.8%
Ameritech Corporation                  372,000    22,552,500
Frontier Corporation                 1,112,200    25,163,525
Southern New England
 Telecommunications
 Corporation                           555,000    21,575,625
                                                ------------
                                                  69,291,650

TOBACCO -- 2.9%
American Brands, Inc.                  735,000    36,474,375
UST Inc.                             1,111,000    35,968,625
                                                ------------
                                                  72,443,000

TOTAL EQUITIES                                 2,366,521,464
                                               -------------
(COST $1,654,626,282)

                                     PRINCIPAL
                                      AMOUNT    MARKET VALUE
                                    ----------  ------------
SHORT-TERM INVESTMENTS -- 4.6%
COMMERCIAL PAPER
AIG Funding Inc.
 5.280% 2/28/1997                    5,668,000     5,619,784
CoreStates Capital
 Corporation
 5.270% 4/28/1997                    2,000,000     1,963,600
E. I. du Pont de
 Nemours and Company
 5.250% 5/09/1997                    5,000,000     4,900,444
E. I. du Pont de
 Nemours and Company
 5.250% 5/19/1997                    9,000,000     8,806,800
First Union
 Corporation
 5.270% 4/23/1997                    3,000,000     2,947,733
First Union
 Corporation
 5.280% 3/28/1997                    5,000,000     4,933,111
Ford Motor Credit
 Company
 5.290% 3/10/1997                   14,000,000    13,851,912
Heinz (H.J.) Company
 5.330% 1/21/1997                    3,000,000     2,991,117

                                     PRINCIPAL
                                      AMOUNT    MARKET VALUE
                                    ----------- ------------
Heinz (H.J.) Company
 5.400% 1/21/1997                   $ 8,000,000  $ 7,976,000
J. P. Morgan &
 Company Incorporated
 5.280% 2/03/1997                    14,000,000   13,932,240
Shell Oil Company
 6.500% 1/02/1997                     6,861,000    6,859,761
Sunoco Credit
 Corporation
 5.320% 2/04/1997                     8,000,000    7,959,804
Sunoco Credit
 Corporation
 5.370% 1/21/1997                     6,000,000    5,982,100
Transamerica
 Financial Corporation
 5.270% 3/14/1997                     2,595,000    2,565,936
The Walt Disney
 Company
 5.320% 1/24/1997                    10,000,000    9,966,011
Weyerhaeuser Company
 5.300% 2/10/1997                     9,000,000    8,947,000
Weyerhaeuser Company
 5.300% 2/12/1997                     4,000,000    3,975,267
                                                ------------
TOTAL SHORT-TERM
INVESTMENTS                                      114,178,620
                                                ------------
(COST $114,215,876)

TOTAL INVESTMENTS -- 99.8%                     2,480,700,084
(COST $1,768,842,158)+

OTHER ASSETS/
(LIABILITIES) - 0.2%                               5,508,151
                                               -------------

NET ASSETS -- 100.0%                          $2,486,208,235
                                               -------------

NOTES TO PORTFOLIO OF INVESTMENTS

+Aggregate cost for Federal tax purposes (Note 7)

The accompanying notes are an integral part of the financial statio

MASSMUTUAL VALUE EQUITY FUND - FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                         DECEMBER 31, 1996
                                                                         -----------------
Assets:
   Investments, at value (cost $1,654,626,282) (Note 2).............      $  2,366,521,464
   Short-term investments, at value (cost $114,215,876) (Note 2)....           114,178,620
                                                                          ----------------
     Total Investments..............................................         2,480,700,084
   Cash.............................................................                   190
   Receivables from:
     Investments sold...............................................             2,044,107
     Fund shares sold...............................................             1,696,480
     Interest and dividends.........................................             5,329,158
     Investment manager (Note 3)....................................               106,983
                                                                          ----------------
     Total assets...................................................         2,489,877,002
                                                                          ----------------
Liabilities:
   Payables for:
     Investments purchased..........................................               481,850
     Fund shares redeemed...........................................             1,916,768
     Directors' fees and expenses (Note 3)..........................                 5,176
     Affiliates (Note 3):
       Investment management fees...................................               987,506
       Administration fees..........................................               198,758
       Service and distribution fees................................                   303
     Accrued expenses and other liabilities.........................                78,406
                                                                          ----------------
       Total liabilities............................................             3,668,767
                                                                          ----------------
     NET ASSETS.....................................................      $  2,486,208,235
                                                                          ================

Net assets consist of:
     Paid-in capital................................................      $  1,759,761,092
     Undistributed net investment income............................               410,862
     Accumulated net realized gain on investments...................            14,178,355
     Net unrealized appreciation on investments.....................           711,857,926
                                                                          ----------------
                                                                          $  2,486,208,235
                                                                          ================
Net assets:
   Class 1..........................................................      $        153,607
                                                                          ================
   Class 2..........................................................      $        155,446
                                                                          ================
   Class 3..........................................................      $        156,351
                                                                          ================
   Class 4..........................................................      $  2,485,742,831
                                                                          ================
Shares outstanding:
   Class 1..........................................................                10,640
                                                                          ================
   Class 2..........................................................                10,740
                                                                          ================
   Class 3..........................................................                10,793
                                                                          ================
   Class 4..........................................................           171,928,663
                                                                          ================
Net asset value, offering price and
redemption price per share:
   Class 1..........................................................      $          14.44
                                                                          ================
   Class 2..........................................................      $          14.47
                                                                          ================
   Class 3..........................................................      $          14.49
                                                                          ================
   Class 4..........................................................      $          14.46
                                                                          ================

    The accompanying notes are an integal part of the financial statements.

Statement of Operations

                                                                   YEAR ENDED
                                                               DECEMBER 31, 1996
                                                               -----------------
Investment income:
    Dividends.................................................  $   56,941,194
    Interest..................................................      10,459,062
                                                                --------------
      Total investment income.................................      67,400,256
                                                                --------------

Expenses (Note 1):
    Investment management fees (Note 3).......................      10,377,627
    Custody fees..............................................         205,814
    Audit and legal fees......................................          77,183
    Directors' fees (Note 3)..................................          15,195
    Fees waived by the investment manager (Note 3)............      (1,077,667)
                                                                --------------
                                                                     9,598,152
    Administration fees (Note 3):
      Class 1.................................................             814
      Class 2.................................................             751
      Class 3.................................................             474
      Class 4.................................................       2,086,673
    Distribution and service fees (Note 3):
      Class 1.................................................             911
      Class 2.................................................             212
                                                                --------------
        Net expenses..........................................      11,687,987
                                                                --------------
        NET INVESTMENT INCOME.................................      55,712,269
                                                                --------------

Realized and unrealized gain (loss):
    Net realized gain on investment transactions..............      74,040,546
    Net change in unrealized appreciation (depreciation)......
     on investments...........................................     296,454,766
                                                                --------------
        NET REALIZED AND UNREALIZED GAIN......................     370,495,312
                                                                --------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $  426,207,581
                                                                ==============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                      YEAR ENDED            YEAR ENDED
                                                                   DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                   -----------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income.........................................    $   55,712,269       $   50,082,342
   Net realized gain on investment transactions..................        74,040,546           21,371,652
   Net change in unrealized appreciation (depreciation)
    on investments...............................................       296,454,766          429,724,511
                                                                     --------------       --------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........       426,207,581          501,178,505
                                                                     --------------       --------------

Distributions to shareholders (Note 2):
   From net investment income:
   Class 1.......................................................            (1,849)              (1,761)
   Class 2.......................................................            (2,628)              (2,382)
   Class 3.......................................................            (3,152)              (2,774)
   Class 4.......................................................       (55,920,646)         (49,597,273)
                                                                     --------------       --------------
    TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME...............       (55,928,275)         (49,604,190)
                                                                     --------------       --------------

   From net realized gains:.
   Class 1.......................................................            (4,035)                (990)
   Class 2.......................................................            (4,054)                (990)
   Class 3.......................................................            (4,061)                (988)
   Class 4.......................................................       (64,653,761)         (16,056,271)
                                                                     --------------       --------------
    TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS..................       (64,665,911)         (16,059,239)
                                                                     --------------       --------------

Net fund share transactions (Note 5):
   Class 1.......................................................             5,884                2,751
   Class 2.......................................................             6,682                3,372
   Class 3.......................................................             7,213                3,763
   Class 4.......................................................        54,936,919          126,252,551
                                                                     --------------       --------------
    INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS......        54,956,698          126,262,437
                                                                     --------------       --------------
   TOTAL INCREASE IN NET ASSETS..................................       360,570,093          561,777,513

Net assets:
   Beginning of period...........................................     2,125,638,142        1,563,860,629
                                                                     --------------       --------------
   End of period (including undistributed net investment income
   of $410,862 and $626,868, respectively).......................    $2,486,208,235       $2,125,638,142
                                                                     ==============       ==============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                      CLASS 1
                                                                                    ----------
                                                                    YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                                     12/31/96        12/31/95        12/31/94**
                                                                    ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    12.63      $     9.92      $     10.00
                                                                    ----------      ----------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.17            0.18             0.04
 Net realized and unrealized gain (loss) on investments                   2.21            2.81            (0.08)
                                                                    ----------      ----------      ------------
  Total income (loss) from investment operations                          2.38            2.99            (0.04)
                                                                    ----------      ----------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.18)          (0.18)           (0.04)
 From net realized gains                                                 (0.39)          (0.10)              --
                                                                    ----------      ----------      ------------
  Total distributions                                                    (0.57)          (0.28)           (0.04)
                                                                    ----------      ----------      ------------
NET ASSET VALUE, END OF PERIOD                                      $    14.44      $    12.63      $      9.92
                                                                    ==========      ==========      ============
TOTAL RETURN                                                             18.83%          30.10%           (0.39)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                  $      154      $      129      $        99
 Net expenses to average daily net assets#                                1.65%           1.65%            1.65%*
 Net investment income to average daily net assets                        1.28%           1.58%            2.31%*
 Portfolio turnover rate                                                    13%             16%               3%
 Average broker commission rate (a)                                 $    .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.69%           1.70%            1.71%*

                                                                                     CLASS 2
                                                                                    ----------
                                                                    YEAR ENDED      YEAR ENDED      PERIOD ENDED
                                                                     12/31/96        12/31/95        12/31/94**
                                                                    ----------      ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    12.65      $     9.93      $     10.00
                                                                    ----------      ----------      -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                    0.25            0.24             0.05
 Net realized and unrealized gain (loss) on investments                   2.22            2.82            (0.07)
                                                                    ----------      ----------      -----------
  Total income (loss) from investment operations                          2.47            3.06            (0.02)
                                                                    ----------      ----------      -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                              (0.26)          (0.24)           (0.05)
 From net realized gains                                                 (0.39)          (0.10)              --
                                                                    ----------      ----------      -----------
  Total distributions                                                    (0.65)          (0.34)           (0.05)
                                                                    ----------      ----------      -----------
NET ASSET VALUE, END OF PERIOD                                      $    14.47      $    12.65      $      9.93
                                                                    ==========      ==========      ===========
TOTAL RETURN                                                             19.46%          30.80%           (0.22)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                  $      155      $      130      $        99
 Net expenses to average daily net assets#                                1.10%           1.10%            1.10%*
 Net investment income to average daily net assets                        1.82%           2.13%            2.86%*
 Portfolio turnover rate                                                    13%             16%               3%
 Average broker commission rate (a)                                 $    .0585             N/A              N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                           1.14%           1.15%            1.16%*


*Annualized
**For the period from October 3, 1994 (commencement of operations) through December 31, 1994.

(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                         CLASS 3
                                                                                        ----------
                                                                           YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                             12/31/96     12/31/95     12/31/94**
                                                                           ----------   ----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    12.66   $     9.93    $     10.00
                                                                           ----------   ----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                           0.30         0.28           0.05
 Net realized and unrealized gain (loss) on investments                          2.23         2.83          (0.07)
                                                                           ----------   ----------    -----------
  Total income (loss) from investment operations                                 2.53         3.11          (0.02)
                                                                           ----------   ----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                     (0.31)       (0.28)         (0.05)
 From net realized gains                                                        (0.39)       (0.10)            --
                                                                           ----------   ----------    -----------
  Total distributions                                                           (0.70)       (0.38)         (0.05)
                                                                           ----------   ----------    -----------
NET ASSET VALUE, END OF PERIOD                                             $    14.49   $    12.66    $      9.93
                                                                           ==========   ==========    ===========
TOTAL RETURN                                                                    19.92%       31.30%         (0.18)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                         $      156   $      130    $        99
 Net expenses to average daily net assets#                                       0.75%        0.75%          0.75%*
 Net investment income to average daily net assets                               2.17%        2.48%          3.23%*
 Portfolio turnover rate                                                           13%          16%             3%
Average broker commission rate (a)                                         $    .0585          N/A            N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                  0.80%        0.80%        0.81%*

                                                                                         CLASS 4
                                                                                        ----------
                                                                           YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                                             12/31/96     12/31/95     12/31/94**
                                                                           ----------   ----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $    12.63   $     9.91    $     10.00
                                                                           ----------   ----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                           0.34         0.31           0.08
 Net realized and unrealized gain (loss) on investments                          2.22         2.82          (0.09)
                                                                           ----------   ----------    -----------
  Total income (loss) from investment operations                                 2.56         3.13          (0.01)
                                                                           ----------   ----------    -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                     (0.34)       (0.31)         (0.08)
 From net realized gains                                                        (0.39)       (0.10)            --
                                                                           ----------   ----------    -----------
  Total distributions                                                           (0.73)       (0.41)         (0.08)
                                                                           ----------   ----------    -----------
NET ASSET VALUE, END OF PERIOD                                             $    14.46   $    12.63    $      9.91
                                                                           ==========   ==========    ===========
TOTAL RETURN@                                                                   20.24%       31.54%         (0.10)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                         $2,485,743   $2,125,248    $ 1,563,563
 Net expenses to average daily net assets#                                     0.5067%      0.5067%        0.5067%*
 Net investment income to average daily net assets                               2.42%        2.72%          3.20%*
 Portfolio turnover rate                                                           13%          16%             3%
Average broker commission rate (a)                                         $    .0585          N/A            N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual. Without this reduction of
   fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                                0.5534%      0.5528%      0.5681%*

*Annualized

**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP VALUE EQUITY - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                             NUMBER OF
                                              SHARES   MARKET VALUE
                                              ------   ------------
EQUITIES - 98.4%
AIR TRANSPORTATION -- 1.4%
Atlantic Southeast
 Airlines, Inc.                               297,800  $ 6,514,375
                                                       ------------

APPAREL, TEXTILES & SHOES -- 1.2%
Unitog Company                                206,500    5,627,125
                                                       ------------

AUTOMOTIVE & PARTS -- 5.7%
Amcast Industrial
 Corporation                                  228,100    5,645,475
Excel Industries, Inc.                        355,100    5,903,538
Myers Industries, Inc.                        321,154    5,419,469
Titan Wheel
 International, Inc.                          698,500    8,905,875
                                                       ------------
                                                        25,874,357
                                                       ------------

BANKING, SAVINGS & LOANS -- 10.9%
Astoria Financial
 Corporation                                  293,000   10,804,375
Bank United Corp.
 Class A                                      173,200    4,633,100
CCB Financial
 Corporation                                  139,900    9,548,175
First Colorado
 Bancorp, Inc.                                284,200    4,831,400
Keystone Financial,
 Inc.                                         221,150    5,528,750
One Valley Bancorp of
 West Virginia, Inc.                          183,750    6,821,719
Security Capital
 Corporation                                  102,800    7,581,500
                                                       ------------
                                                        49,749,019
                                                       ------------

BUILDING MATERIALS & CONSTRUCTION -- 0.7%
Apogee Enterprises,
 Inc.                                          76,800    3,052,800
                                                       ------------

CHEMICALS -- 1.1%
OM Group, Inc.                                188,100    5,078,700
                                                       ------------

COMMUNICATIONS -- 2.3%
True North
 Communications, Inc.                         483,500   10,576,563
                                                       ------------

                                            NUMBER OF
                                             SHARES    MARKET VALUE
                                             ------    ------------
COMPUTERS & OFFICE EQUIPMENT -- 1.0%
Cognex Corporation (C)                       238,500   $ 4,412,250
                                                       ------------

CONTAINERS -- 1.7%
Rock-Tenn Company
 (Class A)                                   391,490     7,731,928
                                                       ------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.2%
Belden, Inc.                                 293,700    10,866,900
Dallas Semiconductor
 Corporation                                 468,600    10,777,800
Teleflex, Incorporated                       128,100     6,677,213
Wyle Laboratories                            227,200     8,974,390
                                                       ------------
                                                        37,296,303
                                                       ------------

ENERGY -- 3.2%
NGC Corporation                              165,595     3,850,084
Production Operators
 Corp.                                       156,100     7,258,650
TNP Enterprises, Inc.                        137,100     3,753,113
                                                       ------------
                                                        14,861,847
                                                       ------------

FOODS -- 3.2%
Midwest Grain
 Products, Inc. (C)                          167,100     2,840,700
Morrison Health Care,
 Inc.                                        377,200     5,563,700
Riser Foods, Inc.
 Class A                                     197,700     6,276,975
                                                       ------------
                                                        14,681,375
                                                       ------------

FOREST PRODUCTS & PAPER -- 2.4%
Mosinee Paper
 Corporation                                 125,833     4,467,072
Wausau Paper Mills
 Company                                     357,775     6,618,838
                                                       ------------
                                                        11,085,910
                                                       ------------

GAS DISTRIBUTION -- 1.9%
WICOR, Inc.                                  237,300     8,513,138
                                                       ------------

HEALTHCARE -- 1.0%
Beckman Instruments,
 Inc.                                        113,800     4,367,075

                                            NUMBER OF
                                             SHARES    MARKET VALUE
                                             -------   ------------
INDUSTRIAL TRANSPORTATION -- 3.1%
ABC Rail Products
 Corporation (C)                             115,000   $ 2,285,625
Arnold Industries, Inc.                      511,500     8,120,063
The Greenbrier
 Companies, Inc.                             385,300     3,997,488
                                                       ------------
                                                        14,403,176
                                                       ------------

INSURANCE -- 11.7%
ALLIED Group,
 Incorporated                                346,350    11,299,669
Capital RE Corp.                             334,500    15,596,063
Executive Risk, Inc.                         172,900     6,397,300
Frontier Insurance
 Group, Inc.                                 290,080    11,095,560
Orion Capital
 Corporation                                 147,137     8,993,749
                                                       ------------
                                                        53,382,341
                                                       ------------

LEASING COMPANIES -- 2.0%
Rollins Truck Leasing
 Company                                     715,750     9,036,344
                                                       ------------

MACHINERY & COMPONENTS -- 13.3%
Columbus McKinnon
 Corporation                                 266,500     4,164,063
DT Industries, Inc.                          269,200     9,422,000
The Gorman-Rupp
 Company                                     257,825     3,512,866
Graco, Incorporated                          427,000    10,461,500
Greenfield Industries,
 Inc.                                        327,600    10,032,750
Hardinge, Inc.                               224,300     5,971,988
Helix Technology
 Corporation                                 247,300     7,171,700
Regal-Beloit
 Corporation                                 297,750     5,843,344
Roper Industries, Inc.                       109,200     4,272,450
                                                       ------------
                                                        60,852,661
                                                       ------------

METALS & MINING -- 1.8%
Reliance Steel &
 Aluminum Company                            229,600     8,036,000
                                                       ------------

                                                        (Continued)

   The accompanying notes are an integral part of the financial statements.

                                             NUMBER OF
                                             SHARES    MARKET VALUE
                                             -------   ------------

MISCELLANEOUS -- 2.1%
Trimas Corporation                           407,100   $ 9,719,513
                                                       ------------

MISCELLANEOUS DISTRIBUTOR WHOLESALE -- 1.2%
Hughes Supply, Inc.                          130,200     5,614,875
                                                       ------------

OFFICE PRODUCTS -- 1.1%
American Business
 Products, Inc.                               197,700    4,967,213

OIL & GAS -- 2.9%
The Houston
 Exploration Company (C)                      261,800    4,581,500
Stone Energy
 Corporation (C)                              211,000    6,303,625
Titan Exploration, Inc.                       200,000    2,400,000
                                                       ------------
                                                        13,285,125
                                                       ------------

OTHER SERVICES -- 3.0%
Analysts International
 Corporation                                  340,200    9,610,650
Landauer, Inc.                                173,900    4,260,550
                                                       ------------
                                                        13,871,200
                                                       ------------

PUBLISHING & PRINTING -- 8.4%
Banta Corporation                             284,250    6,502,219
Harte Hanks
 Communications, Inc.                         398,300   11,052,825
Houghton Mifflin
 Company                                      173,200    9,807,450
McClatchy
 Newspapers, Inc.                             327,400   11,459,000
                                                       ------------
                                                        38,821,494
                                                       ------------

RETAIL -- 1.9%
Arbor Drugs, Inc.                             502,250    8,726,594
                                                       ------------

TOTAL EQUITIES                                         450,139,301
                                                       ------------
(COST $338,729,733)

                                          PRINCIPAL
                                           AMOUNT      MARKET VALUE
                                           ------      ------------

SHORT-TERM INVESTMENTS -- 1.4%
COMMERCIAL PAPER
Ford Motor Credit
 Company
 5.330% 1/29/1997                         $1,000,000   $   995,854
Shell Oil Company
 6.500% 1/02/1997                          4,350,000     4,349,215
Sunoco Credit
 Corporation
 5.370% 1/21/1997                          1,000,000       997,017
                                                      ------------
TOTAL SHORT-TERM
INVESTMENTS                                              6,342,086
                                                      ------------
(AT AMORTIZED COST)

TOTAL INVESTMENTS -- 99.8%                             456,481,387

(COST $345,071,819)

OTHER ASSETS/
(LIABILITIES)  - .2%                                       886,996
                                                      ------------

NET ASSETS -- 100.0%                                  $457,368,383
                                                      ------------

     The accompanying notes are integral part of the financial statements.

MASSMUTUAL SMALL CAP VALUE EQUITY - FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                        DECEMBER 31, 1996
                                                                        -----------------
Assets:
  Investments, at value (cost $338,729,733) (Note 2)..................    $450,139,301
  Short-term investments, at amortized cost (Note 2)..................       6,342,086
                                                                          ------------
    Total Investments.................................................     456,481,387
  Cash................................................................          16,575
  Receivables from:
    Investments sold..................................................         590,252
    Fund shares sold..................................................         391,223
    Interest and dividends............................................         614,637
    Investment manager (Note 3).......................................          20,289
                                                                          ------------
      Total assets....................................................     458,114,363
                                                                          ------------
Liabilities:
  Payables for:
    Investments purchased.............................................         124,059
    Fund shares redeemed..............................................         349,247
    Directors' fees and expenses (Note 3).............................           5,176
    Affiliates (Note 3):
      Investment management fees......................................         216,574
      Administration fees.............................................          34,087
      Service and distribution fees...................................             274
  Accrued expenses and other liabilities..............................          16,563
                                                                          ------------
      Total liabilities...............................................         745,980
                                                                          ------------
  NET ASSETS..........................................................    $457,368,383
                                                                          ============
Net assets consist of:
  Paid-in capital.....................................................    $340,794,078
  Undistributed net investment income.................................         192,363
  Accumulated net realized gain on investments........................       4,972,374
  Net unrealized appreciation on investments..........................     111,409,568
                                                                          ------------
                                                                          $457,368,383
                                                                          ============
Net assets:
  Class 1.............................................................    $    142,813
                                                                          ============
  Class 2.............................................................    $    144,545
                                                                          ============
  Class 3.............................................................    $    145,609
                                                                          ============
  Class 4.............................................................    $456,935,416
                                                                          ============
Shares outstanding:
  Class 1.............................................................          10,666
                                                                          ============
  Class 2.............................................................          10,767
                                                                          ============
  Class 3.............................................................          10,837
                                                                          ============
  Class 4.............................................................      34,013,589
                                                                          ============
Net asset value, offering price and
redemption price per share:
  Class 1.............................................................    $      13.39
                                                                          ============
  Class 2.............................................................    $      13.42
                                                                          ============
  Class 3.............................................................    $      13.44
                                                                          ============
  Class 4.............................................................    $      13.43
                                                                          ============

   The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                         YEAR ENDED
                                                                      DECEMBER 31, 1996
                                                                      -----------------
Investment income:
  Dividends...........................................................  $ 10,401,752
  Interest............................................................     2,168,316
                                                                        ------------
    Total investment income...........................................    12,570,068
                                                                        ------------
Expenses (Note 1):
  Investment management fees (Note 3).................................     2,298,488
  Custody fees........................................................        47,464
  Audit and legal fees................................................        14,282
  Directors' fees (Note 3)............................................        15,246
  Fees waived by the investment manager (Note 3)......................      (182,305)
                                                                        ------------
                                                                           2,193,175
  Administration fees (Note 3):
     Class 1..........................................................           844
     Class 2..........................................................           667
     Class 3..........................................................           417
     Class 4..........................................................       359,887
  Distribution and service fees (Note 3):
     Class 1..........................................................           958
     Class 2..........................................................           191
                                                                        ------------
       Net expenses...................................................     2,556,139
                                                                        ------------
       NET INVESTMENT INCOME..........................................    10,013,929
                                                                        ------------
Realized and unrealized gain (loss):
   Net realized gain on investment transactions.......................    15,188,213
   Net change in unrealized appreciation (depreciation) on
    investments.......................................................    63,151,095
                                                                        ------------
      NET REALIZED AND UNREALIZED GAIN................................    78,339,308
                                                                        ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $ 88,353,237
                                                                        ============

   The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

                                                                            YEAR ENDED         YEAR ENDED
                                                                        DECEMBER 31, 1996  DECEMBER 31, 1995
                                                                        -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
     Net investment income............................................     $ 10,013,929       $  6,234,130
     Net realized gain on investment transactions.....................       15,188,213            776,790
     Net change in unrealized appreciation (depreciation)
      on investments..................................................       63,151,095         57,391,484
                                                                           ------------       ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............       88,353,237         64,402,404
                                                                           ------------       ------------
Distributions to shareholders (Note 2):
     From net investment income:
     Class 1..........................................................           (1,430)            (1,356)
     Class 2..........................................................           (2,382)            (1,300)
     Class 3..........................................................           (2,845)            (1,672)
     Class 4..........................................................       (9,914,239)        (6,159,231)
                                                                           ------------       ------------
      TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME..................       (9,920,896)        (6,163,559)
                                                                           ------------       ------------
     From net realized gains:
     Class 1..........................................................           (3,230)                --
     Class 2..........................................................           (3,240)                --
     Class 3..........................................................           (3,251)                --
     Class 4..........................................................      (10,172,978)                --
                                                                           ------------       ------------
      TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS.....................      (10,182,699)                --
                                                                           ------------       ------------

Net fund share transactions (Note 5):
     Class 1..........................................................          (49,286)            51,075
     Class 2..........................................................            5,622              1,300
     Class 3..........................................................            6,096              1,672
     Class 4..........................................................        8,348,780         11,428,353
                                                                           ------------       ------------
      INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS.........        8,311,212         11,482,400
                                                                           ------------       ------------
     TOTAL INCREASE IN NET ASSETS.....................................       76,560,854         69,721,245

Net assets:
      Beginning of period.............................................      380,807,529        311,086,284
                                                                           ------------       ------------
      End of period (including undistributed net investment income
       of $192,363 and $99,330, respectively).........................     $457,368,383       $380,807,529
                                                                           ============       ============

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                  CLASS 1
                                                                                 ----------
                                                                   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                    12/31/96      12/31/95      12/31/94**
                                                                   ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.40     $    9.69     $     10.00
                                                                   ----------    ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.21          0.06            0.02
 Net realized and unrealized gain (loss) on investments                 2.23          1.74           (0.31)
                                                                   ----------    ----------    ------------
  Total income (loss) from investment operations                        2.44          1.80           (0.29)
                                                                   ----------    ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.14)        (0.09)          (0.02)
 From net realized gains                                               (0.31)           --              --
                                                                   ----------    ----------    ------------
  Total distributions                                                  (0.45)        (0.09)          (0.02)
                                                                   ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.39     $   11.40     $      9.69
                                                                   ==========    ==========    ============
TOTAL RETURN                                                           21.43%        18.58%          (2.89)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $     143     $     172     $        99
 Net expenses to average daily net assets#                              1.75%         1.75%           1.75%*
 Net investment income to average daily net assets                      1.56%         0.63%           1.14%*
 Portfolio turnover rate                                                  28%           28%              4%
 Average broker commission rate (a)                                $   .0585           N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.79%         1.79%           1.81%*

                                                                                  CLASS 2
                                                                                 ----------
                                                                   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                    12/31/96      12/31/95      12/31/94**
                                                                   ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44     $    9.70     $     10.00
                                                                   ----------    ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.22          0.13            0.03
 Net realized and unrealized gain (loss) on investments                 2.30          1.74           (0.30)
                                                                   ----------    ----------    ------------
  Total income (loss) from investment operations                        2.52          1.87           (0.27)
                                                                   ----------    ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.23)        (0.13)          (0.03)
 From net realized gains                                               (0.31)           --              --
                                                                   ----------    ----------    ------------
  Total distributions                                                  (0.54)        (0.13)          (0.03)
                                                                   ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.42     $   11.44     $      9.70
                                                                   ==========    ==========    ============
TOTAL RETURN                                                           22.07%        19.25%          (2.72)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $     145     $     118     $        99
 Net expenses to average daily net assets#                              1.20%         1.20%           1.20%*
 Net investment income to average daily net assets                      1.81%         1.19%           1.69%*
 Portfolio turnover rate                                                  28%           28%              4%
 Average broker commission rate (a)                                $   .0585           N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         1.24%         1.24%           1.26%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)

                                                                                  CLASS 3
                                                                                 ----------
                                                                   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                    12/31/96      12/31/95      12/31/94**
                                                                   ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44     $    9.70     $     10.00
                                                                   ----------    ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.27          0.16            0.03
 Net realized and unrealized gain (loss) on investments                 2.31          1.74           (0.30)
                                                                   ----------    ----------    ------------
  Total income (loss) from investment operations                        2.58          1.90           (0.27)
                                                                   ----------    ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.27)        (0.16)          (0.03)
 From net realized gains                                               (0.31)           --              --
                                                                   ----------    ----------    ------------
  Total distributions                                                  (0.58)        (0.16)          (0.03)
                                                                   ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.44     $   11.44     $      9.70
                                                                   ==========    ==========    ============
TOTAL RETURN                                                           22.64%        19.62%          (2.68)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $     146     $     119     $        99
 Net expenses to average daily net assets#                              0.85%         0.85%           0.85%*
 Net investment income to average daily net assets                      2.16%         1.54%           2.09%*
 Portfolio turnover rate                                                  28%           28%              4%
 Average broker commission rate (a)                                $   .0585           N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                         0.89%         0.89%           0.91%*

                                                                                  CLASS 4
                                                                                 ----------
                                                                   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                                    12/31/96      12/31/95      12/31/94**
                                                                   ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $   11.44     $    9.69     $     10.00
                                                                   ----------    ----------    ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                  0.31          0.19            0.04
 Net realized and unrealized gain (loss) on investments                 2.29          1.75           (0.31)
                                                                   ----------    ----------    ------------
  Total income (loss) from investment operations                        2.60          1.94           (0.27)
                                                                   ----------    ----------    ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                            (0.30)        (0.19)          (0.04)
 From net realized gains                                               (0.31)           --              --
                                                                   ----------    ----------    ------------
  Total distributions                                                  (0.61)        (0.19)          (0.04)
                                                                   ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD                                     $   13.43     $   11.44     $      9.69
                                                                   ==========    ==========    ============
TOTAL RETURN@                                                          22.82%        20.01%          (2.66)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                 $ 456,935     $ 380,398     $   310,789
 Net expenses to average daily net assets#                            0.6110%       0.6110%         0.6110%*
 Net investment income to average daily net assets                      2.40%         1.78%           1.78%*
 Portfolio turnover rate                                                  28%           28%              4%
 Average broker commission rate (a)                                $   .0585           N/A             N/A

  #Computed after giving effect to the reduction in
   management fee by MassMutual, which such voluntary
   fee waiver terminated May 1, 1997. Without this reduction of fees by the investment manager, the ratio of expenses
   to average daily net assets would have been:                       0.6546%       0.6553%         0.6681%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996

                                                    NUMBER OF
                                                     SHARES        MARKET VALUE
                                                     ------        ------------
EQUITIES - 99.9%
AUTOMOBILES - 2.8%
Ciadea SA .                                           280,885       $ 1,334,428
Mahindra & Mahindra Ltd., GDR                         140,683         1,653,025
Orbital Engine Corporation Ltd. .                   2,000,000         1,509,000
Porsche AG, Preference                                  6,000         5,353,287
                                                                    -----------
                                                                      9,849,740
                                                                    -----------
BANKING - 8.3%
Banco Bradesco SA, Preference                     230,260,951         1,657,879
Banco de Galicia y
 Buenos Aires SA de CV, Sponsored ADR                 127,000         3,079,750
Banco Frances del Rio de la Plata SA, ADR              57,500         1,581,250
Bank of Scotland                                    1,250,000         6,588,500
Bil GT Gruppe AG                                        2,500         1,277,256
Development Bank of Singapore Limited                 200,000         2,702,260
HSBC Holdings PLC                                     261,214         5,588,987
Skandinaviska Enskilda Banken Group                   150,000         1,537,770
Standard Chartered Bank PLC                           350,000         4,294,500
Turkiye Garanti Bankasi, ADR                          252,000         1,131,808
                                                                    -----------
                                                                     29,439,960
                                                                    -----------

COMMERCIAL SERVICES - 0.3%
Adecco SA                                               4,000         1,000,952
                                                                    -----------

COMPUTER HARDWARE - 0.8%
Canon, Inc.                                           100,000         2,205,560
PT Multipolar Corporation                             933,000           533,116
                                                                    -----------
                                                                      2,738,676
                                                                    -----------

COMPUTER SERVICES - 1.1%
Sligos SA                                              30,000         3,924,027
                                                                    -----------

COMPUTER SOFTWARE - 7.4%
Ines Corp.                                             42,000           611,524
Misys PLC                                             450,872         8,572,204
Nintendo Co. Ltd.                                     185,000        13,213,144
SAP AG, Preference                                     30,000         4,123,002
                                                                    -----------
                                                                     26,519,874
                                                                    -----------

                                                    NUMBER OF
                                                     SHARES        MARKET VALUE
                                                     ------        ------------
CONGLOMERATES - 2.1%
Chargeurs International SA .                          120,000       $ 5,932,200
First Philippine Holdings Corp., B Shares             700,000         1,596,910
                                                                    -----------
                                                                      7,529,110
                                                                    -----------

DIVERSIFIED FINANCIAL - 5.8%
ABN Amro Holding NV                                   101,630         6,604,009
ING Groep NV                                          137,500         4,944,390
IRSA Inversiones y Representaciones, SA             1,014,404         3,256,744
Nomura Securities Company Ltd.                        250,000         3,747,725
Societe Generale de Paris                              20,000         2,158,216
                                                                    -----------
                                                                     20,711,084
                                                                    -----------

DRUGS - 9.3%
Altana AG                                               6,000         4,668,067
Ares-Serono Group B                                    10,500         9,986,057
Biocompatibles International PLC .                    411,665         5,762,651
Glaxo Wellcome PLC, Sponsored ADR                     250,000         4,064,325
Sanofi SA                                              35,000         3,473,918
Takeda Chemical Industries Ltd.                       250,000         5,233,900
                                                                    -----------
                                                                     33,188,918
                                                                    -----------

ELECTRIC UTILITIES - 0.4%
Capex SA, GDR                                          76,000         1,262,360
                                                                    -----------

ELECTRICAL EQUIPMENT & ELECTRONICS - 6.5%
Austria Mikro Systeme International AG                 54,800         4,226,450
Keyence Corporation                                    20,000         2,464,030
LEM Holdings SA                                        11,192         2,258,868
Matsushita Electric Industrial Company Ltd.           175,000         2,849,560
Rohm Company                                           40,000         2,619,108
SGS-Thomson Microelectronics NV .                      58,800         4,116,000
Yamatake-Honeywell Co., Ltd.                           70,000         1,127,763
Yokogawa Electric Corp.                               400,000         3,446,160
                                                                    -----------
                                                                     23,107,939
                                                                    -----------

                                                    NUMBER OF
                                                     SHARES        MARKET VALUE
                                                     ------        ------------
ENERGY SERVICES & PRODUCERS - 1.0%
Compagnie Generale de Geophysique SA .                 50,000       $ 3,462,375
                                                                    -----------

ENGINEERING - 1.7%
Fugro NV                                              200,000         3,549,660
Internatio-Muller NV                                  100,000         2,509,050
                                                                    -----------
                                                                      6,058,710
                                                                    -----------

FINANCIAL SERVICES - 3.8%
Compagnie Bancaire SA                                  35,000         4,133,693
CS Holding AG                                          40,000         4,096,156
Merita Ltd. A Shares .                              1,399,600         4,342,399
Van der Hoop Effektenbank NV                          145,000         1,106,524
                                                                    -----------
                                                                     13,678,772
                                                                    -----------

FOOD & BEVERAGE - 2.5%
Hellenic Bottling Co., SA                              70,000         2,242,912
Remy Cointreau                                        120,000         3,393,120
Sermsuk Public Company Limited                         50,000           725,425
South African Breweries Limited                       100,000         2,533,400
                                                                    -----------
                                                                      8,894,857
                                                                    -----------

HEALTHCARE - 1.4%
Novartis AG                                             4,264         4,868,254
                                                                    -----------

HOTEL/GAMING - 0.8%
Lusomundo, SGPS, SA .                                 257,500         2,962,280
                                                                    -----------

HOUSEHOLD PRODUCTS - 0.2%
Srithai Superware Co. Ltd.                            175,000           846,318
                                                                    -----------

INDUSTRIAL SERVICES - 3.2%
Boskalis Westminster                                  347,290         7,027,135
PT Citra Marga Nusaphala Persada                    2,120,000         1,660,106
VBH - Vereinigter
 Baubeschlag Handel AG                                125,000         2,778,025
                                                                    -----------
                                                                     11,465,266
                                                                    -----------

                                                                     (Continued)

   The accompanying notes are an integral part of the financial statements.

                                       NUMBER OF
                                        SHARES    MARKET VALUE
                                        ------    ------------
INSURANCE -- 7.1%
AXA SA                                    75,000  $  4,760,768
Marschollek,
 Lautenschlaeger und
 Partner AG                               44,000     6,109,884
National Mutual Asia
 Ltd.                                  1,816,000     1,725,563
Ockham Holdings PLC                    1,000,000     1,283,400
Reinsurance Australia
 Corp. Ltd.                            2,910,000    11,325,138
                                                  ------------
                                                    25,204,753
                                                  ------------

MANUFACTURING -- 3.8%
Bucher Holding AG, B
 Shares                                    1,750     1,199,057
Powerscreen
 International PLC                       494,100     4,777,354
Rolls-Royce PLC                          750,000     3,298,500
SMH AG (Registered)                       30,000     4,267,449
                                                  ------------
                                                    13,542,360
                                                  ------------

MEDICAL PRODUCTS -- 0.4%
Elekta Instrument AB
 Free, Series B                           40,000     1,420,612
                                                  ------------

METALS & MINING -- 2.1%
Boehler-Uddeholm AG                       12,000       857,970
Boehler-Uddeholm AG
 144A (C)                                 24,000     1,715,946
Compania de Minas
 Buenaventura SA,
 Sponsored ADR                           200,000     3,375,000
Hoganas AB Cl. B                          40,000     1,400,108
                                                  ------------
                                                     7,349,024
                                                  ------------

NON-DURABLE HOUSEHOLD GOODS -- 1.8%
Wella AG                                   2,000     1,057,680
Wella AG Preference                       10,000     5,320,843
                                                  ------------
                                                     6,378,523
                                                  ------------

OIL & GAS -- 5.2%
Belle Corporation (C)                  5,000,000     1,387,500
Coflexip SA,
 Sponsored ADR                            90,000     2,362,500
Expro International
 Group PLC                               775,000     6,266,495
Hong Kong and China
 Gas Company Ltd.                        720,000     1,391,544
PTT Exploration and
 Production                               50,000       721,525
Smedvig ASA A
 Shares                                  165,000     3,617,625
Smedvig ASA B
 Shares (C)                              160,000     3,282,496
                                                  ------------
                                                    19,029,685
                                                  ------------

                                       NUMBER OF
                                        SHARES    MARKET VALUE
                                        ------    ------------

PUBLISHING & PRINTING -- 0.9%
News Corp. Ltd., ADR                     150,000  $  3,131,250

REAL ESTATE -- 1.3%
Brazil Realty SA,
 GDR 144A                                 59,000     1,121,000
MRC Allied Industries,
 Inc. (C)                              4,000,000       532,000
Sun Hung Kai
 Properties Ltd.                         250,000     3,062,375
                                                  ------------
                                                     4,715,375
                                                  ------------

RETAIL -- 2.4%
Autobacs Seven Co.
 Limited                                  50,000     3,528,040
PT Matahari Putra
 Prima                                   700,000       818,518
Vendex International
 NV                                      100,000     4,272,320
                                                  ------------
                                                     8,618,878
                                                  ------------

SHIPPING -- 0.2%
Lisnave-Estaleiros
 Navais de Lisbona SA (C)                306,300       806,917

SPECIALTY RETAIL -- 3.7%
Adidas AG                                 42,200     3,641,919
FamilyMart Co.                            60,000     2,393,382
Giordano International
 Ltd.                                  1,500,000     1,279,800
Jusco Co.                                100,000     3,385,880
Moebel Walther AG,
 Preference                               40,000     2,621,488
                                                  ------------
                                                    13,322,469
                                                  ------------

TELECOMMUNICATIONS -- 4.0%
CPT Telefonica del
 Peru SA, Cl. B                        1,600,000     2,994,080
Korea Mobile
 Telecommunications
 Corporation                               4,300     4,368,962
Millicom International
 Cellular SA (C)                          37,500     1,204,688
Portugal Telecom SA                       86,000     2,448,437
Telecom Italia Mobile
 SpA                                   1,299,900     3,278,478
                                                  ------------
                                                    14,294,645
                                                  ------------

TELEPHONE UTILITIES -- 1.4%
Telecomunicacoes
 Brasileiras S/A-
 Telebras                                 18,500     1,415,250
Telefonica de Espana
 ADS                                     150,000     3,476,835
                                                  ------------
                                                     4,892,085
                                                  ------------

                                       NUMBER OF
                                        SHARES    MARKET VALUE
                                        ------    ------------
TELEVISION -- 0.7%
Groupe AB SA (C)                         165,000  $  2,371,875
                                                  ------------

TEXTILES -- 1.9%
Bulgari SpA                              225,000     4,557,690
Gucci Group NV                            35,000     2,235,625
                                                  ------------
                                                     6,793,315
                                                  ------------

TOBACCO -- 0.4%
Compagnie Financiere
 Richemont AG                              1,000     1,400,141
                                                  ------------

TRANSPORTATION -- 3.2%
Argonaut AB-B Shares (C)               1,100,000     2,207,040
East Japan Railway Co.                       750     3,366,503
Frontline AB (C)                         650,000     2,246,595
MIF Ltd.                                 250,000     3,719,425
                                                  ------------
                                                    11,539,563
                                                  ------------

TOTAL EQUITIES                                     356,320,942
                                                  ------------
(COST $309,944,622)

WARRANTS -- 0.3%

DRUGS -- 0.3%
Biocompatibles
 International PLC (C)                    71,593       912,676
                                                  ------------
OIL & GAS -- 0.0%
Hong Kong and China
 Gas Company Ltd. (C)                     72,000         3,723
                                                  ------------
TOTAL WARRANTS                                         916,399
                                                  ------------
(COST $0)

TOTAL INVESTMENTS -- 100.2%                        357,237,341

(COST $309,944,622)[

OTHER ASSETS/
(LIABILITIES) - (0.2%)                                (585,529)
                                                  ------------

NET ASSETS -- 100.0%                              $356,651,812
                                                  ------------

NOTES TO PORTFOLIO OF INVESTMENTS

(C)Non-income producing security
[Aggregate cost for Federal tax purposes (Note 7)
ADR: American Depository Receipt
GDR: Global Depository Receipt
ADS: American Depository Shares

144A: Securities exempt from registration under rule 144A of the Securities Act of 1933. The Secur-ities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS

Statement of Assets and Liabilities

                                                                                     DECEMBER 31, 1996
                                                                                     -----------------
Assets:
  Investments, at value (cost $309,944,622) (Note 2)............................     $     357,237,341
  Cash..........................................................................                83,359
  Foreign currency, at value (cost $4,918,907)..................................             4,903,738
  Receivables from:
    Investments sold............................................................             1,783,534
    Open forward foreign currency contracts (Note 2)............................               612,258
    Fund shares sold............................................................               216,824
    Interest and dividends......................................................               267,791
    Foreign taxes withheld......................................................               274,223
    Investment manager (Note 3).................................................                54,877
                                                                                     -----------------
      Total assets..............................................................           365,433,945
                                                                                     -----------------

Liabilities:
  Payables for:
    Investments purchased.......................................................             6,371,010
    Borrowings under line of credit (Note 8)....................................             1,600,000
    Fund shares redeemed........................................................               456,891
    Directors' fees and expenses (Note 3).......................................                 5,177
    Affiliates (Note 3):
      Investment management fees................................................               254,834
      Administration fees.......................................................                29,289
      Service and distribution fees.............................................                   219

  Accrued expenses and other liabilities........................................                64,713

                                                                                     -----------------
      Total liabilities.........................................................             8,782,133
                                                                                     -----------------
  NET ASSETS....................................................................     $     356,651,812
                                                                                     =================
Net assets consist of:
  Paid-in capital...............................................................     $     320,990,580
  Undistributed net investment income...........................................               113,978
  Accumulated net realized loss on investments and
    foreign currency translations...............................................           (12,355,482)
  Net unrealized appreciation on investments, forward foreign currency
    contracts, foreign currency and other assets and liabilities................            47,902,736
                                                                                     -----------------
                                                                                     $     356,651,812
                                                                                     =================
Net assets:
  Class 1.......................................................................     $         112,681
                                                                                     =================
  Class 2.......................................................................     $         114,019
                                                                                     =================
  Class 3.......................................................................     $         114,468
                                                                                     =================
  Class 4.......................................................................     $     356,310,644
                                                                                     =================
Shares outstanding:
  Class 1.......................................................................                10,176
                                                                                     =================
  Class 2.......................................................................                10,281
                                                                                     =================
  Class 3.......................................................................                10,315
                                                                                     =================
  Class 4.......................................................................            32,070,618
                                                                                     =================
Net asset value, offering price and
redemption price per share:
  Class 1.......................................................................     $           11.07
                                                                                     =================
  Class 2.......................................................................     $           11.09
                                                                                     =================
  Class 3.......................................................................     $           11.10
                                                                                     =================
  Class 4.......................................................................     $           11.11
                                                                                     =================

   The accompanying notes are an integral part of the financial statements.

Statement of Operations

                                                                                        YEAR ENDED
                                                                                     DECEMBER 31,1996
                                                                                     -----------------
Investment income:
  Dividends (net of withholding tax of $468,717)................................     $       4,155,451
  Interest......................................................................               350,237
                                                                                     -----------------
    Total investment income.....................................................             4,505,688
                                                                                     -----------------
Expenses (Note 1):
  Investment management fees (Note 3)...........................................             2,398,114
  Custody fees..................................................................               319,874
  Audit and legal fees..........................................................                 9,403
  Excise taxes..................................................................                 6,854
  Directors' fees (Note 3)......................................................                15,246
  Fees waived by the investment manager (Note 3)................................              (196,769)
                                                                                     -----------------
                                                                                             2,552,722
  Administration fees (Note 3):
    Class 1.....................................................................                   698
    Class 2.....................................................................                   569
    Class 3.....................................................................                   465
    Class 4.....................................................................               273,938
  Distribution and service fees (Note 3):
    Class 1.....................................................................                   763
    Class 2.....................................................................                   157
                                                                                     -----------------
      Net operating expenses....................................................             2,829,312
  Interest expense (Note 8).....................................................                25,373
                                                                                     -----------------
      NET INVESTMENT INCOME.....................................................             1,651,003
                                                                                     -----------------
Realized and unrealized gain (loss) from investments
and foreign currency:
  Net realized gain on:
    Investment transactions.....................................................             5,099,336
    Foreign currency transactions...............................................             5,633,016
                                                                                     -----------------
      NET REALIZED GAIN.........................................................            10,732,352
                                                                                     -----------------
  Net change in unrealized appreciation (depreciation) on:
    Investments.................................................................            36,945,058
    Translation of assets and liabilities in foreign currencies.................              (414,384)
                                                                                     -----------------
      NET UNREALIZED GAIN.......................................................            36,530,674
                                                                                     -----------------
      NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
        AND FOREIGN CURRENCY....................................................            47,263,026
                                                                                     -----------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................     $      48,914,029
                                                                                     =================

      The accompanying notes are an integral of the financial statements.

sMASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS (CONTINUED) Statements of Changes in Net Assets

                                                                              YEAR ENDED             YEAR ENDED
                                                                           DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                           -----------------      -----------------

Increase (Decrease) in Net Assets:
Operations:
 Net investment income...................................................     $  1,651,003          $  1,410,289
 Net realized gain (loss) on investment and foreign
  currency transactions..................................................       10,732,352           (11,680,240)
 Net change in unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities in.............
    foreign currencies...................................................       36,530,674            19,939,116
                                                                              ------------          ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............       48,914,029             9,669,165
                                                                              ------------          ------------
Distributions to shareholders (Note 2):..................................
   From net investment income:...........................................
   Class 1...............................................................             (263)                   --
   Class 2...............................................................             (433)                 (195)
   Class 3...............................................................             (501)                 (467)
   Class 4...............................................................       (1,825,896)           (1,565,611)
                                                                              ------------          ------------
      TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME.....................       (1,827,093)           (1,566,273)
                                                                              ------------          ------------
In excess of net investment income:......................................
   Class 1...............................................................             (794)                 (830)
   Class 2...............................................................           (1,308)                 (952)
   Class 3...............................................................           (1,513)                 (947)
Class 4..................................................................       (5,515,423)           (2,389,653)
                                                                              ------------          ------------
TOTAL DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME...................       (5,519,038)           (2,392,382)
                                                                              ------------          ------------
Net fund share transactions (Note 5):
   Class 1...............................................................
                                                                                   (13,956)               16,103
   Class 2...............................................................            1,742                 1,191
   Class 3...............................................................            2,018                 1,430
   Class 4...............................................................       94,070,522            64,817,475
                                                                              ------------          ------------
     INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS.............       94,060,326            64,836,199
                                                                              ------------          ------------
   TOTAL INCREASE IN NET ASSETS..........................................      135,628,224            70,546,709

Net assets:
      Beginning of period................................................      221,023,588           150,476,879
                                                                              ------------          ------------
      End of period (including undistributed net investment income of $113,978 and distributions in excess of net investment
      income of $215,389)................................................     $356,651,812          $221,023,588
                                                                              ============          ============

    The accompanying notes are an integral part of the financial statements

Financial Highlights
(For a share outstanding throughout each period)

                                                                                                 CLASS 1
                                                                                              -------------
                                                                          YEAR ENDED           YEAR ENDED         PERIOD ENDED
                                                                              12/31/96          12/31/95           12/31/94**
                                                                           ------------       -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       9.54       $       9.25        $      10.00
                                                                           ------------       -------------       -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                            (0.07)             (0.03)              (0.02)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                              1.70               0.40               (0.73)
                                                                           ------------       -------------       -------------
  Total income (loss) from investment operations                                   1.63               0.37               (0.75)
                                                                           ------------       -------------       -------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                       (0.10)                --                  --
 In excess of net investment income                                                  --              (0.08)                 --
                                                                           ------------       -------------       -------------
  Total distributions                                                             (0.10)             (0.08)                 --
                                                                           ------------       -------------       -------------
NET ASSET VALUE, END OF PERIOD                                             $      11.07       $       9.54        $       9.25
                                                                           ============       =============       =============
TOTAL RETURN                                                                      17.09%              3.96%              (7.50)%
RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                         $        113       $        112        $         93
 Net expenses to average daily net assets#                                         2.15%              2.15%               2.15%*
 Net investment income to average daily net assets                                (0.51)%            (0.40)%             (1.10)%*
 Portfolio turnover rate                                                             58%               121%                 18%
 Average broker commission rate (a)                                        $      .0254                N/A                 N/A

  #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                                     2.22%              2.24%             2.24%*

                                                                                                CLASS 2
                                                                                              -----------
                                                                            YEAR ENDED         YEAR ENDED         PERIOD ENDED
                                                                               12/31/96           12/31/95          12/31/94**
                                                                           ------------       -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $       9.56       $       9.26        $      10.00
                                                                           ------------       -------------       -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                                             0.00               0.02               (0.01)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                                              1.70               0.40               (0.73)
                                                                           ------------       -------------       -------------
  Total income (loss) from investment operations                                   1.70               0.42               (0.74)
                                                                           ------------       -------------       -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                                       (0.17)             (0.02)                 --
 In excess of net investment income                                                  --              (0.10)                 --
                                                                           ------------       -------------       -------------
  Total distributions                                                             (0.17)             (0.12)                 --
                                                                           ------------       -------------       -------------

NET ASSET VALUE, END OF PERIOD                                             $      11.09       $       9.56        $       9.26
                                                                           ============       =============       =============
TOTAL RETURN                                                                      17.85%              4.52%              (7.40)%

RATIOS / SUPPLEMENTAL DATA:

 Net assets, end of period (000's)                                         $        114       $         97        $         93
 Net expenses to average daily net assets#                                         1.60%              1.60%               1.60%*
 Net investment income to average daily net assets                                 0.02%              0.19%              (0.55)%*
 Portfolio turnover rate                                                             58%               121%                 18%
 Average broker commission rate (a)                                        $      .0254                N/A                 N/A

#Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                                     1.67%              1.69%               1.69%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

Financial Highlights
(For a share outstanding throughout each period)


                                                                                    CLASS 3
                                                                                 -----------
                                                             YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                               12/31/96           12/31/95          12/31/94**
                                                              ----------         ----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    9.57          $    9.27         $     10.00
                                                              ----------         ----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                             0.03               0.04               (0.00)
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                              1.70               0.40               (0.73)
                                                              ----------         ----------        -------------
  Total income (loss) from investment operations                   1.73               0.44               (0.73)
                                                              ----------         ----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (0.20)             (0.05)                 --
 In excess of net investment income                                  --              (0.09)                 --

  Total distributions                                             (0.20)             (0.14)                 --
                                                              ----------         ----------        -------------
NET ASSET VALUE, END OF PERIOD                                $   11.10          $    9.57         $      9.27
                                                              ==========         ==========        =============
TOTAL RETURN                                                      18.11%              4.78%             (7.30)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $     114          $      97         $        93
 Net expenses to average daily net assets#                         1.35%              1.35%               1.35%*
 Net investment income to average daily net assets                 0.27%              0.45%              (0.30)%*
 Portfolio turnover rate                                             58%               121%                 18%
 Average broker commission rate (a)                           $   .0254                N/A                 N/A
  #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                     1.42%              1.44%             1.44%*

                                                                                 CLASS 4
                                                                              ------------
                                                             YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                                               12/31/96           12/31/95          12/31/94**
                                                              ----------         ----------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    9.58          $    9.28         $     10.00
                                                              ----------         ----------        -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income                                             0.06               0.07                0.00
 Net realized and unrealized gain (loss) on investments
 and foreign currency                                              1.71               0.41               (0.72)
                                                              ----------         ----------        -------------
  Total income (loss) from investment operations                   1.77               0.48               (0.72)
                                                              ----------         ----------        -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                       (0.24)             (0.07)                 --
 In excess of net investment income                                  --              (0.11)                 --
                                                              ----------         ----------        -------------
  Total distributions                                             (0.24)             (0.18)                 --
                                                              ----------         ----------        -------------
NET ASSET VALUE, END OF PERIOD                                $   11.11          $    9.58         $      9.28
                                                              ==========         ==========        =============
TOTAL RETURN@                                                     18.51%              5.13%              (7.20)%
RATIOS / SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $ 356.311          $ 220.718         $   150.199
 Net expenses to average daily net assets#                       1.0020%            1.0020%             1.0020%*
 Net investment income to average daily net assets                 0.59%              0.76%               0.04%*
 Portfolio turnover rate                                             58%               121%                 18%
Average broker commission rate (a)                            $   .0254               N/A                  N/A

  #Computed after giving effect to the reduction in
  management fee by MassMutual. Without this reduction of
  fees by the investment manager, the ratio of expenses
  to average daily net assets would have been:                   1.0718%            1.0920%             1.0877%*

*Annualized
**For the period from October 3, 1994 (commencement of operations) through
  December 31, 1994.
@Employee retirement benefit plans that invest plan assets in the Separate
 Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
(a)Average commission rate paid is computed by dividing the total amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   The Trust

          MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of seven separate series of shares (each individually referred to as a "Fund" or collectively as the "Funds"), each having four classes of shares:
          Class 1, Class 2, Class 3 and Class 4. Class 1, Class 2 and Class 3 shares of each Fund are offered primarily to employer-sponsored defined contribution plans that satisfy the qualification requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Class 4 shares of each Fund are available only to separate investment accounts ("SIAs") of Massachusetts Mutual Life Insurance Company ("MassMutual") in which corporate qualified plans including defined contribution plans and defined benefit plans are permitted to invest pursuant to the issuance of group annuity contracts. The Funds are MassMutual Prime Fund ("Prime Fund"), MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), and MassMutual International Equity Fund ("International Equity Fund"), all of which commenced operations on October 3, 1994.

2.   Significant Accounting Policies

          The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Investment Valuation

          Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, and including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

          Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

     Accounting for Investments

          Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Tax

          It is each Fund's intent to continue to comply with the provisions of subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gain to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

     Dividends and Distributions to Shareholders

          Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

     Foreign Currency Translation

          The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

          Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

     Forward Foreign Currency Contracts

          Each Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. The International Equity Fund may engage in such transactions to manage the value of portfolio holdings against future movements in certain foreign currency exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

          Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

          The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations for the International Equity Fund under these financial instruments at December 31, 1996 is as follows:

                                                             IN
                           CONTRACTS                       EXCHANGE                    UNREALIZED
          SETTLEMENT           TO            UNITS OF      FOR U.S.    CONTRACTS AT   APPRECIATION
             DATE       DELIVER/RECEIVE      CURRENCY       DOLLARS       VALUE      (DEPRECIATION)
          ----------    ---------------      ---------    -----------  ------------  --------------
           BUYS
           01/13/97    Austrian Schilling      2,124,732  $   196,807   $   196,017    $      (790)
                                                                                       -----------
           SELLS
           01/02/97    British Pound             114,041      190,471       195,147         (4,676)
           01/03/97    British Pound             334,350      562,433       572,139         (9,706)
           01/07/97    British Pound             110,538      188,114       189,153         (1,039)
           01/27/97    Japanese Yen        4,007,200,000   35,305,727    34,677,258        628,469
                                                                                       -----------
                                                                                           613,048
                                                                                       -----------
                                                                                       $   612,258
                                                                                       ===========

     Forward Commitments

          Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized. A summary of open obligations under these forward commitments at December 31, 1996, is as follows:

                    FORWARD          EXPIRATION         AGGREGATE
                  COMMITMENT              OF            FACE VALUE                   MARKET        UNREALIZED
               CONTRACTS TO BUY       CONTRACTS        OF CONTRACTS      COST         VALUE       (DEPRECIATION)
               ----------------       ---------        ------------      ----         -----       --------------
               CORE BOND FUND
                U.S. Treasury Note
               5.875% 11/15/1999    February 1997     $  9,250,000    $9,215,674   $  9,203,935       ($11,739)

               BALANCED FUND
                U.S. Treasury Note
               5.875% 11/15/1999    February 1997     $  1,900,000    $1,892,949   $  1,890,538       ($ 2,411)

     Allocation of Operating Activity

          In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and distribution and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each. Total expenses per class are currently limited to a percentage of average daily net assets, as discussed in Note 3.

3.   Management Fees and Other Transactions With Affiliates

     Investment Management Fees

          Under an agreement between the Trust and MassMutual, MassMutual is responsible for providing investment management of each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

          Prime Fund                              .45%
          Short-Term Bond Fund                    .45%
          Core Bond Fund                          .45%
          Balanced Fund                           .45%
          Value Equity Fund                       .45%
          Small Cap Value Equity Fund             .55%
          International Equity Fund               .85%

          MassMutual has entered into investment sub-advisory agreements with two subsidiaries: David L. Babson & Company, Inc. ("Babson") and HarbourView Asset Management Corporation ("HarbourView"). These agreements provide that (1) effective January 1, 1997, Babson will manage the investment and reinvestment of the assets of the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund, and (2) HarbourView will manage the investment and reinvestment of the assets of the International Equity Fund. Prior to January 1, 1997, Concert Capital Management ("Concert Capital") served as the investment sub-advisor to the Value Equity Fund, the Small Cap Value Equity Fund and the Value Equity sector of the Balanced Fund. On January 1, 1996, the employees of Concert Capital became co-employees of Babson. At the time, both Concert Capital and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, a controlled subsidiary of MassMutual. Concert Capital merged with and into Babson effective December 31, 1996.

          MassMutual pays Babson a fee equal to an annual rate of .13% of the average daily net asset value of the Value Equity Fund and the Value Equity sector of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays HarbourView a fee equal to an annual rate of .50% of the average daily net asset value of the International Equity Fund.

Administration Fees

          Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                         Class 1   Class 2   Class 3   Class 4
                                        --------   -------   -------   -------

          Prime Fund                      .5628%    .5128%    .3152%    .0812%
          Short-Term Bond Fund            .5568%    .5068%    .3092%    .0782%
          Core Bond Fund                  .5688%    .5188%    .3212%    .0842%
          Balanced Fund                   .5708%    .5208%    .3232%    .0852%
          Value Equity Fund               .5814%    .5314%    .3338%    .0905%
          Small Cap Value Equity Fund     .5728%    .5228%    .3252%    .0862%
          International Equity Fund       .5948%    .5448%    .4448%    .0972%

     Distribution and Service Fees

          OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as distributor to each Fund. MML Investor Services, Inc. ("MMLISI") serves as sub-distributor to each Fund. MassMutual has a controlling interest in OppenheimerFunds and MMLISI is a wholly owned subsidiary of MassMutual. Oppenheimer is paid a distribution fee with respect to Class 1 and Class 2 at the annual rate of .40% and .15%, respectively, of the value of average daily net assets attributable to those classes of shares of which a portion is subsequently allocated to MMLISI. The Funds do not pay any fees directly to MMLISI. MassMutual is also paid a fee for shareholder services with respect to Class 1 shares of the Funds at the annual rate of .25% of the value of the average daily net assets of the respective class of each Fund. These fees are authorized pursuant to separate service and distribution plans for each of the classes of shares adopted by the Funds pursuant to Rule 12b-1 under the Investment Company Act and are used by Oppenheimer to cover expenses primarily intended to result in the sale of those shares of the Funds.

     Expense Limitations

          MassMutual has voluntarily agreed to waive a portion of its management fee to the extent that the aggregate annual operating expenses incurred during the year exceed the following percentages of the average daily net assets:

                                         Class 1   Class 2   Class 3   Class 4
                                         -------   -------   -------   -------

          Prime Fund                       1.65%     1.10%      .75%    .5160%
          Short-Term Bond Fund             1.65%     1.10%      .75%    .5190%
          Core Bond Fund                   1.65%     1.10%      .75%    .5130%
          Balanced Fund                    1.65%     1.10%      .75%    .5120%
          Value Equity Fund                1.65%     1.10%      .75%    .5067%
          Small Cap Value Equity Fund      1.75%     1.20%      .85%    .6110%
          International Equity Fund        2.15%     1.60%     1.35%    1.002%

          MassMutual's management fee for the year ended December 31, 1996 was $20,477,568, of which $1,925,096 was reimbursed to the Funds.

     Other
          Certain officers and directors of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

          At December 31, 1996, MassMutual or separate investment accounts thereof owned all of the outstanding shares of the Trust.

4.   Purchases And Sales of Investments

          Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 1996 were as follows:



                                                       LONG-TERM U.S.
                                                         GOVERNMENT       OTHER LONG-TERM
                                                         SECURITIES         SECURITIES
                                                       --------------     ---------------
     Purchases
          Short-Term Bond Fund......................    $102,126,595        $ 32,662,257
          Core Bond Fund............................     168,040,130         117,409,164
          Balanced Fund.............................      48,825,564          81,833,743
          Value Equity Fund.........................              --         366,428,008
          Small Cap Value Equity Fund...............              --         126,866,361
          International Equity Fund.................              --         255,790,219

     Sales

          Short-Term Bond Fund......................    $ 39,099,687        $ 14,835,789
          Core Bond Fund............................     111,228,535          37,231,689
          Balanced Fund.............................      39,076,581          45,001,025
          Value Equity Fund.........................              --         281,828,695
          Small Cap Value Equity Fund...............              --         107,156,414
          International Equity Fund.................              --         161,400,001

5.   Capital Share Transactions

          The Funds are authorized to issue an unlimited number of shares, with no par value, in one or more of four classes of shares: Class 1, Class 2, Class 3 and Class 4. Class 1 and Class 2 shares of each Fund are subject to distribution and service fees. Class 3 shares are not subject to any distribution or service fees. SIA Investors purchase Class 4 shares directly from the Funds and pay no distribution or service fees. Changes in shares outstanding for each Fund are as follows:


                                                  CLASS 1                                     CLASS 2

                                    YEAR ENDED            YEAR ENDED             YEAR ENDED                 YEAR ENDED
                                DECEMBER 31, 1996      DECEMBER 31, 1995      DECEMBER 31, 1996         DECEMBER 31, 1995

                               SHARES       AMOUNT     SHARES    AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT
                              --------     --------   --------  --------    --------     --------     --------      --------
PRIME FUND
 Sold                               --           --        --         --          --           --           --            --
 Issued as reinvestment
  of dividends                      28        4,288        28      4,178          33        4,922           32         4,746
 Redeemed                           --           --        --         --          --           --           --            --
                             ---------   ----------  --------  ---------   ---------   ----------    ---------    ----------
 Net increase                       28    $   4,288        28   $  4,178          33    $   4,922           32     $   4,746
                             =========   ==========  ========  =========   =========   ==========    =========    ==========
SHORT-TERM BOND FUND
 Sold                               --           --        --         --          --           --           --            --
 Issued as reinvestment
  of dividends                     519        5,285       740      7,530         584        5,951          796         8,116
 Redeemed                           --           --        --         --          --           --           --            --
                             ---------   ----------  --------  ---------   ---------    ---------    ---------     ---------
 Net increase                      519   $    5,285       740  $   7,530         584    $   5,951          796     $   8,116
                             =========   ==========  ========  =========   =========    =========    =========     =========
CORE BOND FUND
 Sold                              429        4,520     4,457     49,156          --           --           --            --
 Issued as reinvestment
  of dividends                     489        5,156     1,186     12,759         562        5,941          861         9,288
 Redeemed                       (5,250)     (55,534)       --         --          --           --           --            --
                             ---------    ---------  --------   --------   ---------    ---------    ---------     ---------
 Net increase (decrease)        (4,332)   $ (45,858)    5,643   $ 61,915         562    $   5,941          861     $   9,288
                             =========    =========  ========   ========   =========    =========    =========     =========
BALANCED FUND
 Sold                              931       10,969     4,480     49,577          --           --           --            --
 Issued as reinvestment
  of dividends                     416        5,173       530      6,084         484        6,038          401         4,610
 Redeemed                       (5,552)     (65,509)      (23)      (260)         --           --           --            --
                             ---------    ---------  --------   --------   ---------    ---------    ---------     ---------
 Net increase (decrease)        (4,205)   $ (49,367)    4,987   $ 55,401         484    $   6,038          401     $   4,610
                             =========    =========  ========   ========   =========    =========    =========     =========
VALUE EQUITY FUND
 Sold                               --           --        --         --          --           --           --            --
  Issued as reinvestment
   of dividends                    403        5,884       219      2,751         456        6,682          267         3,372
  Redeemed                          --           --        --         --          --           --           --            --
                             ---------    ---------  --------   --------   ---------    ---------    ---------     ---------
  Net increase                     403    $   5,884       219   $  2,751         456    $   6,682          267     $   3,372
                             =========    =========  ========   ========   =========    =========    =========     =========
SMALL CAP VALUE EQUITY FUND
 Sold                            4,373       54,090     4,740     49,719          --           --           --            --
 Issued as reinvestment
  of dividends                     349        4,660       119      1,356         420        5,622          114         1,300
 Redeemed                       (9,150)    (108,036)       --         --          --           --           --            --
                             ---------    ---------  --------   --------   ---------    ---------    ---------     ---------
 Net increase (decrease)        (4,428)   $ (49,286)    4,859   $ 51,075         420    $   5,622          114     $   1,300
                             =========    =========  ========   ========   =========    =========    =========     =========
INTERNATIONAL EQUITY FUND
 Sold                            5,377       55,098     1,610     15,218          --           --           --            --
 Issued as reinvestment
  of dividends                     100        1,065        93        885         161        1,742          124         1,191
 Redeemed                       (7,009)     (70,119)       --         --          --           --           --            --
                             ---------    ---------  --------   --------   ---------    ---------    ---------     ---------
 Net increase (decrease)        (1,532)   $ (13,956)    1,703   $ 16,103         161    $   1,742          124     $   1,191
                             =========    =========  ========   ========   =========    =========    =========     =========

                                               CLASS 3                                          CLASS 4

                                   YEAR ENDED              YEAR ENDED             YEAR ENDED                  YEAR ENDED
                              DECEMBER 31, 1996        DECEMBER 31, 1995       DECEMBER 31, 1996           DECEMBER 31, 1995

                               SHARES       AMOUNT     SHARES    AMOUNT      SHARES         AMOUNT         SHARES         AMOUNT
                             ---------   ----------   ------   --------   -----------   -------------   -----------   -------------

PRIME FUND
 Sold                              --           --       --         --     2,391,584     370,653,176     1,826,450     281,187,060
 Issued as reinvestment
  of dividends                     35        5,335       34      5,095        86,522      13,067,477        84,068      12,693,332
 Redeemed                          --           --       --         --    (2,445,697)   (378,881,926)   (1,363,706)   (210,583,290)
                             --------   -----------  -------   --------   -----------   -------------   -----------   ------------
 Net increase                      35    $   5,335       34    $ 5,095        32,409    $  4,838,727       546,812   $  83,297,102
                             ========   ===========  =======   ========   ===========   =============   ===========   ============

SHORT-TERM BOND FUND
 Sold                              --           --       --         --     6,074,656      62,871,971     5,136,925      53,696,509
 Issued as reinvestment
  of dividends                    625        6,381      830      8,467       808,935       8,206,104       947,825       9,611,215
 Redeemed                          --           --       --         --    (4,631,745)    (47,999,711)   (4,819,336)    (50,374,106)
                             --------   ----------   ------   --------   -----------   -------------   -----------   -------------
 Net increase                     625    $   6,381      830    $ 8,467     2,251,846    $ 23,078,364     1,265,414   $  12,933,618
                             ========   ===========  =======   ========   ===========   =============   ===========   =============

CORE BOND FUND
 Sold                              --           --       --         --    15,244,478     161,638,362     8,241,236      89,191,723
 Issued as reinvestment
  of dividends                    604        6,389      894      9,658     1,838,613      19,317,124     1,952,750      20,953,505
 Redeemed                          --           --       --         --    (6,519,179)    (69,250,775)   (6,340,632)    (67,005,587)
                             --------   ----------   ------    --------   -----------  -------------   -----------   --------------
 Net increase                     604    $   6,389      894    $ 9,658    10,563,912    $111,704,711     3,853,354   $  43,139,641
                             ========   ===========  =======   ========   ===========   =============   ===========   =============

BALANCED FUND
 Sold                              --           --       --         --    16,529,257     200,170,935    17,612,664     191,493,187
 Issued as reinvestment
  of dividends                    521        6,510      433      4,977     2,193,746      27,325,515     1,722,693      19,759,099
 Redeemed                          --           --       --         --   (12,780,860)   (154,960,358)  (14,889,389)   (160,925,764)
                            ---------    ----------   ------   --------   -----------   -------------   -----------   -------------
 Net increase                     521    $   6,510      433    $ 4,977     5,942,143   $  72,536,092     4,445,968   $  50,326,522
                             ========    ==========  =======   ========   ===========   =============   ===========   =============

VALUE EQUITY FUND
 Sold                              --           --       --         --    42,761,147     585,609,490    39,224,457     451,052,424
 Issued as reinvestment
  of dividends                    492        7,213      299      3,763     8,235,214     120,574,407     5,223,526      65,653,544
 Redeemed                          --           --       --         --   (47,300,940)   (651,246,978)  (34,020,780)   (390,453,417)
                            ---------    ----------   ------   --------   -----------   -------------   -----------   -------------
 Net increase                     492    $   7,213      299    $ 3,763     3,695,421   $  54,936,919    10,427,203   $ 126,252,551
                             ========    ==========  =======   ========   ===========   =============   ===========   =============

SMALL CAP VALUE EQUITY FUND
 Sold                              --           --       --         --    10,428,037     129,033,258     9,765,741     102,623,894
 Issued as reinvestment
  of dividends                    455        6,096      146      1,672     1,500,824      20,087,217       539,817   $   6,159,231
 Redeemed                          --           --       --         --   (11,168,365)   (140,771,695)   (9,110,662)    (97,354,772)
                             --------    ---------   ------   --------   -----------   -------------   -----------   -------------
 Net increase                     455    $   6,096      146    $ 1,672       760,496   $   8,348,780     1,194,896   $  11,428,353
                             ========   ==========  =======   ========   ===========   =============   ===========   =============

INTERNATIONAL EQUITY FUND
 Sold                              --           --       --         --    14,964,804     154,912,942    11,931,440     112,672,627
 Issued as reinvestment
  of dividends                    186        2,018      149      1,430       672,906       7,341,306       412,266       3,955,148
 Redeemed                          --           --       --         --    (6,611,341)    (68,183,726)   (5,487,562)    (51,810,300)
                             --------    ----------   ------   --------   -----------   -------------   -----------   -------------
 Net increase                     186    $   2,018      149    $ 1,430     9,026,369   $  94,070,522     6,856,144   $  64,817,475
                            =========    ==========   ======   ========   ===========   =============   ===========   =============

6. Foreign     The International Equity Fund invests substantially all of its
   Securities  assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions.
               Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S.
               companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


7. Federal     At December 31, 1996, the cost of securities and the unrealized
   Income      appreciation (depreciation) in the value of investments owned by
   Tax         the Funds, as computed on a Federal income tax basis, are as
   Information follows:

                                              FEDERAL       TAX BASIS      TAX BASIS      NET UNREALIZED
                                             INCOME TAX     UNREALIZED    UNREALIZED       APPRECIATION
                                                COST       APPRECIATION  DEPRECIATION     (DEPRECIATION)
                                           --------------  ------------  -------------  ------------------

               Prime Fund                  $  260,002,847  $      2,614  $    (10,702)  $     (8,088)
               Short-Term Bond Fund           142,542,031     1,257,932      (240,203)     1,017,729
               Core Bond Fund                 348,014,562     6,739,419    (2,019,357)     4,720,062
               Balanced Fund                  456,772,419    86,711,748      (616,389)    86,095,359
               Value Equity Fund            1,768,842,158   713,420,243    (1,562,317)   711,857,926
               Small Cap Value Equity Fund    345,263,421   119,498,338    (8,280,372)   111,217,966
               International Equity Fund      309,948,749    59,397,218   (12,108,626)    47,288,592

               At December 31, 1996, the following Funds have available, for Federal income tax purposes, unused capital losses:

                                               AMOUNT                     EXPIRATION DATE
                                            --------------              --------------------
               Prime Fund                   $      2,082                 December 31, 2003
               Prime Fund                          2,368                 December 31, 2004
               Short-Term Bond Fund              295,197                 December 31, 2004
               Core Bond Fund                  1,885,881                 December 31, 2004
               International Equity Fund      11,789,843                 December 31, 2003

8. Line of     On January 11, 1996, the Trust, on behalf of each Fund, entered
   Credit      into a discretionary line of credit agreement with PNC Bank, N.A.
               Each Fund may borrow under the line of credit, provided that the Trust's borrowings do not exceed $50,000,000 in the aggregate at any one time. Interest is charged based on outstanding borrowings at the Federal Funds Rate plus .45%. Only the International
               Equity Fund utilized the line of credit during the year ended
               December 31, 1996. Average daily borrowings for the year ended
               December 31, 1996 were $3,517,944 and the average interest rate was 5.77%. The maximum borrowing outstanding during the year ended December 31, 1996 was $9,870,500.

PART C: OTHER INFORMATION



Item 24: Financial Statements and Exhibits


(a)  Financial Statements:


        (1) Financial Statements included in the Prospectus constituting Part A of this Registration Statement

                Financial Highlights for the years ended December 31, 1996, December 31, 1995 and for the period ended December 31, 1994


        (2) Financial Statements included in the Statement of Additional Information constituting Part B of this Registration Statement


                Portfolio of Investments at December 31, 1996
                Statement of Assets and Liabilities at December 31, 1996 Statement of Operations at December 31, 1996
                Statements of Changes in Net Assets for the years ended
                   December 31, 1996 and December 31, 1995
                Financial Highlights for the years ended December 31, 1996, and December 31, 1995 and for the period ended December 31, 1994 Notes to Financial Statements
                Report of Independent Accountants


(b)  Exhibits:


        Exhibit 1:  Copy of Registrant's Agreement and Declaration of Trust, as
                         amended November 29, 1993./1/


        Exhibit 2:  Copy of Registrant's By-Laws, as now in effect./1/


        Exhibit 3:  None.


        Exhibit 4:  None.


        Exhibit 5:  Copy of specimen Investment Management Agreement between each of Registrant's seven series and MassMutual Life Insurance Company ("MassMutual")./3/

                 (b):  Copy of specimen Investment Sub-Advisory Agreements
                         between MassMutual and David L. Babson and Company, Inc. ("Babson")/5/

                 (c):  Copy of specimen Investment Sub-Advisory Agreement
                         between MassMutual and HarbourView Asset Management Corporation ("HarbourView")./3/

        Exhibit 6(a):  Copy of specimen distribution agreements between the
                         Trust and Oppenheimer Funds Distributor, Inc. ("Oppenheimer")./3/

                 (b):  Copy of specimen sub-distribution agreement between
                         Oppenheimer and MML Investors Services, Inc./3/


        Exhibit 7:     None.


        Exhibit 8(a):  Copy of specimen Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")./3/


                 (b):  Copy of specimen Comprehensive Administrative and
                         Shareholder Services Agreement between the Trust and MassMutual for the provision of administrative and shareholder services./3/

                 (c):  Copy of specimen Transfer Agency Agreement among the
                         Trust, MassMutual and IBT./3/

        Exhibit 9:     None.


        Exhibit 10:    Opinion of counsel as to the legality of shares being
                         registered is incorporated herein by reference to the Rule 24f-2 Notice on Form 24F-2 with Opinion of Counsel filed electronically on February 25, 1997.


        Exhibit 11(a): Consent of Ropes & Gray./5/

                  (b): Consent of Coopers & Lybrand L.L.P./5/

              (c)-(h): Powers of Attorney for Gary E. Wendlandt, Ronald J.
                         Abdow, Mary E. Boland, John M. Naughton, Charles J. McCarthy and John H. Southworth./3/

              (i)-(o): Powers of Attorney for Richard H. Ayers, David E. A. Carson, Richard G. Dooley, Richard W. Greene, Beverly
                         C. L. Hamilton, F. William Marshall, Jr., and John V. Murphy./5/

        Exhibit 12:    None.


        Exhibit 13:    None.


        Exhibit 14:    None.


        Exhibit 15:    Copy of 12b-1 Plans adopted by Trust's Board of Trustees
                          and shareholders./3/

        Exhibit 16:    None.


        Exhibit 17:    Financial Data Schedules./5/

        Exhibit 18:    Rule 18f-3 Plan./4/

_______________
/1/ Incorporated by reference to the Registrant's initial Registration Statement on Form N-1A ("Registration Statement") filed January 4, 1994.

/2/ Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

/3/ Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement filed March 1, 1995.

/4/ Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration filed via EDGAR April 26, 1996.

/5/ Filed herewith.


Item 25: Person Controlled by or Under Common Control with Registrant

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person.

Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Initially, the Registrant will provide a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets. As a result, MassMutual will own substantially all of the shares of Registrant, probably for a number of years.


The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

3. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland, that formerly provided claims service to group life and health contract holders for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., a registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company and G. R. Phelps & Co.

15. G.R. Phelps & Company, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer and investment adviser, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentina), a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for certain investment advisory subsidiaries of MassMutual. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

20. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.

22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

34. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual International, Inc. owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

39. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition Corporation.

40. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

43. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 90% ownership interest in this company.

44. DISA Insurance Services of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

45. Diversified Insurance Services of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

46. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML
     Insurance Agency, Inc.

47. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

48. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

49. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker and is controlled MML Insurance Agency, Inc.

50. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

51. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

52. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

53. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

54. Oppenheimer Value Stock Fund ("OVSF") is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual and its affiliates own 29% of the outstanding shares of beneficial interest.

55. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates owns at least 15% of the outstanding shares of beneficial interest of each of four series.

56. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

57. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

58. Oppenheimer Real Asset Management, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

59. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

60. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

61. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

62. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

63. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

64. Centennial Capital Corporation, a former sponsor of unit investment trust incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

65. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

66. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

67. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

68. The DLB Fund Group, an open-end management investment company, of which MassMutual owns at least 25% of each series.

MassMutual is the investment adviser for the following investment companies, and as such may be deemed to control them.

     1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

     2. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

     3. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

     4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, substantially all of the shares are owned by MassMutual.

     5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.)and Carlson Investment Management Co.

     6. MassMutual Corporate Value Partners, Limited, an off-shore unregistered investment company.

     7. MassMutual High Yield Partners LLC, a high yield bond fund organized as a Delaware limited liability company.


Item 26: Number of Holders of Securities


     As of April 1, 1997, the number of holders of record of each class of securities of Registrant was as follows:


     Title of Class                            Number of Record Holders
     --------------                            ------------------------


     Shares of
     Beneficial                                            2
     Interest


Item 27: Indemnification


Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the "1940 Act") set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.


MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage.


For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.


MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by National Union Fire Insurance Company, $15 million of which is underwritten by Executive Risk Indemnity, Inc., $10 million of which is underwritten by Continental, Casualty Co., $5 million of which is underwritten by Federal Insurance Co. and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
-----------------------------------------------------------------

A. THE INVESTMENT ADVISER

MassMutual is the investment adviser for Registrant. MassMutual conducts is a mutual life insurance company organized as a Massachusetts corporation which was orginally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual's primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual.

MassMutual's principal lines of business are (i) the Individual Line, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses;
(ii) Pension Management which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; (iii) Life and Health Benefits Management, which previously provided group life and health insurance products and related services to corporations and other institutions; this line was transferred to a subsidiary in December 1994, and the subsidiary was subsequently sold in March of 1996; and (iv) MassMutual Investment Management Group, which provides advisory services for MassMutual's general investment account and separate investment accounts, as well as for various closed-end and open-end investment companies and external institutional clients, through its own staff and those of Oppenheimer Funds Inc. and David L. Babson and Company, Inc., in which MassMutual indirectly owns a controlling interest.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two years are listed below.

DIRECTORS

ROGER G. ACKERMAN, DIRECTOR AND MEMBER, AUDITING AND HUMAN RESOURCES COMMITTEES

     Chairman and Chief Executive Officer (since 1996), President and Chief Operating Officer (1990-1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director (since 1993), Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; Director, The Pittson Company (mining and marketing of coal for electric utility and steel industries) One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, DIRECTOR, CHAIRMAN, DIVIDEND POLICY COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     Chairman (since 1997), President (1994-1997) and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Greenwich Plaza, Suite 100, Greenwich, Connecticut; General Partner (1988-1994), The Blackstone Group, 34 Park Avenue, New York, New York; Co-Chairman and Chief Executive Officer, Wickes Companies, Inc. (diversified manufacturer and distributor), 3340 Ocean Park Boulevard, Santa Monica, California; Director (since 1996), IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road,

     Valley Forge, Pennsylvania; Director: Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University and The Sea Research Foundation; Director (1991-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.


FRANK C. CARLUCCI, III, DIRECTOR AND MEMBER, BOARD AFFAIRS AND DIVIDEND POLICY COMMITTEES

     Chairman (since 1993), Vice Chairman (1989-1993), The Carlyle Group (merchant banking corporation), 1001 Pennsylvania Avenue, N.W., Washington, D.C.; Director: Ashland Oil Inc. (producer of petroleum products), 1000 Ashland Drive, Russell, Kentucky; BDM International, Inc. (professional and technical services to public and private sector), 7915 Jones Branch Drive, McLean, Virginia; East New York Savings Bank; General Dynamics Corporation (manufacturer of military equipment), 3190 Fairview Park Drive, Falls Church, Virginia; Kaman Corporation (diversified manufacturer), 1332 Blue Hills Avenue, Bloomfield, Connecticut; Northern Telecom Ltd. (digital telecommunications systems), 2920 Matheson Boulevard East, Mississauga, Ontario, Canada; The Quaker Oats Company (manufacturer of food products), 321 North Clark Street, Chicago, Illinois; Sun Resorts Ltd., N.V.; Westinghouse Electric Corporation (electronic systems, electric power generating equipment and broadcasting), 11 Stanwix Street, Pittsburgh, Pennsylvania; Chairman, Neurogen Corporation and Texas Biotechnology Corporation; Trustee, The Rand Corporation; Director (until 1997) CB Commercial Real Estate Group, Inc. (real estate broker subsidiary of Carlyle Holding Corporation), 533 Fremont Avenue, Los Angeles, California Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Chairman; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

GENE CHAO, DIRECTOR AND MEMBER, AUDITING AND AUDITING COMMITTEES

     Chairman and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

PATRICIA DIAZ DENNIS, DIRECTOR AND MEMBER, AUDITING AND HUMAN RESOURCES
COMMITTEES

     Senior Vice President and Assistant General Counsel (since 1995), SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Special Counsel-Communication Law Matters (1993-1995), Sullivan & Cromwell (law firm), 1701 Pennsylvania Avenue, N.W., Washington, D.C.; Trustee (since 1995), Federal Communications Bar Association Foundation; Trustee, Tomas Rivera Policy Institute and Radio and Television News Directors Foundation; Director: National Public Radio, Reading Is Fundamental and Foundation for Women's Resources; Director (1995-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ANTHONY DOWNS, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois;

     National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee: Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization, 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, DIRECTOR AND MEMBER, HUMAN RESOURCES AND BOARD AFFAIRS
COMMITTEES

     President and Chief Operating Officer (since 1996), United Meridian Corporation (oil exploration), 1201 Louisiana, Houston, Texas; Senior Vice President (1987-1996), Texaco, Inc. (producer of petroleum products), 2000 Westchester Avenue, White Plains, New York.

WILLIAM B. ELLIS, DIRECTOR AND MEMBER, AUDITING AND INVESTMENT COMMITTEES

     Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Chairman (1983-1995) and Chief Executive Officer (1983-1993), Northeast Utilities (electric utility), 107 Selden Street, Berlin, Connecticut; Director, The Hartford Steam Boiler Inspection and Insurance Company (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 280 Trumbull Street, Hartford, Connecticut; Director (since 1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.; Director (1985-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT M. FUREK, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     President (since 1995), International Distillers and Vintners, Inc.; President and Chief Executive Officer (1987-1996), Heublein, Inc. (beverage distributor), 450 Columbus Boulevard, Hartford, Connecticut; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, Hartford Hospital and The Bushnell Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

CHARLES K. GIFFORD, DIRECTOR AND MEMBER, INVESTMENT AND AUDITING COMMITTEES

     Chief Executive Officer (since 1995), Chairman (1995-1996) and President (1989-1996), The First National Bank of Boston and Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Director, Member of Audit and Compensation Committees, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, DIRECTOR, CHAIRMAN, AUDITING COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     Managing Director, Griggs & Santow Inc. (financial consultants), 75 Wall Street, New York, New York; Director, T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, DIRECTOR, CHAIRMAN, HUMAN RESOURCES COMMITTEE AND MEMBER, BOARD AFFAIRS COMMITTEE

     Retired; Chairman, President and Chief Executive Officer (1983-1996), Pitney Bowes, Inc. (office machines manufacturer), One Elmcroft Road, Stamford, Connecticut; Director: Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc. (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; The Catalyst; Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

BARBARA B. HAUPTFUHRER, DIRECTOR AND MEMBER, BOARD AFFAIRS AND INVESTMENT COMMITTEES

     Director and Member, Compensation, Nominating and Audit Committees, The Vanguard Group of Investment Companies including among others the following funds: Vanguard/Windsor Fund, Vanguard/Wellington Fund, Vanguard/Morgan Growth Fund, Vanguard/Wellesley Income Fund, Vanguard/Gemini Fund, Vanguard/Explorer Fund, Vanguard Municipal Bond Fund, Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard World Fund, Vanguard/Star Fund, Vanguard Ginnie Mae Fund, Vanguard/Primecap Fund, Vanguard Convertible Securities Fund, Vanguard Quantitative Fund, Vanguard/Trustees Commingled Equity Fund, Vanguard/Trustees Commingled Fund-International, Vanguard Money Market Trust, Vanguard/Windsor II, Vanguard Asset Allocation Fund and Vanguard Equity Income Fund (principal offices, Drummers Lane, Valley Forge, Pennsylvania); Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and Chairman, Human Resources and Independent Directors Committees, IKON Office Solutions, (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, DIRECTOR, CHAIRMAN, BOARD AFFAIRS COMMITTEE AND MEMBER, INVESTMENT COMMITTEE

     Chairman, Lubar & Co. Incorporated (investment management and advisory company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Chairman and Director, The Christiana Companies,

     Inc. (real estate development); Director: Firstar Bank, Firstar Corporation (bank holding company), SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 777 East Wisconsin Avenue, Milwaukee, Wisconsin); Director: Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive, Chicago, Illinois, Director (since 1995), Energy Ventures, Inc., 5 Post Oak Park, Houston, Texas; Director (1989-1995), Prideco, Inc. (drill collar manufacturer), 6039 Thomas Road, Houston, Texas.

WILLIAM B. MARX, JR., DIRECTOR AND MEMBER, DIVIDEND POLICY AND BOARD AFFAIRS COMMITTEES

     Consultant (since 1996); Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Executive Vice President and Chief Executive Officer, Multimedia Products Group (1994-1995), AT&T (global communications and network computing company), 295 North Maple Avenue, Basking Ridge, New Jersey; Director (since 1996), California Microwave, Inc., Redwood City, California; Member (since 1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California; Chairman, Executive Committee (since 1996), National Minority Supplier Development Council, Inc., 15 West 39th Street, New York, New York.

JOHN F. MAYPOLE, DIRECTOR AND MEMBER, BOARD AFFAIRS AND HUMAN RESOURCES
COMMITTEES

     Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director (since
     1996), Coating Technologies International; Director, Chairman, Finance Committee and Member, Executive Committee and Human Resources Committee on Directors, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director and Chairman, Compensation Committee, Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director, Chairman, Audit Committee and Member, Compensation Committee, Blodgett Corporation; Director, Chairman, Products Committee and Member, Compensation and Audit Committee (until 1996), Igloo Corporation (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director and Member, Senior Management Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Company; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

DONALD F. MCCULLOUGH, DIRECTOR AND MEMBER, DIVIDEND POLICY AND AUDITING
COMMITTEES

     Retired (since 1988); former Chairman and Chief Executive Officer, Collins & Aikman Corp. (manufacturer of textile products), 210 Madison Avenue, New York, New York; Director (1971-1996); Bankers Trust New York Corp. (bank holding company) and Bankers Trust Company (principal offices, 280 Park Avenue, New York, New York); Director (1975-1996), Melville Corporation (specialty retailer), One Theall Road, Rye, New York.

JOHN J. PAJAK, PRESIDENT AND CHIEF OPERATING OFFICER, DIRECTOR AND MEMBER, DIVIDEND POLICY AND INVESTMENT COMMITTEES

     President, Director and Chief Operating Officer (since 1996), Vice Chairman and Chief Administrative Officer (1996), Executive Vice President (1987-
     1996) of MassMutual; Director (since 1994), MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Trustee (since
     1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1995-1996), National Capital Health Plan, Inc. (health maintenance organization), Washington, D.C.

THOMAS B. WHEELER, CHAIRMAN, CHIEF EXECUTIVE OFFICER, CHAIRMAN, INVESTMENT COMMITTEE AND MEMBER, DIVIDEND POLICY AND BOARD AFFAIRS COMMITTEES

     Chairman (since 1996), Chief Executive Officer (since 1988), and President (1987-1996) of MassMutual; Chairman (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and Chief Executive Officer (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman of the Board of Directors (1994-1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, The First National Bank of Boston and Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts and Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Chairman and Director, Oppenheimer Acquisition Corp. (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Director (since 1993), Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island; Chairman of the Board of Directors (1992-1995), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

ALFRED M. ZEIEN, DIRECTOR AND MEMBER, BOARD AFFAIRS AND HUMAN RESOURCES
COMMITTEES

     Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
     Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; Repligen Corporation (biotechnology), One Kendall Square, Cambridge, Massachusetts; Bank of Boston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts;

     Trustee, University Hospital of Boston, Massachusetts; Trustee, Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts.

EXECUTIVE VICE PRESIDENTS

LAWRENCE V. BURKETT, JR., EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL

     Executive Vice President and General Counsel (since 1993) of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1996): MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.) and Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.) (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), 1414 Main Street, Springfield, Massachusetts; Director, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Vice President (since 1996) and Director, Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland; Chairman (1994-1996), Director (1993-1996), MML Reinsurance (Bermuda) Ltd. (wholly-owned property and casualty reinsurance subsidiary of MassMutual Holding Company) and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

JOHN B. DAVIES, EXECUTIVE VICE PRESIDENT

Executive Vice President (since 1994) of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company), MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.), MML Insurance Agency of Ohio, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (since 1995), MML Insurance Agency of Nevada, Inc. (subsidiary of MML

Insurance Agency, Inc.); Director (since 1996), MML Insurance Agency of Mississippi, P.C., DISA Insurance Services of America, Inc. (Alabama), and Diversified Insurance Services of America, Inc. (Hawaii) (subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts); Director: Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland.

DANIEL J. FITZGERALD, EXECUTIVE VICE PRESIDENT, CORPORATE FINANCIAL OPERATIONS

     Executive Vice President, Corporate Financial Operations of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, and C.M. Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Antares Leveraged Capital Corp. (finance company); CM Advantage Inc. and Westheimer 335 Suites, Inc. (wholly-owned subsidiaries of MassMutual Holding Trust II to act as general partners in real estate limited partnerships); HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); MassMutual Holding MSC, Inc. (wholly-owned holding company subsidiary of MassMutual Holding Company); Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Vice President and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Director, MML Bay State Life Insurance Company (wholly-owned insurance subsidiary of MassMutual); and MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Vice President and Director (1994-1996), MassMutual Holding Company Two, Inc. and MassMutual Holding Company Two MSC, Inc. (former direct and indirect wholly-owned holding company subsidiaries of MassMutual); Director (1994-1996), Mirus Insurance Company (formerly MML Pension Insurance Company, a wholly-owned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (1994-1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1994-1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director and Member, Compensation Committee, Cornerstone Real Estate Advisers, Inc., One Financial Plaza, Suite 1700, Hartford, Connecticut; Director, and Member, Audit and Compensation Committees, MML Investors Services, Inc. (wholly-owned broker dealer subsidiary of MassMutual Holding Company); Director, MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.); Director (since 1996), MML Insurance Agency of Ohio, Inc., MML Insurance Agency of Nevada, Inc., MML Insurance Agency of Mississippi, P.C., DISA Insurance Services of America, Inc. (Alabama), and Diversified Insurance Services of America, Inc. (Hawaii) (subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts); Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland.

JOHN V. MURPHY, EXECUTIVE VICE PRESIDENT

     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), Chief Operating Officer (1993-
     1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), (principal offices, One Memorial Drive, Cambridge, Massachusetts); Senior Vice President and Director (since 1995), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (since 1995), DLB Acquisition Corporation (holding company for investment advisers) and Trustee (since
     1997), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts).

GARY E. WENDLANDT, EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER

     Chief Investment Officer and Executive Vice President of MassMutual; Chairman (since 1995), Trustee (since 1986) and President (1983-1995), MassMutual Corporate Investors and Chairman (since 1995), Trustee (since
     1988) and President (1988-1995), MassMutual Participation Investors (closed-end investment companies); Chairman (since 1995), Vice Chairman (1993-1995) and Trustee, MML Series Investment Fund (open-end investment company); Chairman, Chief Executive Officer and Member, Investment Pricing Committee, MassMutual Institutional Funds (open-end investment company); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); Chairman and President (since 1996), MassMutual Holding MSC, Inc. and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Chairman (since 1996):
     Antares Leveraged Capital Corp. (finance company); HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); and MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); President and Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Vice Chairman and Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), CM Advantage Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Chairman, Chief Executive Officer, President and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Chairman and Director, MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company); Chairman (1994-1995) and Director (1993-1995), MML Real Estate Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) Chairman, President and Chief Executive Officer (1994-1996), MassMutual Holding Company Two, Inc. (former wholly-owned holding company subsidiary of MassMutual); Chairman and President (1994-
     1996), Chief Executive Officer (1995-1996), MassMutual Holding Company Two MSC, Inc. (former wholly-owned holding company subsidiary of MassMutual Holding Company Two, Inc.); (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Member, Executive and Compensation Committees (since 1994), Member, Audit Committee (since 1995), and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; President and Chief Executive Officer (1994-1996) and

     Director (1992-1996), Concert Capital Management, Inc.(former investment advisory subsidiary of DLB Acquisition Corporation) One Memorial Drive, Cambridge, Massachusetts; Director, Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company), Two World Trade Center, New York, New York; Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund), 14 John Gorsiraweg, Willemstad, Curacao, Netherlands Antilles; Director, Merrill Lynch Derivative Products, Inc., World Financial Center, North Tower, New York, New York; MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited) (principal offices, c/o BankAmerica Trust and Banking Corporation, Box 1092, George Town, Grand Cayman, Cayman Islands, British West Indies); Director (since 1995), Mass Seguros de Vida, S.A., Huerfanos No. 770, Santiago, Chile; President and Director (since 1995), MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets), 41 Cedar Avenue, Hamilton, Bermuda.

B. THE INVESTMENT SUB-ADVISERS

The directors and executive officers of Babson, their positions and their other business affiliations and business experience for the past two years are as follows:

DIRECTORS AND EXECUTIVE OFFICERS

HANI K. FINDAKLY, DIRECTOR

Director (since 1996), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts; President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York; President (1989-1995), Potomac Capital, Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

RONALD E. GWOZDZ, DIRECTOR AND EXECUTIVE VICE PRESIDENT

Director (since 1996), Executive Vice President (since 1996) and Senior Vice President (1991-1996), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

JAMES W. MACALLEN, DIRECTOR AND EXECUTIVE VICE PRESIDENT

Director and Executive Vice President (since 1996), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts; Senior Vice President
(1996), Concert Capital Management, Inc., One Memorial Drive, Cambridge, Massachusetts; Principal (1994-1995), Hagler, Mastrovita & Hewitt (investment counsel), 225 Franklin Street, Boston, Massachusetts; President (1992-1994), Chief Investment Officer (1991-1994), and Vice President (1983-1992), Wilmington Capital Management, Inc. (investment counsel), 1 Rodney Square, Wilmington, Delaware.

EDWARD L. MARTIN, DIRECTOR AND EXECUTIVE VICE PRESIDENT

Director (since 1990), Executive Vice President (since 1995) and Senior Vice President (1988-1995), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts; Director and Senior Vice President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

PETER C. SCHLIEMANN, DIRECTOR AND EXECUTIVE VICE PRESIDENT

Executive Vice President (since 1992), Senior Vice President (1984-1992) and Director (since 1982), David L. Babson & Company, Inc. (registered investment adviser), One Memorial Drive, Cambridge, Massachusetts; Director (1995-1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts;

FRANK L. TARANTINO, SENIOR VICE PRESIDENT, CLERK AND CHIEF OPERATING OFFICER

Senior Vice President, Clerk and Chief Operating Officer (since 1997), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts; President (1993-1997), Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

PETER C. THOMPSON, DIRECTOR AND PRESIDENT

President and Director (since 1983), David L. Babson & Company, Inc. (registered investment adviser), One Memorial Drive, Cambridge, Massachusetts.; Director (1995-1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director (since 1996), Potomac Babson Inc. (registered investment adviser) 1290 Avenue of the Americas, New York, New York.

JONATHAN B. TREAT, DIRECTOR AND SENIOR VICE PRESIDENT

Director and Senior Vice President (since 1992), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

ROLAND W. WHITRIDGE, DIRECTOR AND SENIOR VICE PRESIDENT

Director (since 1990) and Senior Vice President (since 1992), David L. Babson & Company, Inc., One Memorial Drive, Cambridge, Massachusetts.

HarbourView is the investment sub-adviser for the International Equity Fund of the Registrant. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. and was incorporated in the State of New York on April 17, 1986.

The directors and executive vice presidents of HarbourView, their positions and their other business affiliations and business experience for the past two years are as follows:

BRIDGET A. MACASKILL,  PRESIDENT, CHIEF EXECUTIVE OFFICER AND DIRECTOR

President, Chief Executive Officer and a Director of OppenheimerFunds, Inc. ("OFI"); Chairman and Director of Shareholder Services Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"); President and a Director of Oppenheimer Acquisition Corp.("OAC") and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a Director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

ANDREW J. DONOHUE,  EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND DIRECTOR

Executive Vice President, General Counsel and a Director of OFI, the OppenheimerFunds Distributor, Inc., SSI, SFSI, Oppenheimer Partnership Holdings, Inc. and MultiSource Services, Inc. (a broker-dealer); President and a Director of Centennial Asset Management Corporation; President and a Director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; and officer of other Oppenheimer Funds.

ROBERT C. DOLL, JR. EXECUTIVE VICE PRESIDENT

Executive Vice President and a Director of OFI; Vice President and a Director of OAC; an officer of other Oppenheimer Funds.

Item 29: Principal Underwriters


     (a) OppenheimerFunds Distributor, Inc. is the General Distributor of the Trust's shares and is also general distributor of the following open-end management investment companies:


          1. The "Denver-Based" Oppenheimer Funds. The address for these funds is 3410 South Galena Street, Denver, CO 80231.


              Centennial America Fund, L.P.
              Centennial California Tax Exempt Trust
              Centennial Government Trust
              Centennial Money Market Trust
              Centennial New York Tax Exempt Trust
              Centennial Tax Exempt Trust
              Daily Cash Accumulation Fund, Inc.
              Oppenheimer Cash Reserves
              Oppenheimer Champion Income Fund
              Oppenheimer Equity Income Fund
              Oppenheimer Limited-Term Government Fund

              Oppenheimer Integrity Funds
              Oppenheimer International Bond Fund
              Oppenheimer High Yield Fund
              Oppenheimer Main Street Funds, Inc.
              Oppenheimer Strategic Income Fund
              Oppenheimer Strategic Income & Growth Fund
              Oppenheimer Tax-Exempt Fund
              Oppenheimer Total Return Fund, Inc.
              Oppenheimer Total Return Fund, Inc. Capital Accumulation Plan Oppenheimer Variable Account Funds
              The New York Tax-Exempt Income Fund, Inc.

          2.  The "New York-Based" Oppenheimer Funds.  The address for these
              ---------------------------------------
              funds is 2 World Trade Center, New York, NY  10048-0203.


              Oppenheimer Asset Allocation Fund
              Oppenheimer California Tax-Exempt Fund
              Oppenheimer Discovery Fund
              Oppenheimer Enterprise Fund
              Oppenheimer Global Emerging Growth Fund
              Oppenheimer Global Fund
              Oppenheimer Global Growth & Income Fund
              Oppenheimer Gold & Special Minerals Fund
              Oppenheimer Growth Fund
              ----------------------------------
              Oppenheimer Fund
              Oppenheimer International Growth Fund
              Oppenheimer Money Market Fund, Inc.
              Oppenheimer Multi-Government Trust
              Oppenheimer Multi-Sector Income Trust
              Oppenheimer Multi-State Tax Exempt Trust
              Oppenheimer New York Tax-Exempt Fund
              Oppenheimer Target Fund
              Oppenheimer Tax-Free Bond Fund
              Oppenheimer U.S. Government Trust


          3.  The "Quest" Oppenheimer Funds.  OpCap Advisors (previously named
              ------------------------------
              Quest for Value Advisors) is sub-adviser. The address for these funds is 2 World Trade Center, New York, NY 10048-0203.


              Oppenheimer Quest Value Fund, Inc.
              Oppenheimer Quest for Value Funds
              Oppenheimer Quest Global Value Fund, Inc.


          4.  The "Rochester" Oppenheimer Funds.  The address for these funds is
              ----------------------------------
              350 Linden Oaks, Rochester, NY  14625.

              Bond Fund Series - Oppenheimer Bond Fund for Growth
              Rochester Fund Municipals
              Rochester Portfolio Series - Limited Term New York Municipal Fund


          5. The "Connecticut Mutual" Oppenheimer Funds. The address for these funds is 2 World Trade Center, New York, NY 10048-0203.


              Oppenheimer Series Funds, Inc.


          6. The "Connecticut Mutual" VA Funds. The address for these funds is 3410 South Galena Street, Denver, CO 80231.


              Panorama Series Funds, Inc.



     (b) The information contained in the registration on Form BD of OppenheimerFunds Distributor, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.




Item 30: Location of Accounts and Records


     Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

     (Articles of Incorporation and Bylaws)
     MassMutual Institutional Funds
     1295 State Street
     Springfield, Massachusetts  01111


     (With respect to its services as Advisor)
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts  01111


     (With respect to its services as Sub-Advisor)
     David L. Babson and Company, Inc.
     One Memorial Drive
     Cambridge, Massachusetts


     (With respect to its services as Sub-Advisor)
     HarbourView Asset Management Corporation
     Two World Trade Center
     New York, New York

     (With respect to its services as Distributor)
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York


     (With respect to its services as Sub-Administrator, Transfer Agent and
      Custodian)
     Investors Bank & Trust Company
     200 Clarendon Street
     Boston, Massachusetts


     (With respect to their services as counsel)
     Ropes & Gray
     One International Place
     Boston, Massachusetts



Item 31: Management Services


     Not Applicable.




Item 32: Undertakings


     (a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by
Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities.


     (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the State of Massachusetts on the 25th day of April, 1997. The Registrant certifies that this Post-Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                        MASSMUTUAL INSTITUTIONAL FUNDS


                        By: /s/ Hamline C. Wilson
                           ------------------------
                            Hamline C. Wilson
                            Vice President & Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 1996.


     Signature                          Title
     ---------                          -----


     /s/ Gary E. Wendlandt            Chairman, Trustee &
     ----------------------------     Chief Executive Officer
     Gary E. Wendlandt


     /s/ Stephen Kuhn    *            Trustee
     ----------------------------
     Ronald J. Abdow


     /s/ Stephen Kuhn                 Trustee
     ----------------------------
     Richard H. Ayers


     /s/ Stephen Kuhn    *            Trustee
     ----------------------------
     Mary E. Boland


     /s/ Stephen Kuhn *               Trustee
     ----------------------------
     David E. A. Carson


     /s/ Stephen Kuhn *               Trustee
     ----------------------------
     Richard G. Dooley


     /s/ Stephen Kuhn *               Trustee
     ----------------------------
     Richard W. Greene


     /s/ Stephen Kuhn *               Trustee
     ----------------------------
     Beverly C. L. Hamilton


     /s/ Stephen Kuhn *               Trustee
     ----------------------------
     F. William Marshall, Jr.


     /s/ Stephen Kuhn    *            Trustee
     ----------------------------
     Charles J. McCarthy


     /s/ Stephen Kuhn    *            Trustee
     ----------------------------
     John V. Murphy


     /s/ Stephen Kuhn    *            Trustee
     ----------------------------
     John H. Southworth


     /s/ Hamline C. Wilson            Vice President &
     ----------------------------     Chief Financial Officer
     Hamline C. Wilson


     /s/ Stephen L. Kuhn
     ----------------------------

* Stephen L. Kuhn, as Attorney-in-fact pursuant to Powers of Attorney granted on or about August 5, 1994, April 18, 1996 and April 21, 1997.

The name MassMutual Institutional Investment Fund is the designation of the Trustees under a Declaration of Trust dated May 28, 1994, as amended, from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but the Trust's property only shall be bound.

                               INDEX TO EXHIBITS
                               -----------------


Exhibit No.  Title of Exhibit
-----------  ----------------
      5(b) Specimen Investment Sub-Advisory Agreements between Mass Mutual and David L. Babson and Company, Inc.

     11(b).  Consent of Coopers & Lybrand L.L.P.

     11(i)-(o) Powers of Attorney

     27.     Financial Data Schedules.